UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2010

Date of reporting period:         June 30, 2010

ITEM 1.  REPORT TO SHAREHOLDERS
===============================




(WELLS FARGO ADVANTAGE FUNDS LOGO)

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(GRAPHIC)              Semi-Annual Report
                       June 30, 2010

                       WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND*

* Effective at the close of business on July 16, 2010, the net assets of Wells Fargo Advantage VT C&B Large Cap Value Fund and Wells Fargo Advantage VT Equity Income Fund were acquired by Wells Fargo Advantage VT Intrinsic Value Fund, which was created to receive the assets of the acquired funds, in an exchange for shares of the newly created Wells Fargo Advantage VT Intrinsic Value Fund. Shareholders of Wells Fargo Advantage VT C&B Large Cap Value Fund became shareholders of Wells Fargo Advantage VT Intrinsic Value Fund. In the reorganization, Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor.

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     6
FUND EXPENSES ............................................................     8
PORTFOLIO OF INVESTMENTS .................................................     9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    12
Statement of Operations ..................................................    13
Statements of Changes in Net Assets ......................................    14
Financial Highlights .....................................................    16
NOTES TO FINANCIAL STATEMENTS ............................................    18
OTHER INFORMATION ........................................................    23
LIST OF ABBREVIATIONS ....................................................    29

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of the Wells Fargo Advantage VT C&B Large Cap Value Fund approved the reorganization of the Wells Fargo Advantage VT C&B Large Cap Value Fund with the Wells Fargo Advantage VT Intrinsic Value Fund. Accordingly, at the close of business on July 16, 2010, the net assets of the Wells Fargo Advantage VT C&B Large Cap Value Fund were acquired by the Wells Fargo Advantage VT Intrinsic Value Fund, in exchange for shares of the Wells Fargo Advantage VT Intrinsic Value Fund. At the same time, the Wells Fargo Advantage VT Equity Income Fund also merged into the Wells Fargo Advantage VT Intrinsic Value Fund. The Wells Fargo Advantage VT Equity Income Fund was the accounting and performance survivor of these reorganizations. As a result, the accounting and performance history of the Wells Fargo Advantage VT Equity Income Fund is carried forward in the financial statements of the Wells Fargo Advantage VT Intrinsic Value Fund. Shareholders of Wells Fargo Advantage VT C&B Large Cap Value Fund became shareholders of Wells Fargo Advantage VT Intrinsic Value Fund. Further information regarding this transaction can be found in the section entitled "Other Information" under the heading "Special Meeting of Shareholders."

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

1. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

               2 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                          Letter to Shareholders

[PHOTO OF Karla M. Rabusch]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the

               Wells Fargo Advantage VT C&B Large Cap Value Fund 3


Letter to Shareholders

trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

               4 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

               6 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

AS OF JULY 16, 2010, THE FUND MERGED INTO WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 1, 1998

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF JUNE 30, 2010)

American Express Company              3.12%
Exxon Mobil Corporation               3.11%
Colgate-Palmolive Company             2.85%
Omnicom Group Incorporated            2.75%
Johnson & Johnson                     2.50%
Quest Diagnostics Incorporated        2.49%
State Street Corporation              2.42%
McDonald's Corporation                2.17%
Willis Group Holdings Limited         2.17%
Vodafone Group plc ADR                2.17%

SECTOR DISTRIBUTION(2)
(AS JUNE 30, 2010)

                                   (PIE CHART)

Telecommunication Services    (3%)
Consumer Discretionary       (15%)
Consumer Staples             (13%)
Energy                        (7%)
Financials                   (19%)
Health Care                  (10%)
Industrials                  (18%)
Information Technology       (12%)
Materials                     (3%)

(1.) The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

               Wells Fargo Advantage VT C&B Large Cap Value Fund 7


Performance Highlights

                   WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                                 Expense Ratio
                                                                                               -----------------
                                                       6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                                       ---------   ------   ------   -------   --------   ------
Wells Fargo Advantage VT C&B Large Cap Value Fund       (6.25)      15.61   (0.71)    0.50      1.63%      1.00%
Russell 1000 Value Index(5)                             (5.12)      16.92   (1.64)    2.38

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

(3.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

               8 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending         Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-30-2010    the Period(1)   Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $  937.50         $4.80           1.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01           1.00%

(1.) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

               Wells Fargo Advantage VT C&B Large Cap Value Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT C&B LARGE CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.43%
APPAREL & ACCESSORY STORES: 1.69%
       3,040   VF CORPORATION                                                                                       $       216,387
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.72%
         336   NVR INCORPORATED+                                                                                            220,090
                                                                                                                    ---------------
BUSINESS SERVICES: 7.17%
       5,100   CINTAS CORPORATION                                                                                           122,247
       4,440   FISERV INCORPORATED+                                                                                         202,730
       4,156   MANPOWER INCORPORATED                                                                                        179,456
      12,020   OMNICOM GROUP INCORPORATED                                                                                   412,286
                                                                                                                            916,719
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.52%
       7,594   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              322,137
                                                                                                                    ---------------
COMMERCIAL SERVICES: 1.97%
      16,900   WESTERN UNION COMPANY                                                                                        251,979
                                                                                                                    ---------------
COSMETICS, PERSONAL CARE: 5.22%
       9,070   AVON PRODUCTS INCORPORATED                                                                                   240,355
       5,420   COLGATE-PALMOLIVE COMPANY<<                                                                                  426,879
                                                                                                                            667,234
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 6.74%
      17,256   BANK OF AMERICA CORPORATION                                                                                  247,969
       6,845   JPMORGAN CHASE & COMPANY                                                                                     250,595
      10,740   STATE STREET CORPORATION                                                                                     363,227
                                                                                                                            861,791
                                                                                                                    ---------------
DIVERSIFIED MANUFACTURING: 1.75%
      15,520   GENERAL ELECTRIC COMPANY                                                                                     223,798
                                                                                                                    ---------------
EATING & DRINKING PLACES: 4.17%
       5,340   DARDEN RESTAURANTS INCORPORATED                                                                              207,459
       4,941   MCDONALD'S CORPORATION                                                                                       325,464
                                                                                                                            532,923
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.25%
       9,680   REPUBLIC SERVICES INCORPORATED                                                                               287,786
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.96%
      39,250   FLEXTRONICS INTERNATIONAL LIMITED+                                                                           219,800
      11,180   MOLEX INCORPORATED CLASS A                                                                                   172,731
       9,492   TYCO ELECTRONICS LIMITED                                                                                     240,907
                                                                                                                            633,438
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.95%
       6,020   ILLINOIS TOOL WORKS INCORPORATED                                                                             248,506
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.30%
       4,680   DIAGEO PLC ADR<<                                                                                             293,623
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 2.24%
       6,033   KOHL'S CORPORATION+<<                                                                                        286,568
                                                                                                                    ---------------

              10 Wells Fargo Advantage VT C&B Large Cap Value Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT C&B LARGE CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
HEALTH SERVICES: 1.41%
       5,340   CARDINAL HEALTH INCORPORATED                                                                         $       179,477
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.13%
       3,420   BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                                   272,540
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 3.06%
       7,440   AVERY DENNISON CORPORATION<<                                                                                 239,047
       3,700   HENKEL AG & COMPANY KGAA ADR                                                                                 151,330
                                                                                                                            390,377
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.60%
       6,070   DOVER CORPORATION                                                                                            253,665
       3,150   EATON CORPORATION<<                                                                                          206,136
                                                                                                                            459,801
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.39%
       6,090   ALLSTATE CORPORATION                                                                                         174,966
       3,670   AXIS CAPITAL HOLDINGS LIMITED                                                                                109,072
       4,140   CHUBB CORPORATION                                                                                            207,041
      10,830   WILLIS GROUP HOLDINGS LIMITED                                                                                325,442
                                                                                                                            816,521
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.75%
       1,570   BECTON DICKINSON & COMPANY<<                                                                                 106,163
       7,490   QUEST DIAGNOSTICS INCORPORATED                                                                               372,777
                                                                                                                            478,940
                                                                                                                    ---------------
MEDICAL PRODUCTS: 2.00%
       6,300   BAXTER INTERNATIONAL INCORPORATED<<                                                                          256,032
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.84%
       6,660   TYCO INTERNATIONAL LIMITED                                                                                   234,632
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.99%
       4,470   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                   254,298
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.66%
      11,780   AMERICAN EXPRESS COMPANY                                                                                     467,666
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.51%
       3,500   CHEVRON CORPORATION                                                                                          237,510
       8,180   EXXON MOBIL CORPORATION                                                                                      466,833
                                                                                                                            704,343
                                                                                                                    ---------------
PHARMACEUTICALS: 2.94%
       6,360   JOHNSON & JOHNSON                                                                                            375,622
                                                                                                                    ---------------
SEMICONDUCTORS: 1.67%
       5,610   LAM RESEARCH CORPORATION+                                                                                    213,517
                                                                                                                    ---------------
SOFTWARE: 1.74%
       9,660   MICROSOFT CORPORATION                                                                                        222,277
                                                                                                                    ---------------
TELECOMMUNICATIONS: 2.55%
      15,732   VODAFONE GROUP PLC ADR<<                                                                                     325,180
                                                                                                                    ---------------
TRAVEL & RECREATION: 2.31%
       9,740   CARNIVAL CORPORATION                                                                                         294,538
                                                                                                                    ---------------

              Wells Fargo Advantage VT C&B Large Cap Value Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT C&B LARGE CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.23%
       4,700   KIMBERLY-CLARK CORPORATION                                                                           $       284,962
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $13,465,514)                                                                                   12,193,702
                                                                                                                    ---------------

                                                                                            DIVIDEND
                                                                                              YIELD
                                                                                            --------
PREFERRED STOCKS: 2.00%
       5,270   HENKEL KGAA ADR (CHEMICALS & ALLIED PRODUCTS)                                  0.70%                         256,122
TOTAL PREFERRED STOCKS (COST $238,958)                                                                                      256,122
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 19.82%

                                                                                            INTEREST    MATURITY
  PRINCIPAL                                                                                   RATE        DATE
------------                                                                                --------   ----------
CORPORATE BONDS & NOTES: 0.15%
$     17,211   GRYPHON FUNDING LIMITED(a)(i)(v)                                               0.00     08/05/2010             6,905
      22,389   VFNC CORPORATION(a)(i)(v)+++/-                                                 0.35     09/29/2011            12,538
                                                                                                                             19,443
                                                                                                                    ---------------

   SHARES                                                                                     YIELD
------------                                                                                --------
INVESTMENT COMPANIES: 19.67%
     269,703   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                 0.28                          269,703
   2,243,825   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)                  0.35                        2,243,825
                                                                                                                          2,513,528
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,528,146)                                                                            2,532,971
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $16,232,618)*                                                      117.25%                                         14,982,795
OTHER ASSETS AND LIABILITIES, NET                                        (17.25)                                         (2,204,915)
                                                                         ------                                     ---------------
TOTAL NET ASSETS                                                         100.00%                                    $    12,777,880
                                                                         ------                                     ---------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(v) Security represents investment of cash collateral received from securities on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $16,502,946 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation   $   900,100
     Gross unrealized depreciation    (2,420,251)
                                     -----------
     Net unrealized depreciation     $(1,520,151)

The accompanying notes are an integral part of these financial statements.

              12 Wells Fargo Advantage VT C&B Large Cap Value Fund


                  Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities, at value (including securities on loan) ......   $12,469,267
      In affiliated securities, at value .......................................     2,513,528
                                                                                   -----------
   Total investments, at value (see cost below) ................................    14,982,795
                                                                                   -----------
   Cash ........................................................................        50,000
   Receivable for Fund shares issued ...........................................           331
   Receivable for dividends ....................................................        40,260
   Receivable for securities lending income ....................................           232
                                                                                   -----------
Total assets ...................................................................    15,073,618
                                                                                   -----------
LIABILITIES
   Payable for Fund shares redeemed ............................................         6,542
   Payable upon receipt of securities loaned ...................................     2,258,775
   Payable to investment advisor and affiliates ................................         4,689
   Accrued expenses and other liabilities ......................................        25,732
                                                                                   -----------
Total liabilities ..............................................................     2,295,738
                                                                                   -----------
TOTAL NET ASSETS ...............................................................   $12,777,880
                                                                                   ===========
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $19,746,242
   Undistributed net investment income .........................................         8,933
   Accumulated net realized loss on investments ................................    (5,727,472)
   Net unrealized depreciation of investments ..................................    (1,249,823)
                                                                                   -----------
TOTAL NET ASSETS ...............................................................   $12,777,880
                                                                                   ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ..................................................................   $12,777,880
   Shares outstanding ..........................................................     1,539,459
   Net asset value and offering price per share ................................   $      8.30
                                                                                   -----------
Investments, at cost ...........................................................   $16,232,618
                                                                                   -----------
Securities on loan, at value ...................................................   $ 2,205,955
                                                                                   -----------

1.   The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage VT C&B Large Cap Value Fund 13


Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends(1) ......................................................................   $ 161,368
   Income from affiliated securities .................................................         259
   Securities lending, net ...........................................................         282
                                                                                         ---------
Total investment income ..............................................................     161,909
                                                                                         ---------
EXPENSES
   Advisory fees .....................................................................      39,142
   Administration fees ...............................................................      11,387
   Custody fees ......................................................................       1,317
   Accounting fees ...................................................................       2,693
   Distribution fees .................................................................      17,792
   Professional fees .................................................................      15,820
   Shareholder reports ...............................................................      12,191
   Trustees' fees ....................................................................       5,158
   Other fees and expenses ...........................................................         787
                                                                                         ---------
Total expenses .......................................................................     106,287
                                                                                         ---------
LESS
   Waived fees and/or reimbursed expenses ............................................     (35,119)
   Net expenses ......................................................................      71,168
                                                                                         ---------
Net investment income ................................................................      90,741
                                                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from unaffiliated securities .......................................    (410,860)
Net change in unrealized appreciation (depreciation) of unaffiliated securities ......    (534,550)
                                                                                         ---------
Net realized and unrealized gain (loss) on investments ...............................    (945,410)
                                                                                         ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $(854,669)
                                                                                         =========
1. Net of foreign withholding taxes of ...............................................   $   1,461

The accompanying notes are an integral part of these financial statements.

              14 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                             Statements of Changes in Net Assets

                                                                                             For the
                                                                                         Six Months Ended        For the
                                                                                           June 30, 2010        Year Ended
                                                                                            (Unaudited)     December 31, 2009
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................................................         $14,725,711        $18,017,234
OPERATIONS
   Net investment income ..........................................................              90,741            241,484
   Net realized loss on investments ...............................................            (410,860)        (2,819,164)
   Net change in unrealized appreciation (depreciation) of investments ............            (534,550)         6,112,801
                                                                                            -----------        -----------
Net increase (decrease) in net assets resulting from operations ...................            (854,669)         3,535,121
                                                                                            -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..........................................................             (90,859)          (264,060)
                                                                                            -----------        -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ......................................................             807,531          2,174,969
   Reinvestment of distributions ..................................................              90,859            264,060
   Cost of shares redeemed ........................................................          (1,900,693)        (9,001,613)
                                                                                            -----------        -----------
Net decrease in net assets resulting from capital share transactions ..............          (1,002,303)        (6,562,584)
                                                                                            -----------        -----------
NET DECREASE IN NET ASSETS ........................................................          (1,947,831)        (3,291,523)
                                                                                            ===========        ===========
ENDING NET ASSETS .................................................................         $12,777,880        $14,725,711
                                                                                            ===========        ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .............................         $     8,933        $     9,051
                                                                                            ===========        ===========
SHARES ISSUED AND REDEEMED
   Shares sold ....................................................................              87,218            301,860
   Shares issued in reinvestment of distributions .................................              10,149             36,796
   Shares redeemed ................................................................            (211,161)        (1,246,840)
                                                                                            -----------        -----------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......            (113,794)          (908,184)
                                                                                            ===========        ===========

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

              16 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                            Financial Highlights

                                                        Beginning                 Net Realized    Distributions
                                                        Net Asset       Net      and Unrealized      from Net
                                                        Value Per   Investment     Gain (Loss)      Investment
                                                          Share       Income     on Investments      Income
                                                        ---------   ----------   --------------   -------------
January 1, 2010 to June 30, 2010 (Unaudited) ........     $ 8.91       0.06          (0.61)           (0.06)
January 1, 2009 to December 31, 2009 ................     $ 7.03       0.12           1.88            (0.12)
January 1, 2008 to December 31, 2008 ................     $10.99       0.14          (3.96)           (0.14)
January 1, 2007 to December 31, 2007 ................     $11.24       0.13          (0.26)           (0.12)
January 1, 2006 to December 31, 2006 ................     $ 9.34       0.15           1.90            (0.15)
January 1, 2005 to December 31, 2005 ................     $ 9.13       0.07           0.21            (0.07)

(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage VT C&B Large Cap Value Fund 17


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 8.30         1.25%         1.49%      1.00%      (6.25)%        9%         $12,778
  $ 8.91         1.56%         1.63%      1.00%      28.90%        15%         $14,726
  $ 7.03         1.55%         1.33%      1.00%     (35.01)%       26%         $18,017
  $10.99         1.11%         1.17%      1.00%      (1.17)%       35%         $30,467
  $11.24         1.44%         1.17%      1.00%      22.12%        30%         $32,169
  $ 9.34         0.76%         1.17%      1.00%       3.11%       106%         $28,664

              18 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT C&B Large Cap Value Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual fund are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05%

              Wells Fargo Advantage VT C&B Large Cap Value Fund 19


Notes to Financial Statements (Unaudited)

and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $19,443 representing 0.15% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on the Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed the Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

              20 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                       Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the Fund is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $5,012,020 with $78,234 expiring in 2012, $1,139,689 expiring in 2016 and $3,794,097 expiring in
2017.

At December 31, 2009, the Fund had $34,263 in current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments in securities:

                                            Significant Other    Significant
                                                Observable      Unobservable
                            Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES     (Level 1)          (Level 2)        (Level 3)       Total
-------------------------   -------------   -----------------   ------------   -----------
Equity securities
   COMMON STOCKS             $12,193,702        $        0         $     0     $12,193,702
   PREFERRED STOCKS              256,122                 0               0         256,122
Corporate bonds and notes              0                 0          19,443          19,443
Investment companies             269,703         2,243,825               0       2,513,528
                             -----------        ----------         -------     -----------
                             $12,719,527        $2,243,825         $19,443     $14,982,795
                             -----------        ----------         -------     -----------

Further details on the major security types listed above for the Fund can be found in the Portfolio of Investments.

              Wells Fargo Advantage VT C&B Large Cap Value Fund 21


Notes to Financial Statements (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               Corporate Bonds
                                                                  and Notes
                                                               ---------------
BALANCE AS OF DECEMBER 31, 2009                                    $ 19,216
   Realized gain (loss)                                                  0
   Change in unrealized appreciation (depreciation)                  2,839
   Net purchases (sales)                                            (2,612)
   Net transfer in (out) of Level 3                                      0
BALANCE AS OF JUNE 30, 2010                                        $19,443
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING TO
   SECURITIES STILL HELD AT JUNE 30, 2010                          $ 1,385

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management. Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.55% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Cooke & Bieler, L.P. is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, an annual rate of 0.25% of the average daily net assets of the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $1,278,374 and $2,013,101, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the

              22 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                       Notes to Financial Statements (Unaudited)

credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Wells Fargo Advantage VT Intrinsic Value Fund acquired the net assets of the Fund and Wells Fargo Advantage VT Equity Income Fund in a tax-free exchange for shares of Wells Fargo Advantage VT Intrinsic Value Fund; Wells Fargo Advantage VT Intrinsic Value Fund is a new Wells Fargo Advantage Fund created to receive the assets in each of the reorganizations.

              Wells Fargo Advantage VT C&B Large Cap Value Fund 23


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders of the Fund was held to approve the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Fund into Wells Fargo Advantage VT Intrinsic Value Fund, which will be a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Shares voted "For"       994,355
Shares voted "Against"    32,100
Shares voted "Abstain"    28,657

              24 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Peter G. Gordon          Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser.      None
67                       Chairman, since 2005    Water Company.
                         (Lead Trustee since
                         2001)

Isaiah Harris, Jr.       Advisory Board          Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
57                       Trustee, since 2008     Advertising and Publishing Corp from 2005 to 2007, President    Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

Dr. Leroy Keith, Jr.(3)  Trustee, since          Chairman, Bloc Global Services (development and construction),  Trustee, Phoenix
71                       2010                    Trustee, Phoenix Fund Complex and Director, Diversapack Co.     Fund Complex
                                                 (packaging company). Trustee of the Evergreen Funds from        (consisting of 46
                                                 1983 to 2010. Former Managing Director, Almanac Capital         portfolios as of
                                                 Management (commodities firm), former Partner, Stonington       12/31/09)
                                                 Partners, Inc. (private equity fund), former Director, Obagi
                                                 Medical Products Co. and former Director, Lincoln Educational
                                                 Services.

Judith M. Johnson        Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief       None
61                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker         Advisory Board          James Irvin Miller Professor of Accounting at the Graduate      None
59                       Trustee, since 2008     School of Business, Stanford University, Director of Corporate
                                                 Governance Research Program and Co-Director of The Rock Center
                                                 for Corporate Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of Business,
                                                 Stanford University. Prior thereto, Ernst & Young Professor of
                                                 Accounting at The Wharton School, University of Pennsylvania
                                                 from 1985 to 2005.

Olivia S. Mitchell       Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,     None
57                                               University of Pennsylvania. Director of the Boettner Center on
                                                 Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

              Wells Fargo Advantage VT C&B Large Cap Value Fund 25


Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Timothy J. Penny         Trustee, since 1996     President and CEO of Southern Minnesota Initiative Foundation,  None
58                                               a non-profit organization, since 2007 and Senior Fellow at the
                                                 Humphrey Institute Policy Forum at the University of Minnesota
                                                 since 1995. Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit organization, since 2007.

Michael S. Scofield(3)   Trustee, since          Trustee of the Evergreen Funds from 1984 to 2010. Retired       None
67                       2010                    Attorney, Law Offices of Michael S. Scofield and former
                                                 Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke        Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General         None
70                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Karla M. Rabusch         President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and          None
51                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds        None
50                       Chief Legal Counsel,    Management, LLC since 2001. Vice President and Managing
                         since 2003              Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)        Treasurer, since 2009   Senior Vice President of Evergreen Investment Management        None
39                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(5)         Assistant Treasurer,    Vice President of Evergreen Investment Management Company, LLC  None
35                       since 2009              since 2008. Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC
                                                 since 2004.

Jeremy DePalma(5)        Assistant Treasurer,    Senior Vice President of Evergreen Investment Management        None
36                       since 2009              Company, LLC since 2008. Vice President, Evergreen Investment
                                                 Services, Inc. from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early          Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
46                       Officer, since 2007     since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              26 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT C&B LARGE CAP VALUE FUND (THIS DISCLOSURE DOES NOT REFLECT THE FUND MERGER, WHICH OCCURRED AFTER JUNE 30, 2010.) Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT C&B Large Cap Value Fund (the "Fund") and (ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Cooke & Bieler are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Cooke & Bieler and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Cooke & Bieler under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Cooke & Bieler, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Cooke & Bieler. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Cooke & Bieler about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Cooke & Bieler.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than or not appreciably lower than the median performance of its Universe.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee

              Wells Fargo Advantage VT C&B Large Cap Value Fund 27


Other Information (Unaudited)

waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Cooke & Bieler for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was equal to the median rate of the Fund's Expense Group. The Board also noted that the Net Advisory Rate was in range of the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Cooke & Bieler, which is not affiliated with Funds Management. The Board considered that the sub-advisory fee paid to Cooke & Bieler had been negotiated by Funds Management on an arm's-length basis and that its profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

              28 Wells Fargo Advantage VT C&B Large Cap Value Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Cooke & Bieler to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Cooke & Bieler, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND COOKE & BIELER

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Cooke & Bieler as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Cooke & Bieler with the Fund and benefits potentially derived from an increase in Funds Management's and Cooke & Bieler's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Cooke & Bieler and its affiliates).

The Board has reviewed information about the policies of Cooke & Bieler in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Cooke & Bieler's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Cooke & Bieler annually as part of the re-approval process under
Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

              Wells Fargo Advantage VT C&B Large Cap Value Fund 29


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds   www.wellsfargo.com/advantagefunds      125313 08-10
Management, LLC. All rights                                 SVTCBLC/SAR137 06-10
reserved.

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(GRAPHIC)
SEMI-ANNUAL REPORT
June 30, 2010

                   WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM)

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    6
FUND EXPENSES .............................................................    8
PORTFOLIO OF INVESTMENT ...................................................    9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   13
Statement of Operations ...................................................   14
Statements of Changes in Net Assets .......................................   15
Financial Highlights ......................................................   16
NOTES TO FINANCIAL STATEMENTS .............................................   18
OTHER INFORMATION .........................................................   23
LIST OF ABBREVIATIONS .....................................................   29

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage VT Discovery Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
PRESIDENT
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT DISCOVERY FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the trillions of dollars of government stimulus that were added to the monetary system

                    Wells Fargo Advantage VT Discovery Fund 3


Letter to Shareholders

might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

                    4 Wells Fargo Advantage VT Discovery Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    6 Wells Fargo Advantage VT Discovery Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

May 8, 1992

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF JUNE 30, 2010)

SBA Communications Corporation Class A   2.49%
Concho Resources Incorporated            2.30%
NetLogic Microsystems Incorporated       1.89%
Equinix Incorporated                     1.81%
Pioneer Natural Resources Company        1.76%
BorgWarner Incorporated                  1.71%
Alexion Pharmaceuticals Incorporated     1.65%
Emergency Medical Services Corporation   1.52%
TRW Automotive Holdings Corporation      1.52%
Urban Outfitters Incorporated            1.47%

SECTOR DISTRIBUTION(2)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

Consumer Discretionary      (23%)
Consumer Staples             (3%)
Energy                       (7%)
Financials                   (6%)
Health Care                 (13%)
Industrials                 (13%)
Information Technology      (28%)
Materials                    (2%)
Telecommunication Services   (5%)

----------
(1.) The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                    Wells Fargo Advantage VT Discovery Fund 7


Performance Highlights

                             WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                    Expense Ratio
                                                                                  -----------------
                                          6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                          ---------   ------   ------   -------   --------   ------
Wells Fargo Advantage VT Discovery Fund      2.48      29.97    4.13      5.30      1.36%     1.16%
Russell 2500(TM) Growth Index(5)            (1.82)     21.44    1.81     (1.06)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 2500(TM) Growth Index measures the performance of those Russell
     2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

                    8 Wells Fargo Advantage VT Discovery Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending        Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-30-2010    the Period(1)   Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $1,024.80         $5.77           1.15%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.09         $5.76           1.15%

----------
(1.) Expenses are equal to the Fund's annualized expense ration multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period.)

                    Wells Fargo Advantage VT Discovery Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT DISCOVERY FUND

   SHARES      SECURITY NAME                                                   VALUE
------------   ----------------------------------------------------------   -----------
COMMON STOCKS: 99.22%
APPAREL & ACCESSORY STORES: 6.53%
      29,200   GENESCO INCORPORATED+                                        $   768,252
      41,400   GUESS? INCORPORATED                                            1,293,336
      22,800   J.CREW GROUP INCORPORATED+<<                                     839,268
      27,900   JO ANN STORES INCORPORATED+<<                                  1,046,529
      48,100   URBAN OUTFITTERS INCORPORATED+<<                               1,654,159
                                                                              5,601,544
                                                                            -----------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.82%
      62,114   PENSKE AUTO GROUP INCORPORATED+<<                                705,615
                                                                            -----------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.05%
      21,200   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED                     903,332
                                                                            -----------
BEVERAGES: 0.72%
      28,750   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                       614,675
                                                                            -----------
BIOPHARMACEUTICALS: 2.16%
      36,200   ALEXION PHARMACEUTICALS INCORPORATED+                          1,853,078
                                                                            -----------
BUSINESS SERVICES: 3.34%
      24,000   ALLIANCE DATA SYSTEMS CORPORATION+<<                           1,428,480
      20,900   F5 NETWORKS INCORPORATED+                                      1,433,113
                                                                              2,861,593
                                                                            -----------
CHEMICALS: 1.69%
      48,245   VALSPAR CORPORATION                                            1,453,139
                                                                            -----------
COMMERCIAL SERVICES: 4.40%
      56,900   GARTNER INCORPORATED+<<                                        1,322,925
      76,100   GENPACT LIMITED+<<                                             1,181,833
      60,950   SUCCESSFACTORS INCORPORATED+<<                                 1,267,151
                                                                              3,771,909
                                                                            -----------
COMMUNICATIONS: 10.30%
      61,529   ASIAINFO HOLDINGS INCORPORATED+<<                              1,345,024
      25,063   EQUINIX INCORPORATED+<<                                        2,035,617
      35,864   GEOEYE INCORPORATED+                                           1,116,805
      82,200   SBA COMMUNICATIONS CORPORATION CLASS A+<<                      2,795,622
      38,100   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                      1,536,954
                                                                              8,830,022
                                                                            -----------
COMMUNICATIONS EQUIPMENT: 1.52%
      54,800   COMMSCOPE INCORPORATED+                                        1,302,596
                                                                            -----------
DEPOSITORY INSTITUTIONS: 3.96%
      68,900   FIFTH THIRD BANCORP                                              846,781
      51,040   HOME BANCSHARES INCORPORATED                                   1,164,222
      41,500   WINTRUST FINANCIAL CORPORATION                                 1,383,610
                                                                              3,394,613
                                                                            -----------
E-COMMERCE/SERVICES: 3.31%
       7,800   PRICELINE.COM INCORPORATED+                                    1,377,012
     143,870   SAPIENT CORPORATION                                            1,458,842
                                                                              2,835,854
                                                                            -----------

                   10 Wells Fargo Advantage VT Discovery Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT DISCOVERY FUND

   SHARES      SECURITY NAME                                                   VALUE
------------   ----------------------------------------------------------   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 3.72%
      78,000   NETLOGIC MICROSYSTEMS INCORPORATED+<<                        $ 2,121,600
     141,600   PMC-SIERRA INCORPORATED+                                       1,064,832
                                                                              3,186,432
                                                                            -----------
GENERAL MERCHANDISE STORES: 2.69%
      33,400   BIG LOTS INCORPORATED+                                         1,071,806
      33,300   BJ'S WHOLESALE CLUB INCORPORATED+<<                            1,232,433
                                                                              2,304,239
                                                                            -----------
HEALTH SERVICES: 5.30%
      18,500   DAVITA INCORPORATED+                                           1,155,140
      34,883   EMERGENCY MEDICAL SERVICES CORPORATION+<<                      1,710,313
      30,800   GENTIVA HEALTH SERVICES INCORPORATED+                            831,908
      25,950   LINCARE HOLDINGS INCORPORATED<<                                  843,635
                                                                              4,540,996
                                                                            -----------
HOLDING & OTHER INVESTMENT OFFICES: 1.21%
      41,850   ASPEN INSURANCE HOLDINGS LIMITED                               1,035,369
                                                                            -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 2.14%
      42,983   HHGREGG INCORPORATED+<<                                        1,002,364
       9,500   WHIRLPOOL CORPORATION                                            834,290
                                                                              1,836,654
                                                                            -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.71%
      99,200   ISILON SYSTEMS INCORPORATED+<<                                 1,273,728
      53,000   KENNAMETAL INCORPORATED                                        1,347,790
      56,552   NETEZZA CORPORATION+                                             773,631
      11,600   PARKER HANNIFIN CORPORATION                                      643,336
                                                                              4,038,485
                                                                            -----------
INSURANCE CARRIERS: 0.76%
      17,282   ENDURANCE SPECIALTY HOLDINGS LIMITED                             648,593
                                                                            -----------
MEDICAL INSTRUMENTS: 1.26%
      89,000   BRUKER BIOSCIENCES CORPORATION+<<                              1,082,240
                                                                            -----------
MEDICAL - WHOLESALE DRUG DISTRIBUTION: 1.49%
      40,200   AMERISOURCEBERGEN CORPORATION                                  1,276,350
                                                                            -----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.77%
      39,628   J.B. HUNT TRANSPORT SERVICES INCORPORATED                      1,294,647
      49,300   WERNER ENTERPRISES INCORPORATED<<                              1,079,177
                                                                              2,373,824
                                                                            -----------
OIL & GAS EXTRACTION: 7.26%
      46,600   CONCHO RESOURCES INCORPORATED+                                 2,578,378
      40,900   PETROHAWK ENERGY CORPORATION+                                    694,073
      33,300   PIONEER NATURAL RESOURCES COMPANY<<                            1,979,685
      36,269   SWIFT ENERGY COMPANY+                                            975,999
                                                                              6,228,135
                                                                            -----------

                   Wells Fargo Advantage VT Discovery Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT DISCOVERY FUND

   SHARES      SECURITY NAME                                                   VALUE
------------   ----------------------------------------------------------   -----------
PHARMACEUTICALS: 0.98%
      30,600   PHARMASSET INCORPORATED+                                     $   836,604
                                                                            -----------
RENTAL AUTO/EQUIPMENT: 0.72%
      62,500   AVIS BUDGET GROUP INCORPORATED+                                  613,750
                                                                            -----------
RETAIL FOOD: 1.61%
      18,400   PANERA BREAD COMPANY+<<                                        1,385,336
                                                                            -----------
RETAIL SPORTING GOODS: 1.30%
      44,800   DICK'S SPORTING GOODS INCORPORATED+<<                          1,115,072
                                                                            -----------
SATELLITE: 1.67%
     142,700   IRADIUM COMMUNICATIONS INCORPORATED+<<                         1,432,708
                                                                            -----------
SEMICONDUCTORS: 3.58%
      17,200   CREE INCORPORATED+<<                                           1,032,516
      86,800   MICRON TECHNOLOGY INCORPORATED+<<                                736,932
      43,564   RUBICON TECHNOLOGY INCORPORATED+                               1,297,772
                                                                              3,067,220
                                                                            -----------
SOFTWARE: 5.90%
      30,800   ANSYS INCORPORATED+                                            1,249,556
      72,579   DYNAVOX INCORPORATED+                                          1,161,990
      32,742   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+<<                  1,060,841
      54,800   RED HAT INCORPORATED+                                          1,585,912
                                                                              5,058,299
                                                                            -----------
TELECOMMUNICATIONS: 1.15%
      59,000   VIRGIN MEDIA INCORPORATED<<                                      984,710
                                                                            -----------
TRANSPORTATION BY AIR: 4.39%
      31,500   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                     1,496,250
      57,300   DELTA AIR LINES INCORPORATED+                                    673,275
      77,600   UAL CORPORATION+<<                                             1,595,456
                                                                              3,764,981
                                                                            -----------
TRANSPORTATION EQUIPMENT: 4.81%
      67,686   AMERICAN AXLE & MANUFACTURING HOLDINGS+                          496,138
      51,400   BORGWARNER INCORPORATED+<<                                     1,919,275
      62,000   TRW AUTOMOTIVE HOLDINGS CORPORATION+<<                         1,709,340
                                                                              4,124,753
                                                                            -----------
TOTAL COMMON STOCKS (COST $76,094,524)                                       85,062,720
                                                                            -----------
SHORT-TERM INVESTMENTS: 30.98%

                                                    INTEREST    MATURITY
  PRINCIPAL                                           RATE       DATE
------------                                        --------   ----------
CORPORATE BONDS & NOTES: 0.99%
$    754,480   GRYPHON FUNDING LIMITED(a)(i)(v)       0.00%    08/05/2010       302,697
     981,493   VFNC CORPORATION(a)(i)(v)+++/-         0.35     09/29/2011       549,636
                                                                                852,333
                                                                                -------

                   12 Wells Fargo Advantage VT Discovery Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT DISCOVERY FUND

   SHARES      SECURITY NAME                                       YIELD       VALUE
------------   -------------------------------------------------   -----   ------------
INVESTMENT COMPANIES: 29.99%
     936,680   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)      0.28%   $    936,680
  24,772,668   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS
               COMPANIES, LLC(v)(l)(u)                             0.35      24,772,668
                                                                             25,709,348
                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,350,162)                              26,561,681
                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $102,444,686)*                                  130.20%               111,624,401
OTHER ASSETS AND LIABILITIES, NET                     (30.20)               (25,888,008)
                                                      ------               ------------
TOTAL NET ASSETS                                      100.00%              $ 85,736,393
                                                      ------               ------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(v) Security represents investment of cash collateral received from securities on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $103,584,947 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $12,771,701
Gross unrealized depreciation    (4,732,247)
                                -----------
Net unrealized appreciation     $ 8,039,454
                                ===========

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage VT Discovery Fund 13


Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities, at value (including
         securities on loan) .................................   $ 85,915,053
      In affiliated securities, at value .....................     25,709,348
                                                                 ------------
   Total investments, at value (see cost below) ..............    111,624,401
                                                                 ------------
   Receivable for Fund shares issued .........................        292,729
   Receivable for investments sold ...........................        406,879
   Receivable for dividends ..................................          8,643
   Receivable for securities lending income ..................          5,887
                                                                 ------------
Total assets .................................................    112,338,539
                                                                 ------------
LIABILITIES
   Payable for Fund shares redeemed ..........................         99,584
   Payable for investments purchased .........................        968,927
   Payable upon receipt of securities loaned .................     25,428,013
   Payable to investment advisor and affiliates ..............         73,609
   Accrued expenses and other liabilities ....................         32,013
                                                                 ------------
Total liabilities ............................................     26,602,146
                                                                 ------------
TOTAL NET ASSETS .............................................   $ 85,736,393
                                                                 ============
NET ASSETS CONSIST OF
   Paid-in capital ...........................................   $116,570,502
   Undistributed net investment loss .........................       (395,337)
   Accumulated net realized loss on investments ..............    (39,618,487)
   Net unrealized appreciation of investments ................      9,179,715
                                                                 ------------
TOTAL NET ASSETS .............................................   $ 85,736,393
                                                                 ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ................................................   $ 85,736,393
   Shares outstanding ........................................      5,327,128
   Net asset value and offering price per share ..............   $      16.09
                                                                 ------------
Investments, at cost .........................................   $102,444,686
                                                                 ------------
Securities on loan, at value .................................   $ 24,809,398
                                                                 ------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                   14 Wells Fargo Advantage VT Discovery Funds


     Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends .......................................................   $    99,826
   Income from affiliated securities ...............................         1,301
   Securities lending, net .........................................         9,162
                                                                       -----------
Total investment income ............................................       110,289
                                                                       -----------
EXPENSES
   Advisory fees ...................................................       329,757
   Administration fees .............................................        70,348
   Custody fees ....................................................         6,784
   Accounting fees .................................................         2,117
   Distribution fees ...............................................       109,919
   Professional fees ...............................................        17,760
   Shareholder reports .............................................        34,137
   Trustees' fees ..................................................         5,158
   Other fees and expenses .........................................         2,071
                                                                       -----------
Total expenses .....................................................       578,051
                                                                       -----------
LESS
   Waived fees and/or reimbursed expenses ..........................       (72,425)
   Net expenses ....................................................       505,626
                                                                       -----------
Net investment loss ................................................      (395,337)
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated securities .....................     8,861,984
Net change in unrealized appreciation (depreciation) of unaffiliated
   securities ......................................................    (6,285,341)
                                                                       -----------
Net realized and unrealized gain (loss) on investments .............     2,576,643
                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $ 2,181,306
                                                                       -----------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage VT Discovery Fund 15


Statements of Changes in Net Assets

                                                                 For the
                                                             Six Months Ended        For the
                                                              June 30, 2010         Year Ended
                                                               (Unaudited)      December 31, 2009
                                                             ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................     $86,124,579        $113,148,724
OPERATIONS
   Net investment loss ...................................        (395,337)           (611,462)
   Net realized gain (loss) on investments ...............       8,861,984         (16,013,534)
   Net change in unrealized appreciation (depreciation) of
      investments ........................................      (6,285,341)         50,911,309
                                                               -----------        ------------
Net increase in net assets resulting from operations .....       2,181,306          34,286,313
                                                               -----------        ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .............................       6,209,618          17,828,923
   Cost of shares redeemed ...............................      (8,779,110)        (79,139,381)
                                                               -----------        ------------
Net decrease in net assets resulting from capital share
   transactions ..........................................      (2,569,492)        (61,310,458)
                                                               -----------        ------------
NET DECREASE IN NET ASSETS ...............................        (388,186)        (27,024,145)
                                                               ===========        ============
ENDING NET ASSETS ........................................     $85,736,393        $ 86,124,579
                                                               ===========        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT LOSS ......     $  (395,337)       $          0
                                                               ===========        ============
SHARES ISSUED AND REDEEMED
   Shares sold ...........................................         369,734           1,433,818
   Shares redeemed .......................................        (527,037)         (6,063,907)
                                                               -----------        ------------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................        (157,303)         (4,630,089)
                                                               ===========        ============

The accompanying notes are an integral part of these financial statements.

                   16 Wells Fargo Advantage VT Discovery Fund


                                                            Financial Highlights

                                                  Beginning                 Net Realized
                                                  Net Asset       Net      and Unrealized   Distributions
                                                  Value Per   Investment     Gain (Loss)       from Net
                                                    Share        Loss      on Investments   Realized Gains
                                                  ---------   ----------   --------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) ..     $15.70      (0.07)          0.46             0.00
January 1, 2009 to December 31, 2009 ..........     $11.19      (0.11)          4.62             0.00
January 1, 2008 to December 31, 2008 ..........     $20.11      (0.11)         (8.81)            0.00
January 1, 2007 to December 31, 2007 ..........     $16.44      (0.15)          3.82             0.00
January 1, 2006 to December 31, 2006 ..........     $14.34      (0.13)          2.23             0.00
January 1, 2005 to December 31, 2005 ..........     $14.65      (0.09)          1.09            (1.31)

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage VT Discovery Fund 17


Financial Highlights


 Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment       Gross         Net       Total      Turnover    End of Period
  Share          Loss          Expenses     Expenses   Return(1)     Rate      (000's omitted)
---------   --------------     --------     --------   ---------   ---------   ---------------
 $16.09        (0.88)%           1.31%        1.15%       2.48%        52%         $ 85,736
 $15.70        (0.61)%           1.35%        1.15%      40.30%       208%         $ 86,125
 $11.19        (0.63)%           1.27%        1.15%     (44.36)%      166%         $113,149
 $20.11        (0.72)%           1.21%        1.15%      22.32%       135%         $238,894
 $16.44        (0.76)%           1.21%        1.15%      14.64%       114%         $233,947
 $14.34        (0.76)%           1.26%        1.18%       8.27%       144%         $250,275

                   18 Wells Fargo Advantage VT Discovery Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Discovery Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the

                   Wells Fargo Advantage VT Discovery Fund 19


Notes to Financial Statements (Unaudited)

average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $852,333 representing 0.99% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of the participating Fund. In order to eliminate the fluctuation of the various Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on the Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

                   20 Wells Fargo Advantage VT Discovery Fund


                                       Notes to Financial Statements (Unaudited)

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the Fund is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $46,690,810 with $2,690,760 expiring in 2016 and $44,000,050 expiring in
2017.

At December 31, 2009, the Fund had $649,400 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments in securities:

                                            Significant Other    Significant
                                                Observable      Unobservable
                            Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES     (Level 1)         (Level 2)         (Level 3)        Total
-------------------------   -------------   -----------------   ------------   ------------
Equity securities
   COMMON STOCKS             $85,062,720       $         0        $      0     $ 85,062,720
Corporate bonds and notes              0                 0         852,333          852,333
Investment companies             936,680        24,772,668               0       25,709,348
                             $85,999,400       $24,772,668        $852,333     $111,624,401

Further details on the major security types listed above for the Fund can be found in the Portfolio of Investments.

                   Wells Fargo Advantage VT Discovery Fund 21


Notes to Financial Statements (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               Corporate
                                                                 Bonds
                                                               and Notes
                                                               ---------
BALANCE AS OF DECEMBER 31, 2009                                $ 842,417
   Realized gain (loss)                                                0
   Change in unrealized appreciation (depreciation)              124,428
   Net purchases (sales)                                        (114,512)
   Net transfer in (out) of Level 3                                    0
BALANCE AS OF JUNE 30, 2010                                    $ 852,333
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING TO
   SECURITIES STILL HELD AT JUNE 30, 2010                      $  60,694

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.75% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, an annual rate of 0.25% of the average daily net assets of the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $45,352,641 and $46,171,215, respectively.

                   22 Wells Fargo Advantage VT Discovery Fund


                                       Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                   Wells Fargo Advantage VT Discovery Fund 23


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
     Name and Age      Length of Service(2)            Principal Occupations During Past Five Years            Other Directorships
     ------------      --------------------  ---------------------------------------------------------------  --------------------
Peter G. Gordon        Trustee, since 1998;  Co-Founder, Chairman, President and CEO of Crystal Geyser.       None
67                     Chairman, since 2005  Water Company.
                       (Lead Trustee since
                       2001)

Isaiah Harris, Jr.     Advisory Board        Retired. Prior thereto, President and CEO of BellSouth           CIGNA Corporation;
57                     Trustee, since 2008   Advertising and Publishing Corp from 2005 to 2007, President     Deluxe Corporation
                                             and CEO of BellSouth Enterprises from 2004 to 2005 and
                                             President of BellSouth Consumer Services from 2000 to 2003.
                                             Currently a member of the Iowa State University Foundation
                                             Board of Governors and a member of the Advisory Board of Iowa
                                             State University School of Business.

Dr. Leroy Keith,       Trustee, since 2010   Chairman, Bloc Global Services (development and construction),   Trustee, Phoenix Fund
Jr.(3)                                       Trustee, Phoenix Fund Complex and Director, Diversapack Co.      Complex (consisting
71                                           (packaging company). Trustee of the Evergreen Funds              of 46 portfolios as
                                             from 1983 to 2010. Former Managing Director, Almanac Capital     of 12/31/09)
                                             Management (commodities firm), former Partner, Stonington
                                             Partners, Inc. (private equity fund), former Director, Obagi
                                             Medical Products Co. and former Director, Lincoln Educational
                                             Services.

Judith M. Johnson      Trustee, since 2008   Retired. Prior thereto, Chief Executive Officer and Chief        None
61                                           Investment Officer of Minneapolis Employees Retirement Fund
                                             from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

                   24 Wells Fargo Advantage VT Discovery Fund


                                                   Other Information (Unaudited)

                         Position Held and
     Name and Age      Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
     ------------      --------------------  ---------------------------------------------------------------  -------------------
David F. Larcker       Advisory Board        James Irvin Miller Professor of Accounting at the Graduate       None
59                     Trustee, since 2008   School of Business, Stanford University, Director of Corporate
                                             Governance Research Program and Co-Director of The Rock Center
                                             for Corporate Governance since 2006. From 2005 to 2008,
                                             Professor of Accounting at the Graduate School of Business,
                                             Stanford University. Prior thereto, Ernst & Young Professor of
                                             Accounting at The Wharton School, University of Pennsylvania
                                             from 1985 to 2005.

Olivia S. Mitchell     Trustee, since 2006   Professor of Insurance and Risk Management, Wharton School,      None
57                                           University of Pennsylvania. Director of the Boettner Center on
                                             Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                             National Bureau of Economic Research.

Timothy J. Penny       Trustee, since 1996   President and CEO of Southern Minnesota Initiative Foundation,   None
58                                           a non-profit organization, since 2007 and Senior Fellow at the
                                             Humphrey Institute Policy Forum at the University of Minnesota
                                             since 1995. Member of the Board of Trustees of NorthStar
                                             Education Finance, Inc., a non-profit organization, since 2007.

Michael S.             Trustee, since 2010   Trustee of the Evergreen Funds from 1984 to 2010. Retired        None
Scofield(3)                                  Attorney, Law Offices of Michael S. Scofield and former
67                                           Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke      Trustee, since 1996   Principal of the law firm of Willeke & Daniels. General Counsel  None
70                                           of the Minneapolis Employees Retirement Fund from 1984 to
                                             present.

OFFICERS

                         Position Held and
     Name and Age      Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
     ------------      --------------------  ---------------------------------------------------------------  -------------------
Karla M. Rabusch       President, since      Executive Vice President of Wells Fargo Bank, N.A. and           None
51                     2003                  President of Wells Fargo Funds Management, LLC since 2003.
                                             Senior Vice President and Chief Administrative Officer of Wells
                                             Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since      Senior Vice President and Secretary of Wells Fargo Funds         None
50                     2000;                 Management, LLC since 2001. Vice President and Managing Senior
                       Chief Legal Counsel,  Counsel of Wells Fargo Bank, N.A. since 1996.
                       since 2003

Kasey Phillips(4)      Treasurer, since      Senior Vice President of Evergreen Investment Management         None
39                     2009                  Company, LLC since 2006 and currently the Treasurer of the
                                             Evergreen Funds since 2005. Vice President and Assistant Vice
                                             President of Evergreen Investment Services, Inc. from 1999 to
                                             2006.

David Berardi(5)       Assistant Treasurer,  Vice President of Evergreen Investment Management Company, LLC   None
35                     since 2009            since 2008. Assistant Vice President of Evergreen Investment
                                             Services, Inc. from 2004 to 2008. Manager of Fund Reporting and
                                             Control for Evergreen Investment Management Company, LLC since
                                             2004.

Jeremy DePalma(5)      Assistant Treasurer,  Senior Vice President of Evergreen Investment Management         None
36                     since 2009            Company, LLC since 2008. Vice President, Evergreen Investment
                                             Services, Inc. from 2004 to 2007. Assistant Vice President,
                                             Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                             Administration since 2005.

                   Wells Fargo Advantage VT Discovery Fund 25


Other Information (Unaudited)

                         Position Held and
     Name and Age      Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
     ------------      --------------------  ---------------------------------------------------------------  -------------------
Debra Ann Early        Chief Compliance      Chief Compliance Officer of Wells Fargo Funds Management, LLC    None
46                     Officer,              since 2007. Chief Compliance Officer of Parnassus Investments
                       since 2007            from 2005 to 2007. Chief Financial Officer of Parnassus
                                             Investments from 2004 to 2007 and Senior Audit Manager of
                                             PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                   26 Wells Fargo Advantage VT Discovery Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT DISCOVERY FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Discovery Fund (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "March Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the March Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than the median performance of its Universe for all periods under review, except for the one-year period.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median

                   Wells Fargo Advantage VT Discovery Fund 27


Other Information (Unaudited)

ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate and the Net Advisory Rate for the Fund were in range of the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, and taking into account changes in Advisory Agreement Rate with respect to the Fund, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the March Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

                   28 Wells Fargo Advantage VT Discovery Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

MAY 25-26, 2010 MEETING

At meetings held on May 25-26, 2010 (the "May Meeting"), the Board considered and approved an amended Advisory Agreement Rate that included modified breakpoints for the Fund. The consideration and approval followed discussions with Funds Management at the March Meeting. At the May Meeting, Funds Management presented a supplemental report to the Board that described its fee schedule for small/mid cap and mid cap funds. The Board noted that the Variable Trust small/mid cap and mid cap funds pay the same Advisory Agreement Rates, whereas the Funds Trust small/mid cap funds pay a different Advisory Agreement Rate than the Funds Trust mid cap funds. Accordingly, Funds Management proposed that the Advisory Agreement Rates for the Fund, a small/mid cap fund, be modified so that it would no longer pay the same advisory fee as a mid cap fund. In this regard, the Board observed that the proposed Advisory Agreement Rate, along with modified breakpoints, was lower than the rate under the previously approved Advisory Agreements at various asset levels.

After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate for the Fund.

                   Wells Fargo Advantage VT Discovery Fund 29


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                               (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds             125314 08-10
                                         SVTD/SAR138 06-10

                                                               WELLS   ADVANTAGE
                                                               FARGO   FUNDS

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Semi-Annual Report
June 30, 2010

                  WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND*

----------
* Effective at the close of business on July 16, 2010, the net assets of the Wells Fargo Advantage VT C&B Large Cap Value Fund and Wells Fargo Advantage VT Equity Income Fund were acquired by Wells Fargo Advantage VT Intrinsic Value Fund, which was created to receive the assets of the acquired funds, in an exchange for shares of the newly created Wells Fargo Advantage VT Intrinsic Value Fund. In the reorganization, Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor. As a result, the accounting and performance history of Wells Fargo Advantage VT Equity Income Fund, will be carried forward in the financial statements of the Wells Fargo Advantage VT Intrinsic Value Fund in future shareholder reports.

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     6
FUND EXPENSES ............................................................     8
PORTFOLIO OF INVESTMENTS .................................................     9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    13
Statement of Operations ..................................................    14
Statements of Changes in Net Assets ......................................    15
Financial Highlights .....................................................    16
NOTES TO FINANCIAL STATEMENTS ............................................    18
OTHER INFORMATION ........................................................    24
LIST OF ABBREVIATIONS ....................................................    29

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of each of the Wells Fargo Advantage VT Equity Income Fund and the Wells Fargo Advantage VT C&B Large Cap Value Fund approved the reorganization of their respective fund with the Wells Fargo Advantage VT Intrinsic Value Fund. Accordingly, at the close of business on July 16, 2010, the net assets of the Wells Fargo Advantage VT Equity Income Fund and the Wells Fargo Advantage VT C&B Large Cap Value Fund were acquired by the Wells Fargo Advantage VT Intrinsic Value Fund, in exchange for shares of the Wells Fargo Advantage VT Intrinsic Value Fund. The Wells Fargo Advantage VT Equity Income Fund was the accounting and performance survivor of the reorganization. As a result, the accounting and performance history of the Wells Fargo Advantage VT Equity Income Fund is carried forward in the financial statements of the Wells Fargo Advantage VT Intrinsic Value Fund. Shareholders of Wells Fargo Advantage VT Equity Income Fund and the Wells Fargo Advantage VT C&B Large Cap Value Fund became shareholders of Wells Fargo Advantage VT Intrinsic Value Fund. Further information regarding this transaction can be found in the section entitled "Other Information" under the heading "Special Meeting of Shareholders."

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                  2 Wells Fargo Advantage VT Equity Income Fund


                                                          Letter to Shareholders


(PHOTO OF KARLA M. RABUSCH)
Karla M. Rabusch,
President
WELLS FARGO ADVANTAGE FUNDS

Private-sector payroll employment moderated but remained positive during the six-month period.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the trillions of dollars of government stimulus that were added to the monetary

                  Wells Fargo Advantage VT Equity Income Fund 3


Letter to Shareholders

system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

                  4 Wells Fargo Advantage VT Equity Income Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  6 Wells Fargo Advantage VT Equity Income Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornberg

FUND INCEPTION

May 6, 1996

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF JUNE 30, 2010)

JPMorgan Chase & Company               4.10%
Chevron Corporation                    3.95%
Exxon Mobil Corporation                3.86%
ConocoPhillips                         3.22%
US Bancorp                             2.68%
Bank of America Corporation            2.67%
Target Corporation                     2.66%
AT&T Incorporated                      2.65%
The Travelers Companies Incorporated   2.60%
NextEra Energy Incorporated            2.52%

SECTOR DISTRIBUTION(2)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

Consumer Discretionary     (10%)
Consumer Staples            (6%)
Energy                     (17%)
Financials                 (26%)
Health Care                 (9%)
Industrials                (10%)
Information Technology      (8%)
Materials                   (3%)
Telecommunication Services  (5%)
Utilities                   (6%)

----------
(1.) The ten largest portfolio investments of the Fund. holdings are calculated based on the value of the securities divided by total Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                  Wells Fargo Advantage VT Equity Income Fund 7


Performance Highlights

                         WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                        Expense Ratio
                                                                                      -----------------
                                              6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                              ---------   ------   ------   -------   --------   ------
Wells Fargo Advantage VT Equity Income Fund     (6.27)     11.35   (2.40)     0.25      1.18%     1.00%
Russell 1000 Value Index(5)                     (5.12)     16.92   (1.64)     2.38

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

                  8 Wells Fargo Advantage VT Equity Income Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending         Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-30-2010    the Period(1)   Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $  937.30         $4.80           1.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01           1.00%

----------
(1.) Expenses are equal to the Fund's annualized expense ration multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                  Wells Fargo Advantage VT Equity Income Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT EQUITY INCOME FUND


  Shares     Security Name                                                                                                Value
----------   -------------------------------------------------------------------------------------------------------   -----------
COMMON STOCKS: 98.01%
APPAREL & ACCESSORY STORES: 1.08%
     6,025   VF CORPORATION                                                                                            $   428,860
                                                                                                                       -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.19%
    16,775   HOME DEPOT INCORPORATED                                                                                       470,874
                                                                                                                       -----------
CHEMICALS: 3.16%
     8,560   AIR PRODUCTS & Chemicals Incorporated                                                                         554,774
    20,100   E.I. DU PONT DE NEMOURS & COMPANY                                                                             695,259
                                                                                                                         1,250,033
                                                                                                                       -----------
COMMUNICATIONS: 5.65%
    46,020   AT&T INCORPORATED                                                                                           1,113,224
    14,050   SYMANTEC CORPORATION+                                                                                         195,014
     2,180   TIME WARNER CABLE INCORPORATED<<                                                                              113,534
    29,024   VERIZON COMMUNICATIONS INCORPORATED                                                                           813,252
                                                                                                                         2,235,024
                                                                                                                       -----------
COMPUTER TECHNOLOGIES: 3.43%
    17,490   HEWLETT-PACKARD COMPANY                                                                                       756,967
     4,860   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                   600,113
                                                                                                                         1,357,080
                                                                                                                       -----------
COSMETICS, PERSONAL CARE: 1.28%
     2,175   COLGATE-PALMOLIVE COMPANY<<                                                                                   171,303
     5,590   PROCTER & Gamble Company                                                                                      335,288
                                                                                                                           506,591
                                                                                                                       -----------
DEPOSITORY INSTITUTIONS: 13.48%
    78,303   BANK OF AMERICA CORPORATION                                                                                 1,125,214
    38,901   BANK OF NEW YORK MELLON CORPORATION<<                                                                         960,466
    47,095   JPMORGAN CHASE & COMPANY                                                                                    1,724,148
    11,625   STATE STREET CORPORATION                                                                                      393,158
    50,425   US BANCORP                                                                                                  1,126,999
                                                                                                                         5,329,985
                                                                                                                       -----------
DIVERSIFIED MANUFACTURING: 4.31%
    58,980   GENERAL ELECTRIC COMPANY                                                                                      850,492
    21,833   HONEYWELL INTERNATIONAL INCORPORATED                                                                          852,142
                                                                                                                         1,702,634
                                                                                                                       -----------
EATING & DRINKING PLACES: 1.35%
     8,075   MCDONALD'S CORPORATION                                                                                        531,900
                                                                                                                       -----------
ELECTRIC, GAS & SANITARY SERVICES: 3.22%
    13,340   DOMINION RESOURCES INCORPORATED                                                                               516,792
     4,697   FIRSTENERGY CORPORATION<<                                                                                     165,475
     3,200   PG&E CORPORATION<<                                                                                            131,520
    14,610   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                  457,731
                                                                                                                         1,271,518
                                                                                                                       -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.21%
    17,115   EMERSON ELECTRIC COMPANY                                                                                      747,754
    15,625   NOKIA OYJ ADR<<                                                                                               127,344
                                                                                                                           875,098
                                                                                                                       -----------

                 10 Wells Fargo Advantage VT Equity Income Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT EQUITY INCOME FUND

  Shares     Security Name                                                                                                Value
----------   -------------------------------------------------------------------------------------------------------   -----------
FOOD & KINDRED PRODUCTS: 2.63%
     8,200   MCCORMICK & COMPANY INCORPORATED                                                                          $   311,272
    11,940   PEPSICO INCORPORATED                                                                                          727,743
                                                                                                                         1,039,015
                                                                                                                       -----------
GENERAL MERCHANDISE STORES: 2.83%
    22,740   TARGET CORPORATION                                                                                          1,118,126
                                                                                                                       -----------
HOUSEHOLD PRODUCTS, WARE: 0.76%
     7,620   FORTUNE BRANDS INCORPORATED                                                                                   298,552
                                                                                                                       -----------
INDUSTRIAL & COMMERCIAL MACHINERY & Computer Equipment: 1.85%
     9,284   3M COMPANY                                                                                                    733,343
                                                                                                                       -----------
INSURANCE CARRIERS: 6.36%
    23,625   METLIFE INCORPORATED                                                                                          892,080
     9,900   PRUDENTIAL FINANCIAL INCORPORATED                                                                             531,234
    22,175   THE TRAVELERS COMPANIES INCORPORATED                                                                        1,092,119
                                                                                                                         2,515,433
                                                                                                                       -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & Optical Goods: 0.84%
     4,940   BECTON DICKINSON & COMPANY<<                                                                                  334,043
                                                                                                                       -----------
MEDIA: 0.46%
     6,450   MCGRAW-HILL COMPANIES INCORPORATED                                                                            181,503
                                                                                                                       -----------
MEDICAL EQUIPMENT & SUPPLIES: 1.13%
    12,300   MEDTRONIC INCORPORATED<<                                                                                       446,121
                                                                                                                       -----------
MOTION PICTURES: 1.54%
     8,474   TIME WARNER INCORPORATED                                                                                      244,983
    11,600   WALT DISNEY COMPANY                                                                                           365,400
                                                                                                                           610,383
                                                                                                                       -----------
NETWORKING: 1.02%
    18,950   CISCO SYSTEMS INCORPORATED+                                                                                   403,825
                                                                                                                       -----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.32%
    14,870   AMERICAN EXPRESS COMPANY                                                                                      590,339
     8,150   CAPITAL ONE FINANCIAL CORPORATION                                                                             328,445
                                                                                                                           918,784
                                                                                                                       -----------
OIL & GAS EXTRACTION: 2.27%
     1,700   APACHE CORPORATION                                                                                            143,123
    18,875   CHESAPEAKE ENERGY CORPORATION                                                                                 395,431
     4,650   OCCIDENTAL PETROLEUM CORPORATION                                                                              358,748
                                                                                                                           897,302
                                                                                                                       -----------
OIL & OIL SERVICES: 1.63%
    26,175   HALLIBURTON COMPANY                                                                                           642,596
                                                                                                                       -----------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.42%
    24,500   CHEVRON CORPORATION                                                                                         1,662,570
    27,600   CONOCOPHILLIPS                                                                                              1,354,884
    28,489   EXXON MOBIL CORPORATION                                                                                     1,625,867
    21,375   MARATHON OIL CORPORATION                                                                                      664,549
                                                                                                                         5,307,870
                                                                                                                       -----------

                 Wells Fargo Advantage VT Equity Income Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT EQUITY INCOME FUND

  Shares     Security Name                                                                                                Value
----------   -------------------------------------------------------------------------------------------------------   -----------
PHARMACEUTICALS: 6.72%
    18,800   ABBOTT LABORATORIES                                                                                       $   879,464
    19,350   BRISTOL-MYERS SQUIBB COMPANY                                                                                  482,589
     8,065   JOHNSON & JOHNSON                                                                                             476,319
    10,763   MERCK & COMPANY INCORPORATED                                                                                  376,382
    30,980   PFIZER INCORPORATED                                                                                           441,775
                                                                                                                         2,656,529
                                                                                                                       -----------
RETAIL: 1.15%
     3,400   BEST BUY COMPANY INCORPORATED                                                                                 115,124
     6,200   COSTCO WHOLESALE CORPORATION                                                                                  339,946
                                                                                                                           455,070
                                                                                                                       -----------
RETAIL-DRUG STORES: 1.37%
    18,425   CVS CAREMARK CORPORATION<<                                                                                    540,221
                                                                                                                       -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & Services: 1.20%
    13,134   AMERIPRISE FINANCIAL INCORPORATED                                                                             474,531
                                                                                                                       -----------
SEMICONDUCTORS: 1.24%
    25,265   INTEL CORPORATION                                                                                             491,404
                                                                                                                       -----------
SOFTWARE: 1.88%
    11,650   MICROSOFT CORPORATION                                                                                         268,067
    22,225   ORACLE CORPORATION                                                                                            476,949
                                                                                                                           745,016
                                                                                                                       -----------
TRANSPORTATION EQUIPMENT: 2.35%
    14,300   UNITED TECHNOLOGIES CORPORATION                                                                               928,213
                                                                                                                       -----------
UTILITY - ELECTRIC: 2.68%
    21,750   NEXTERA ENERGY INCORPORATED                                                                                 1,060,528
                                                                                                                       -----------
TOTAL COMMON STOCKS (COST $41,554,284)                                                                                  38,758,005
                                                                                                                       -----------

SHORT-TERM INVESTMENTS: 8.35%


 PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
----------                                                                             -------------   -------------
CORPORATE BONDS & NOTES: 0.06%
$   22,431   GRYPHON FUNDING LIMITED(a)(i)(v)                                              0.00%         08/05/2010          8,999
    29,180   VFNC CORPORATION(a)(i)(v)+++/-                                                0.35          09/29/2011         16,341
                                                                                                                            25,340
                                                                                                                       -----------

  SHARES                                                                                   YIELD
----------                                                                             -------------
INVESTMENT COMPANIES: 8.29%
   770,790   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                0.28                            770,790
 2,507,262   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)                 0.35                          2,507,262
                                                                                                                         3,278,052
                                                                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,297,104)                                                                           3,303,392
                                                                                                                       -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $44,851,388)*                                                           106.36%                                   42,061,397
OTHER ASSETS AND LIABILITIES, NET                                              (6.36)                                   (2,514,478)
                                                                              ------                                   -----------
TOTAL NET ASSETS                                                              100.00%                                  $39,546,919
                                                                              ======                                   -----------

                 12 Wells Fargo Advantage VT Equity Income Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT EQUITY INCOME FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(v) Security represents investment of cash collateral received from securities on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $45,063,429 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 3,131,097
Gross unrealized depreciation    (6,133,129)
                                -----------
Net unrealized depreciation     $(3,002,032)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage VT Equity Income Fund 13


Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities, at value
         (including securities on loan) ......................   $ 38,783,345
      In affiliated securities, at value .....................      3,278,052
                                                                 ------------
   Total investments, at value (see cost below) ..............     42,061,397
                                                                 ------------
   Cash ......................................................         50,000
   Receivable for Fund shares issued .........................             60
   Receivable for dividends ..................................         31,909
   Receivable for securities lending income ..................            380
                                                                 ------------
Total assets .................................................     42,143,746
                                                                 ------------
LIABILITIES
   Payable for Fund shares redeemed ..........................         27,710
   Payable upon receipt of securities loaned .................      2,526,746
   Payable to investment advisor and affiliates ..............         27,181
   Accrued expenses and other liabilities ....................         15,190
                                                                 ------------
Total liabilities ............................................      2,596,827
                                                                 ------------
TOTAL NET ASSETS .............................................   $ 39,546,919
                                                                 ============
NET ASSETS CONSIST OF
   Paid-in capital ...........................................   $ 47,584,509
   Undistributed net investment income .......................          6,527
   Accumulated net realized loss on investments ..............     (5,254,126)
   Net unrealized depreciation of investments ................     (2,789,991)
                                                                 ------------
TOTAL NET ASSETS .............................................   $ 39,546,919
                                                                 ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ................................................   $ 39,546,919
   Shares outstanding ........................................      3,760,590
   Net asset value and offering price per share ..............   $      10.52
                                                                 ------------
Investments, at cost .........................................   $ 44,851,388
                                                                 ------------
Securities on loan, at value .................................   $  2,467,045
                                                                 ------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                 14 Wells Fargo Advantage VT Equity Income Fund


     Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends(1) .........................................   $   615,882
   Income from affiliated securities ....................           434
   Securities lending, net ..............................         1,693
                                                            -----------
Total investment income .................................       618,009
                                                            -----------
EXPENSES
   Advisory fees ........................................       138,973
   Administration fees ..................................        40,428
   Custody fees .........................................         2,910
   Accounting fees ......................................         2,754
   Distribution fees ....................................        63,169
   Professional fees ....................................        16,345
   Shareholder reports ..................................        12,191
   Trustees' fees .......................................         5,158
   Other fees and expenses ..............................         1,025
                                                            -----------
Total expenses ..........................................       282,953
                                                            -----------
LESS
   Waived fees and/or reimbursed expenses ...............       (30,276)
   Net expenses .........................................       252,677
                                                            -----------
Net investment income ...................................       365,332
                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from unaffiliated securities ..........    (1,196,455)
Net change in unrealized appreciation (depreciation)
   of unaffiliated securities ...........................    (1,531,962)
                                                            -----------
Net realized and unrealized gain (loss) on investments ..    (2,728,417)
                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $(2,363,085)
                                                            ===========
(1.) Net of foreign withholding taxes of ................   $     1,489

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage VT Equity Income Fund 15


Statements of Changes in Net Assets

                                                                              For the
                                                                            Six Months      For the
                                                                             Ended June    Year Ended
                                                                              30, 2010    December 31,
                                                                            (Unaudited)       2009
                                                                            -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................   $54,441,084   $ 43,451,643
OPERATIONS
   Net investment income ................................................       365,332        887,311
   Net realized loss on investments .....................................    (1,196,455)      (321,306)
   Net change in unrealized appreciation (depreciation) of investments ..    (1,531,962)     7,608,040
                                                                            -----------   ------------
Net increase (decrease) in net assets resulting from operations .........    (2,363,085)     8,174,045
                                                                            -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ................................................      (363,814)      (910,236)
                                                                            -----------   ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ............................................     2,104,361     14,938,428
   Reinvestment of distributions ........................................       363,814        910,236
   Cost of shares redeemed ..............................................   (14,635,441)   (12,123,032)
                                                                            -----------   ------------
Net increase (decrease) in net assets resulting from capital
    share transactions ..................................................   (12,167,266)     3,725,632
                                                                            -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................   (14,894,165)    10,989,441
                                                                            ===========   ============
ENDING NET ASSETS .......................................................   $39,546,919   $ 54,441,084
                                                                            ===========   ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................   $     6,527   $      5,009
                                                                            ===========   ============
SHARES ISSUED AND REDEEMED
   Shares sold ..........................................................       183,187      1,577,619
   Shares issued in reinvestment of distributions .......................        32,067         91,826
   Shares redeemed ......................................................    (1,266,916)    (1,255,724)
                                                                            -----------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................    (1,051,662)       413,721
                                                                            ===========   ============

The accompanying notes are an integral part of these financial statements.

                 16 Wells Fargo Advantage VT Equity Income Fund


                                                            Financial Highlights

                                                     Beginning                 Net Realized    Distributions
                                                     Net Asset       Net      and Unrealized     from Net      Distributions
                                                     Value Per   Investment    Gain (Loss)      Investment        from Net
                                                       Share       Income     on Investments      Income       Realized Gains
                                                     ---------   ----------   --------------   -------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) .....     $11.31       0.09          (0.79)           (0.09)          0.00
January 1, 2009 to December 31, 2009 .............     $ 9.88       0.19           1.44            (0.20)          0.00
January 1, 2008 to December 31, 2008 .............     $18.74       0.30          (6.46)           (0.28)         (2.42)
January 1, 2007 to December 31, 2007 .............     $19.75       0.30           0.33            (0.30)         (1.34)
January 1, 2006 to December 31, 2006 .............     $16.96       0.28           2.83            (0.28)         (0.04)
January 1, 2005 to December 31, 2005 .............     $16.33       0.24           0.63            (0.24)          0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage VT Equity Income Fund 17


Financial Highlights

                            Ratio
 Ending       to Average Net Assets (Annualized)
Net Asset   -------------------------------------               Portfolio    Net Assets at
Value Per    Net Investment     Gross       Net       Total     Turnover     End of Period
  Share         Income        Expenses   Expenses   Return(1)     Rate      (000's omitted)
---------   ---------------   --------   --------   ---------   ---------   ---------------
  $10.52         1.42%          1.12%      1.00%      (6.27)%       2%         $ 39,547
  $11.31         1.94%          1.18%      1.00%      16.86%       16%         $ 54,441
  $ 9.88         1.95%          1.15%      1.00%     (36.47)%       9%         $ 43,452
  $18.74         1.49%          1.05%      1.00%       2.80%       20%         $ 94,097
  $19.75         1.53%          1.04%      1.00%      18.55%       14%         $116,232
  $16.96         1.43%          1.05%      1.00%       5.38%       23%         $114,375

                 18 Wells Fargo Advantage VT Equity Income Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Equity Income Fund (the "Fund") which subsequently became the accounting and performance survivor in the reorganization into Wells Fargo Advantage VT Intrinsic Value Fund. The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by

                 Wells Fargo Advantage VT Equity Income Fund 19


Notes to Financial Statements (Unaudited)

Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $25,340 representing 0.06% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

                 20 Wells Fargo Advantage VT Equity Income Fund


                                       Notes to Financial Statements (Unaudited)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the Fund is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $3,845,630 with $3,566,431 expiring in 2016 and $279,199 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments in securities:

                                          Significant
                                             Other       Significant
                               Quoted      Observable   Unobservable
                               Prices        Inputs        Inputs
Investments in Securities    (Level 1)     (Level 2)      (Level 3)        Total
-------------------------   -----------   -----------   ------------   -----------
Equity securities
  COMMON STOCKS             $38,758,005   $        0      $     0      $38,758,005
Corporate bonds and notes             0            0       25,340           25,340
Investment companies            770,790    2,507,262            0        3,278,052
                            $39,528,795   $2,507,262      $25,340      $42,061,397

Further details on the major security types listed above for the Fund can be found in the Portfolio of Investments.

                 Wells Fargo Advantage VT Equity Income Fund 21


Notes to Financial Statements (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                      Corporate bonds
                                                         and Notes
                                                      ---------------
BALANCE AS OF DECEMBER 31, 2009                           $25,045
   Realized gain (loss)                                         0
   Change in unrealized appreciation (depreciation)         3,700
   Net purchases (sales)                                   (3,405)
   Net transfer in (out) of Level 3                             0
BALANCE AS OF JUNE 30, 2010                               $25,340
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) RELATING TO SECURITIES
   STILL HELD AT JUNE 30, 2010.                           $ 1,805

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.55% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, an annual rate of 0.25% of the average daily net assets of the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $822,055 and $13,261,309, respectively.

                 22 Wells Fargo Advantage VT Equity Income Fund


                                       Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, the net assets of the Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund were acquired by Wells Fargo Advantage VT Intrinsic Value Fund, which was created to receive the assets of the acquired funds, in an exchange for shares of the newly created Wells Fargo Advantage VT Intrinsic Value Fund. In the reorganization, the Fund became the accounting and performance survivor. As a result, the accounting and performance history of the Fund, which is enclosed in this shareholder report, will be carried forward in the financial statements of Wells Fargo Advantage VT Intrinsic Value Fund.

                 Wells Fargo Advantage VT Equity Income Fund 23


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders of the Fund was held to approve the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Fund into Wells Fargo Advantage VT Intrinsic Value Fund, a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Shares voted "For"       2,870,915
Shares voted "Against"      20,338
Shares voted "Abstain"     163,289

                 24 Wells Fargo Advantage VT Equity Income Fund


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                                  Position Held and           Principal Occupations During
Name and Age                      Length of Service(2)        Past Five Years                      Other Directorships
-------------------------------   -------------------------   ----------------------------------   -------------------
Peter G. Gordon                   Trustee, since 1998;        Co-Founder, Chairman, President      None
67                                Chairman, since 2005        and CEO of Crystal Geyser.
                                  (Lead Trustee since 2001)   Water Company.

Isaiah Harris, Jr.                Advisory Board              Retired. Prior thereto, President    CIGNA
57                                Trustee, since 2008         and CEO of BellSouth Advertising     Corporation;
                                                              and Publishing Corp from 2005 to     Deluxe
                                                              2007, President and CEO of           Corporation
                                                              BellSouth Enterprises from 2004 to
                                                              2005 and President of BellSouth
                                                              Consumer Services from 2000 to
                                                              2003. Currently a member of the
                                                              Iowa State University Foundation
                                                              Board of Governors and a member of
                                                              the Advisory Board of Iowa State
                                                              University School of Business.

Dr. Leroy Keith, Jr.(3)           Trustee, since 2010         Chairman, Bloc Global Services       Trustee,
71                                                            (development and construction),      Phoenix
                                                              Trustee, Phoenix Fund Complex and    Fund Complex
                                                              Director, Diversapack Co.            (consisting of
                                                              (packaging company). Trustee of      46 portfolios
                                                              the Evergreen Funds from 1983 to     as of 12/31/09)
                                                              2010. Former Managing Director,
                                                              Almanac Capital Management
                                                              (commodities firm), former
                                                              Partner, Stonington Partners, Inc.
                                                              (private equity fund), former
                                                              Director, Obagi Medical
                                                              Products Co. and former Director,
                                                              Lincoln Educational Services.

Judith M. Johnson                 Trustee, since 2008         Retired. Prior thereto, Chief        None
61                                                            Executive Officer and Chief
                                                              Investment Officer of Minneapolis
                                                              Employees Retirement Fund from
                                                              1996 to 2008. Ms. Johnson is a
                                                              certified public accountant and a
                                                              certified managerial accountant.

David F. Larcker                  Advisory Board              James Irvin Miller Professor of      None
59                                Trustee, since 2008         Accounting at the Graduate
                                                              School of Business, Stanford
                                                              University, Director of Corporate
                                                              Governance Research Program and
                                                              Co-Director of The Rock Center
                                                              for Corporate Governance since
                                                              2006. From 2005 to 2008, Professor
                                                              of Accounting at the Graduate
                                                              School of Business, Stanford
                                                              University. Prior thereto, Ernst &
                                                              Young Professor of Accounting at
                                                              The Wharton School, University of
                                                              Pennsylvania from 1985 to 2005.

Olivia S. Mitchell                Trustee, since 2006         Professor of Insurance and Risk      None
57                                                            Management, Wharton School,
                                                              University of Pennsylvania.
                                                              Director of the Boettner Center on
                                                              Pensions and Retirement Research.
                                                              Research associate and board
                                                              member, Penn Aging Research
                                                              Center. Research associate,
                                                              National Bureau of Economic
                                                              Research.

                 Wells Fargo Advantage VT Equity Income Fund 25


Other Information (Unaudited)

                                  Position Held and           Principal Occupations During
Name and Age                      Length of Service(2)        Past Five Years                      Other Directorships
-------------------------------   -------------------------   ----------------------------------   -------------------
Timothy J. Penny                  Trustee, since 1996         President and CEO of Southern        None
58                                                            Minnesota Initiative Foundation,
                                                              a non-profit organization, since
                                                              2007 and Senior Fellow at the
                                                              Humphrey Institute Policy Forum at
                                                              the University of Minnesota since
                                                              1995. Member of the Board of
                                                              Trustees of NorthStar Education
                                                              Finance, Inc., a non-profit
                                                              organization, since 2007.

Michael S. Scofield(3)            Trustee, since 2010         Trustee of the Evergreen Funds       None
67                                                            from 1984 to 2010. Retired
                                                              Attorney, Law Offices of Michael
                                                              S. Scofield and former Director
                                                              and Chairman, Branded Media
                                                              Corporation (multi-media branding
                                                              company).

Donald C. Willeke                 Trustee, since 1996         Principal of the law firm of         None
70                                                            Willeke & Daniels. General Counsel
                                                              of the Minneapolis Employees
                                                              Retirement Fund from 1984 to
                                                              present.

Officers

                                  Position Held and           Principal Occupations During
Name and Age                      Length of Service(2)        Past Five Years                      Other Directorships
-------------------------------   -------------------------   ----------------------------------   -------------------
Karla M. Rabusch                  President, since 2003       Executive Vice President of Wells    None
51                                                            Fargo Bank, N.A. and President of
                                                              Wells Fargo Funds Management, LLC
                                                              since 2003. Senior Vice President
                                                              and Chief Administrative Officer
                                                              of Wells Fargo Funds Management,
                                                              LLC from 2001 to 2003.

C. David Messman                  Secretary, since 2000;      Senior Vice President and            None
50                                Chief Legal Counsel,        Secretary of Wells Fargo Funds
                                  since 2003                  Management, LLC since 2001. Vice
                                                              President and Managing Senior
                                                              Counsel of Wells Fargo Bank, N.A.
                                                              since 1996.

Kasey Phillips(4)                 Treasurer, since 2009       Senior Vice President of Evergreen   None
39                                                            Investment Management Company,
                                                              LLC since 2006 and currently the
                                                              Treasurer of the Evergreen Funds
                                                              since 2005. Vice President and
                                                              Assistant Vice President of
                                                              Evergreen Investment Services,
                                                              Inc. from 1999 to 2006.

David Berardi(5)                  Assistant Treasurer,        Vice President of Evergreen          None
35                                since 2009                  Investment Management Company, LLC
                                                              since 2008. Assistant Vice
                                                              President of Evergreen Investment
                                                              Services, Inc. from 2004 to 2008.
                                                              Manager of Fund Reporting and
                                                              Control for Evergreen Investment
                                                              Management Company, LLC since
                                                              2004.

Jeremy DePalma(5)                 Assistant Treasurer,        Senior Vice President of Evergreen   None
36                                since 2009                  Investment Management Company, LLC
                                                              since 2008. Vice President,
                                                              Evergreen Investment Services,
                                                              Inc. from 2004 to 2007. Assistant
                                                              Vice President, Evergreen
                                                              Investment Services, Inc. from
                                                              2000 to 2004 and the head of the
                                                              Fund Reporting and Control Team
                                                              within Fund Administration since
                                                              2005.

Debra Ann Early                   Chief Compliance Officer,   Chief Compliance Officer of Wells    None
46                                since 2007                  Fargo Funds Management, LLC
                                                              since 2007. Chief Compliance
                                                              Officer of Parnassus Investments
                                                              from 2005 to 2007. Chief Financial
                                                              Officer of Parnassus Investments
                                                              from 2004 to 2007 and Senior Audit
                                                              Manager of PricewaterhouseCoopers
                                                              LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                 26 Wells Fargo Advantage VT Equity Income Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS: VT EQUITY INCOME FUND (THIS DISCLOSURE DOES NOT REFLECT THE FUND MERGER, WHICH OCCURRED AFTER JUNE 30, 2010.)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Equity Income Fund (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was lower than the median performance of the Fund's Universe for all of the periods under review and warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board noted actions that had been taken that were designed to address the underperformance of the Fund and requested continued reports on the performance of the Fund.

                 Wells Fargo Advantage VT Equity Income Fund 27


Other Information (Unaudited)

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate of the Fund's Expense Group. The Board also noted that the Net Advisory Rate for the Fund was lower than the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

                 28 Wells Fargo Advantage VT Equity Income Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                 Wells Fargo Advantage VT Equity Income Fund 29


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROF-ITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)
Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management,         www.wellsfargo.com/advantagefunds
LLC. All rights reserved.
                                                                    125315 08-10
                                                              SVTIV/SAR139 06-10

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[GRAPHIC]              Semi-Annual Report
                       June 30, 2010

                       WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (FORMERLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)

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Contents

LETTER TO SHAREHOLDERS ...................................................    2
PERFORMANCE HIGHLIGHTS ...................................................    6
FUND EXPENSES ............................................................    8
PORTFOLIO OF INVESTMENTS .................................................    9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................   25
Statement of Operations ..................................................   26
Statements of Changes in Net Assets ......................................   27
Financial Highlights .....................................................   28
NOTES TO FINANCIAL STATEMENTS ............................................   30
OTHER INFORMATION ........................................................   36
LIST OF ABBREVIATIONS ....................................................   43

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[GRAPHIC]

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

1. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

             2 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                          Letter to Shareholders

[PHOTO OF Karla M. Rabusch]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the

             Wells Fargo Advantage VT Index Asset Allocation Fund 3


Letter to Shareholders

trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

             4 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

             6 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND(1)

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gregory T. Genung, CFA, CAIA Jeffrey P. Mellas, CAIA

FUND INCEPTION

April 15, 1994

TEN LARGEST PORTFOLIO HOLDINGS(2)
(AS OF JUNE 30, 2010)

US Treasury Bond, 4.63%, 02/15/2040   5.10%
US Treasury Bond, 4.38%, 11/15/2039   4.89%
US Treasury Bond, 4.50%, 08/15/2039   4.51%
US Treasury Bond, 4.25%, 05/15/2039   3.81%
US Treasury Bond, 4.50%, 02/15/2036   2.84%
US Treasury Bond, 3.50%, 02/15/2039   2.42%
US Treasury Bond, 4.50%, 05/15/2038   2.35%
US Treasury Bond, 4.38%, 05/15/2040   1.87%
US Treasury Bond, 5.38%, 02/15/2031   1.86%
US Treasury Bond, 5.00%, 05/15/2037   1.79%

SECTOR DISTRIBUTION(3)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

U.S. Treasury Securities     (34%)
Financials                   (16%)
Energy                       (11%)
Consumer Discretionary        (7%)
Industrials                   (7%)
Health Care                   (6%)
Information Technology        (6%)
Consumer Staples              (4%)
Utilities                     (4%)
Telecommunication Services    (3%)
Materials                     (2%)

1. Prior to May 1, 2010, the WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND was named WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND.

2. The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

3. Sector distribution is subject to change and is calculated based on total investments of the Fund, excluding cash equivalents and collateral for securities lending.

             Wells Fargo Advantage VT Index Asset Allocation Fund 7


Performance Highlights

                WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                                Expense Ratio
                                                                                               -----------------
                                                       6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
                                                       ---------   ------   ------   -------   --------   ------
Wells Fargo Advantage VT Index Asset Allocation Fund    (3.46)      13.85   (0.16)    0.51       1.07%     1.00%
Asset Allocation Composite Index(6)                      1.94       14.15    2.39     2.78
S&P 500 Index(7)                                        (6.65)      14.43   (0.79)   (1.59)
Barclays Capital 20+ Year U.S. Treasury Index(8)        14.89       11.84    5.63     8.03

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

4.   Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

5. The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

6. The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ Year U.S. Treasury Index. You cannot invest directly in an index.

7. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.

8. The Barclays Capital 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

             8 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending         Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-31-2010    the Period(1)   Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $  965.40         $4.87           1.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01           1.00%

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

             Wells Fargo Advantage VT Index Asset Allocation Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 55.57%
AEROSPACE, DEFENSE: 0.76%
       4,417   BOEING COMPANY                                                                                       $       277,167
       2,245   GENERAL DYNAMICS CORPORATION                                                                                 131,467
         728   GOODRICH CORPORATION                                                                                          48,214
         673   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                      47,675
       1,813   LOCKHEED MARTIN CORPORATION<<                                                                                135,069
       2,217   RAYTHEON COMPANY                                                                                             107,281
                                                                                                                            746,873
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.51%
         513   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                         15,744
       1,775   COACH INCORPORATED                                                                                            64,876
       2,612   GAP INCORPORATED                                                                                              50,829
       1,792   KOHL'S CORPORATION+<<                                                                                         85,120
       1,570   LIMITED BRANDS INCORPORATED                                                                                   34,650
       2,261   NIKE INCORPORATED CLASS B                                                                                    152,731
         382   POLO RALPH LAUREN CORPORATION                                                                                 27,871
         758   URBAN OUTFITTERS INCORPORATED+<<                                                                              26,068
         512   VF CORPORATION                                                                                                36,444
                                                                                                                            494,333
                                                                                                                    ---------------
AUTO & TRUCKS: 0.20%
      19,827   FORD MOTOR COMPANY+                                                                                          199,856
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 0.18%
         170   AUTOZONE INCORPORATED+                                                                                        32,847
       3,915   JOHNSON CONTROLS INCORPORATED<<                                                                              105,196
         803   O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                           38,191
                                                                                                                            176,234
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
         308   RYDER SYSTEM INCORPORATED                                                                                     12,391
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.43%
       2,682   CELGENE CORPORATION+<<                                                                                       136,299
         437   CEPHALON INCORPORATED+                                                                                        24,800
       1,553   GENZYME CORPORATION+<<                                                                                        78,846
       5,179   GILEAD SCIENCES INCORPORATED+                                                                                177,536
                                                                                                                            417,481
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.43%
       5,575   AMGEN INCORPORATED+                                                                                          293,245
       1,554   BIOGEN IDEC INCORPORATED+                                                                                     73,737
       1,062   LIFE TECHNOLOGIES CORPORATION+<<                                                                              50,180
                                                                                                                            417,162
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.05%
       1,611   D.R. HORTON INCORPORATED<<                                                                                    15,836
         947   LENNAR CORPORATION<<                                                                                          13,173
       1,848   PULTE HOMES INCORPORATED+<<                                                                                   15,301
                                                                                                                             44,310
                                                                                                                    ---------------

             10 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.53%
         763   FASTENAL COMPANY<<                                                                                   $        38,295
       9,780   HOME DEPOT INCORPORATED                                                                                      274,525
       8,318   LOWE'S COMPANIES INCORPORATED                                                                                169,854
         536   SHERWIN-WILLIAMS COMPANY                                                                                      37,086
                                                                                                                            519,760
                                                                                                                    ---------------
BUSINESS SERVICES: 0.61%
       1,335   AUTODESK INCORPORATED+<<                                                                                      32,521
       2,927   AUTOMATIC DATA PROCESSING INCORPORATED                                                                       117,841
       2,273   CA INCORPORATED                                                                                               41,823
         765   CINTAS CORPORATION                                                                                            18,337
       1,081   CITRIX SYSTEMS INCORPORATED+                                                                                  45,651
         897   COMPUTER SCIENCES CORPORATION                                                                                 40,589
       1,309   COMPUWARE CORPORATION+                                                                                        10,446
         736   EQUIFAX INCORPORATED                                                                                          20,652
       1,928   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                           51,709
         888   FISERV INCORPORATED+                                                                                          40,546
       2,848   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                                20,306
       1,053   IRON MOUNTAIN INCORPORATED<<                                                                                  23,650
         734   MONSTER WORLDWIDE INCORPORATED+<<                                                                              8,551
       1,786   OMNICOM GROUP INCORPORATED                                                                                    61,260
         873   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                      20,559
       1,148   TOTAL SYSTEM SERVICES INCORPORATED<<                                                                          15,613
       1,062   VERISIGN INCORPORATED+<<                                                                                      28,196
                                                                                                                            598,250
                                                                                                                    ---------------
CASINO & GAMING: 0.06%
       1,735   INTERNATIONAL GAME TECHNOLOGY                                                                                 27,240
         401   WYNN RESORTS LIMITED                                                                                          30,584
                                                                                                                             57,824
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 0.97%
       1,235   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                         80,040
         413   CF INDUSTRIES HOLDINGS INCORPORATED                                                                           26,205
       6,722   DOW CHEMICAL COMPANY                                                                                         159,446
       5,273   E.I. DU PONT DE NEMOURS & COMPANY                                                                            182,393
         421   EASTMAN CHEMICAL COMPANY                                                                                      22,465
       1,358   ECOLAB INCORPORATED<<                                                                                         60,988
         423   FMC CORPORATION                                                                                               24,293
         462   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                             19,598
       3,175   MONSANTO COMPANY                                                                                             146,749
         968   PPG INDUSTRIES INCORPORATED                                                                                   58,477
       1,780   PRAXAIR INCORPORATED<<                                                                                       135,262
         706   SIGMA-ALDRICH CORPORATION<<                                                                                   35,180
                                                                                                                            951,096
                                                                                                                    ---------------
COAL MINING: 0.12%
       1,313   CONSOL ENERGY INCORPORATED                                                                                    44,327
         599   MASSEY ENERGY COMPANY                                                                                         16,383
       1,564   PEABODY ENERGY CORPORATION                                                                                    61,199
                                                                                                                            121,909
                                                                                                                    ---------------

             Wells Fargo Advantage VT Index Asset Allocation Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
COMMERCIAL SERVICES: 0.14%
       1,872   PAYCHEX INCORPORATED                                                                                 $        48,616
       1,702   SAIC INCORPORATED+<<                                                                                          28,491
       3,912   WESTERN UNION COMPANY                                                                                         58,328
                                                                                                                            135,435
                                                                                                                    ---------------
COMMUNICATIONS: 2.20%
      34,393   AT&T INCORPORATED                                                                                            831,967
       1,748   CENTURYTEL INCORPORATED                                                                                       58,226
      16,423   COMCAST CORPORATION CLASS A                                                                                  285,268
       1,521   METROPCS COMMUNICATIONS INCORPORATED+                                                                         12,457
      13,118   NEWS CORPORATION CLASS A                                                                                     156,891
       8,690   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                               45,623
         522   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                     21,057
      17,350   SPRINT NEXTEL CORPORATION+<<                                                                                  73,564
       4,649   SYMANTEC CORPORATION+                                                                                         64,528
       2,060   TIME WARNER CABLE INCORPORATED<<                                                                             107,285
      16,452   VERIZON COMMUNICATIONS INCORPORATED                                                                          460,985
       2,811   WINDSTREAM CORPORATION                                                                                        29,684
                                                                                                                          2,147,535
                                                                                                                    ---------------
COMPUTER SOFTWARE & SERVICES: 0.04%
       1,001   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                           40,611
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 3.05%
       5,296   APPLE INCORPORATED+                                                                                        1,332,103
      10,029   DELL INCORPORATED+                                                                                           120,950
      13,587   HEWLETT-PACKARD COMPANY                                                                                      588,045
       7,463   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                  921,531
         456   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                         15,062
                                                                                                                          2,977,691
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.03%
       1,227   QUANTA SERVICES INCORPORATED+<<                                                                               25,338
                                                                                                                    ---------------
CONTAINERS, PACKAGING: 0.03%
         960   OWENS-ILLINOIS INCORPORATED+                                                                                  25,392
                                                                                                                    ---------------
COSMETICS, PERSONAL CARE: 1.37%
       2,493   AVON PRODUCTS INCORPORATED                                                                                    66,065
       2,854   COLGATE-PALMOLIVE COMPANY<<                                                                                  224,781
         696   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                                 38,788
      16,762   PROCTER & GAMBLE COMPANY                                                                                   1,005,385
                                                                                                                          1,335,019
                                                                                                                    ---------------
CRUDE PETROLEUM & NATURAL GAS: 0.06%
       1,016   NOBLE ENERGY INCORPORATED                                                                                     61,295
                                                                                                                    ---------------
DATA SERVICES: 0.08%
       2,005   NETAPP INCORPORATED+<<                                                                                        74,807
                                                                                                                    ---------------
DEPARTMENT STORES: 0.15%
       1,374   JCPENNEY COMPANY INCORPORATED                                                                                 29,514
       2,456   MACY'S INCORPORATED                                                                                           43,962
         969   NORDSTROM INCORPORATED<<                                                                                      31,192
         713   ROSS STORES INCORPORATED<<                                                                                    37,996
                                                                                                                            142,664
                                                                                                                    ---------------

             12 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS: 4.36%
      58,396   BANK OF AMERICA CORPORATION                                                                          $       839,151
       7,059   BANK OF NEW YORK MELLON CORPORATION<<                                                                        174,287
       4,028   BRANCH BANKING AND TRUST CORPORATION<<                                                                       105,977
     131,567   CITIGROUP INCORPORATED+                                                                                      494,692
       1,026   COMERICA INCORPORATED<<                                                                                       37,788
       4,626   FIFTH THIRD BANCORP                                                                                           56,854
       1,330   FIRST HORIZON NATIONAL CORPORATION+<<                                                                         15,231
       2,758   HUDSON CITY BANCORP INCORPORATED<<                                                                            33,759
       4,170   HUNTINGTON BANCSHARES INCORPORATED                                                                            23,102
      23,157   JPMORGAN CHASE & COMPANY                                                                                     847,778
       5,117   KEYCORP<<                                                                                                     39,350
         484   M&T BANK CORPORATION                                                                                          41,116
       3,068   MARSHALL & ILSLEY CORPORATION                                                                                 22,028
       1,407   NORTHERN TRUST CORPORATION                                                                                    65,707
       2,181   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                                      29,444
       3,061   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                    172,947
       6,940   REGIONS FINANCIAL CORPORATION                                                                                 45,665
       2,920   STATE STREET CORPORATION                                                                                      98,754
       2,909   SUNTRUST BANKS INCORPORATED                                                                                   67,780
      11,157   US BANCORP                                                                                                   249,359
      30,325   WELLS FARGO & COMPANY(l)                                                                                     776,320
         932   ZIONS BANCORPORATION                                                                                          20,103
                                                                                                                          4,257,192
                                                                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
       1,069   JANUS CAPITAL GROUP INCORPORATED<<                                                                             9,493
                                                                                                                    ---------------
DIVERSIFIED MANUFACTURING: 1.10%
      62,142   GENERAL ELECTRIC COMPANY                                                                                     896,088
       4,459   HONEYWELL INTERNATIONAL INCORPORATED                                                                         174,035
                                                                                                                          1,070,123
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 1.05%
       1,997   AMAZON.COM INCORPORATED+<<                                                                                   218,192
       6,618   EBAY INCORPORATED+                                                                                           129,779
       1,408   GOOGLE INCORPORATED CLASS A+                                                                                 626,490
         276   PRICELINE.COM INCORPORATED+<<                                                                                 48,725
                                                                                                                          1,023,186
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.67%
         818   DARDEN RESTAURANTS INCORPORATED<<                                                                             31,779
       6,261   MCDONALD'S CORPORATION                                                                                       412,412
       4,336   STARBUCKS CORPORATION<<                                                                                      105,365
       2,720   YUM! BRANDS INCORPORATED                                                                                     106,189
                                                                                                                            655,745
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.05%
         732   APOLLO GROUP INCORPORATED CLASS A+                                                                            31,088
         360   DEVRY INCORPORATED<<                                                                                          18,896
                                                                                                                             49,984
                                                                                                                    ---------------

             Wells Fargo Advantage VT Index Asset Allocation Fund 13

Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.29%
       3,888   AES CORPORATION+                                                                                     $        35,925
         987   ALLEGHENY ENERGY INCORPORATED                                                                                 20,411
       1,386   AMEREN CORPORATION                                                                                            32,945
       2,787   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                  90,020
       2,423   CENTERPOINT ENERGY INCORPORATED                                                                               31,887
       1,338   CMS ENERGY CORPORATION<<                                                                                      19,602
       1,641   CONSOLIDATED EDISON INCORPORATED<<                                                                            70,727
       1,173   CONSTELLATION ENERGY GROUP INCORPORATED                                                                       37,829
       3,469   DOMINION RESOURCES INCORPORATED                                                                              134,389
         980   DTE ENERGY COMPANY                                                                                            44,698
       7,643   DUKE ENERGY CORPORATION<<                                                                                    122,288
       1,896   EDISON INTERNATIONAL                                                                                          60,141
       4,096   EL PASO CORPORATION                                                                                           45,507
       1,101   ENTERGY CORPORATION                                                                                           78,854
       3,844   EXELON CORPORATION<<                                                                                         145,957
       1,774   FIRSTENERGY CORPORATION<<                                                                                     62,498
         448   INTEGRYS ENERGY GROUP INCORPORATED<<                                                                          19,596
         263   NICOR INCORPORATED<<                                                                                          10,652
       1,614   NISOURCE INCORPORATED                                                                                         23,403
       1,024   NORTHEAST UTILITIES                                                                                           26,092
       1,486   NRG ENERGY INCORPORATED+                                                                                      31,518
         618   ONEOK INCORPORATED                                                                                            26,729
       1,299   PEPCO HOLDINGS INCORPORATED                                                                                   20,368
       2,167   PG&E CORPORATION<<                                                                                            89,064
         631   PINNACLE WEST CAPITAL CORPORATION                                                                             22,943
       2,727   PPL CORPORATION                                                                                               68,039
       1,671   PROGRESS ENERGY INCORPORATED                                                                                  65,537
       2,944   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                  92,236
       1,019   QEP RESOURCES INCORPORATED+                                                                                   31,416
       1,889   REPUBLIC SERVICES INCORPORATED                                                                                56,160
         660   SCANA CORPORATION                                                                                             23,602
       1,440   SEMPRA ENERGY                                                                                                 67,378
       3,771   SPECTRA ENERGY CORPORATION                                                                                    75,684
         492   STERICYCLE INCORPORATED+<<                                                                                    32,265
       1,245   TECO ENERGY INCORPORATED<<                                                                                    18,762
       4,799   THE SOUTHERN COMPANY                                                                                         159,711
       2,811   WASTE MANAGEMENT INCORPORATED<<                                                                               87,956
       3,400   WILLIAMS COMPANIES INCORPORATED                                                                               62,152
         680   WISCONSIN ENERGY CORPORATION                                                                                  34,503
       2,674   XCEL ENERGY INCORPORATED                                                                                      55,111
                                                                                                                          2,234,555
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.86%
       1,755   ALTERA CORPORATION<<                                                                                          43,542
       1,010   AMPHENOL CORPORATION CLASS A                                                                                  39,673
       1,734   ANALOG DEVICES INCORPORATED<<                                                                                 48,309
       4,383   EMERSON ELECTRIC COMPANY                                                                                     191,493
         282   FIRST SOLAR INCORPORATED+                                                                                     32,100
         404   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+                                                                 12,076
         755   HARRIS CORPORATION                                                                                            31,446
       1,127   JABIL CIRCUIT INCORPORATED                                                                                    14,989
       1,306   JDS UNIPHASE CORPORATION+<<                                                                                   12,851

             14 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         989   KLA-TENCOR CORPORATION<<                                                                             $        27,573
       1,304   LINEAR TECHNOLOGY CORPORATION                                                                                 36,264
       3,804   LSI LOGIC CORPORATION+<<                                                                                      17,498
       1,323   MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                                     13,071
         790   MOLEX INCORPORATED<<                                                                                          14,410
       1,385   NATIONAL SEMICONDUCTOR CORPORATION                                                                            18,642
         559   NOVELLUS SYSTEMS INCORPORATED+                                                                                14,176
         916   ROCKWELL COLLINS INCORPORATED<<                                                                               48,667
       2,242   TELLABS INCORPORATED                                                                                          14,326
       7,113   TEXAS INSTRUMENTS INCORPORATED                                                                               165,591
       1,593   XILINX INCORPORATED<<                                                                                         40,239
                                                                                                                            836,936
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.10%
       1,040   FLUOR CORPORATION                                                                                             44,200
         727   JACOBS ENGINEERING GROUP INCORPORATED+                                                                        26,492
       1,144   MOODY'S CORPORATION<<                                                                                         22,788
                                                                                                                             93,480
                                                                                                                    ---------------
ENTERTAINMENT PRODUCTION: 0.06%
       1,654   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+<<                                                              59,064
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.14%
         537   BALL CORPORATION                                                                                              28,370
       2,252   ILLINOIS TOOL WORKS INCORPORATED                                                                              92,963
         336   SNAP-ON INCORPORATED<<                                                                                        13,746
                                                                                                                            135,079
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.62%
       3,742   ARCHER DANIELS MIDLAND COMPANY                                                                                96,618
       1,089   CAMPBELL SOUP COMPANY                                                                                         39,019
       1,893   COCA-COLA ENTERPRISES INCORPORATED                                                                            48,953
       2,593   CONAGRA FOODS INCORPORATED                                                                                    60,469
       1,116   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                    17,432
       1,056   DEAN FOODS COMPANY+<<                                                                                         10,634
       1,430   DR PEPPER SNAPPLE GROUP INCORPORATED                                                                          53,468
       3,862   GENERAL MILLS INCORPORATED                                                                                   137,178
       1,840   H.J. HEINZ COMPANY                                                                                            79,525
         403   HORMEL FOODS CORPORATION                                                                                      16,313
         693   JM SMUCKER COMPANY                                                                                            41,732
       1,484   KELLOGG COMPANY                                                                                               74,645
      10,147   KRAFT FOODS INCORPORATED CLASS A                                                                             284,116
         771   MCCORMICK & COMPANY INCORPORATED                                                                              29,267
       1,190   MEAD JOHNSON & COMPANY                                                                                        59,643
         918   MOLSON COORS BREWING COMPANY                                                                                  38,886
       9,386   PEPSICO INCORPORATED                                                                                         572,077
       3,848   SARA LEE CORPORATION<<                                                                                        54,257
       3,443   SYSCO CORPORATION                                                                                             98,367
      13,428   THE COCA-COLA COMPANY                                                                                        673,011
         965   THE HERSHEY COMPANY<<                                                                                         46,252
       1,777   TYSON FOODS INCORPORATED CLASS A                                                                              29,125
                                                                                                                          2,560,987
                                                                                                                    ---------------

             Wells Fargo Advantage VT Index Asset Allocation Fund 15


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
FOOD STORES: 0.17%
       3,761   KROGER COMPANY                                                                                       $        74,054
       2,261   SAFEWAY INCORPORATED                                                                                          44,451
       1,235   SUPERVALU INCORPORATED<<                                                                                      13,387
         997   WHOLE FOODS MARKET INCORPORATED+<<                                                                            35,912
                                                                                                                            167,804
                                                                                                                    ---------------
FORESTRY: 0.04%
       1,231   WEYERHAEUSER COMPANY                                                                                          43,331
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.04%
         861   LEGGETT & PLATT INCORPORATED<<                                                                                17,272
       2,087   MASCO CORPORATION<<                                                                                           22,456
                                                                                                                             39,728
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.98%
         467   BIG LOTS INCORPORATED+<<                                                                                      14,986
         786   FAMILY DOLLAR STORES INCORPORATED                                                                             29,624
         280   SEARS HOLDINGS CORPORATION+                                                                                   18,102
       4,286   TARGET CORPORATION<<                                                                                         210,743
       2,374   TJX COMPANIES INCORPORATED                                                                                    99,589
      12,091   WAL-MART STORES INCORPORATED                                                                                 581,214
                                                                                                                            954,258
                                                                                                                    ---------------
HEALTH CARE: 0.06%
         965   HOSPIRA INCORPORATED+                                                                                         55,439
                                                                                                                    ---------------
HEALTH SERVICES: 0.70%
       1,644   AMERISOURCEBERGEN CORPORATION                                                                                 52,197
       2,107   CARDINAL HEALTH INCORPORATED                                                                                  70,816
         861   COVENTRY HEALTH CARE INCORPORATED+                                                                            15,222
         604   DAVITA INCORPORATED+                                                                                          37,714
       3,190   EXPRESS SCRIPTS INCORPORATED+                                                                                149,994
         990   HUMANA INCORPORATED+                                                                                          45,213
         605   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                   45,587
       1,579   MCKESSON CORPORATION<<                                                                                       106,046
       2,659   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         146,458
       2,536   TENET HEALTHCARE CORPORATION+<<                                                                               11,006
                                                                                                                            680,253
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.87%
         483   AVALONBAY COMMUNITIES INCORPORATED                                                                            45,098
       9,635   BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                                   767,813
         948   PLUM CREEK TIMBER COMPANY<<                                                                                   32,734
                                                                                                                            845,645
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.10%
       1,532   BED BATH & BEYOND INCORPORATED+<<                                                                             56,807
         437   WHIRLPOOL CORPORATION                                                                                         38,377
                                                                                                                             95,184
                                                                                                                    ---------------

             16 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
       1,493   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                        $        44,700
       1,102   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                            45,656
       1,047   WYNDHAM WORLDWIDE CORPORATION<<                                                                               21,087
                                                                                                                            111,443
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 0.13%
         642   AVERY DENNISON CORPORATION<<                                                                                  20,627
         819   CLOROX COMPANY<<                                                                                              50,909
         886   FORTUNE BRANDS INCORPORATED                                                                                   34,713
       1,619   NEWELL RUBBERMAID INCORPORATED<<                                                                              23,702
                                                                                                                            129,951
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.49%
       4,150   3M COMPANY                                                                                                   327,809
       7,818   APPLIED MATERIALS INCORPORATED                                                                                93,972
       2,497   BAKER HUGHES INCORPORATED<<                                                                                  103,809
       1,421   CAMERON INTERNATIONAL CORPORATION+                                                                            46,211
       3,653   CATERPILLAR INCORPORATED<<                                                                                   219,436
       1,167   CUMMINS INCORPORATED<<                                                                                        76,007
       2,472   DEERE & COMPANY                                                                                              137,641
       1,087   DOVER CORPORATION                                                                                             45,426
         975   EATON CORPORATION                                                                                             63,804
         326   FLOWSERVE CORPORATION                                                                                         27,645
         707   FMC TECHNOLOGIES INCORPORATED+<<                                                                              37,231
         680   PALL CORPORATION                                                                                              23,372
         937   PARKER HANNIFIN CORPORATION                                                                                   51,966
       1,207   PITNEY BOWES INCORPORATED                                                                                     26,506
       1,446   SMITH INTERNATIONAL INCORPORATED                                                                              54,442
         933   STANLEY BLACK & DECKER INCORPORATED                                                                           47,135
         971   TERADATA CORPORATION+                                                                                         29,596
       1,333   WESTERN DIGITAL CORPORATION+<<                                                                                40,203
                                                                                                                          1,452,211
                                                                                                                    ---------------
INFORMATION & BUSINESS SERVICES: 0.10%
       6,852   YAHOO! INCORPORATED+                                                                                          94,763
                                                                                                                    ---------------
INSURANCE CARRIERS: 1.88%
       2,473   AETNA INCORPORATED<<                                                                                          65,238
       2,733   AFLAC INCORPORATED                                                                                           116,617
       3,130   ALLSTATE CORPORATION                                                                                          89,925
         786   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                                    27,070
       1,568   AON CORPORATION                                                                                               58,204
         650   ASSURANT INCORPORATED                                                                                         22,555
       1,901   CHUBB CORPORATION                                                                                             95,069
       1,610   CIGNA CORPORATION                                                                                             50,007
         948   CINCINNATI FINANCIAL CORPORATION<<                                                                            24,525
       2,846   GENWORTH FINANCIAL INCORPORATED+                                                                              37,197
       2,584   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                              57,184
       1,104   LEUCADIA NATIONAL CORPORATION+                                                                                21,539
       1,760   LINCOLN NATIONAL CORPORATION                                                                                  42,750
       2,046   LOEWS CORPORATION                                                                                             68,152

             Wells Fargo Advantage VT Index Asset Allocation Fund 17


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
INSURANCE CARRIERS (continued)
       3,150   MARSH & MCLENNAN COMPANIES INCORPORATED                                                              $        71,033
       4,773   METLIFE INCORPORATED                                                                                         180,228
       1,860   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                        43,598
       2,712   PRUDENTIAL FINANCIAL INCORPORATED                                                                            145,526
       3,902   THE PROGRESSIVE CORPORATION<<                                                                                 73,045
       2,883   THE TRAVELERS COMPANIES INCORPORATED                                                                         141,988
         480   TORCHMARK CORPORATION                                                                                         23,765
       6,615   UNITEDHEALTH GROUP INCORPORATED                                                                              187,866
       1,937   UNUMPROVIDENT CORPORATION                                                                                     42,033
       2,486   WELLPOINT INCORPORATED+                                                                                      121,640
       1,991   XL GROUP PLC                                                                                                  31,876
                                                                                                                          1,838,630
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.78%
       2,025   AGILENT TECHNOLOGIES INCORPORATED+<<                                                                          57,571
       1,358   BECTON DICKINSON & COMPANY<<                                                                                  91,828
       8,825   BOSTON SCIENTIFIC CORPORATION+<<                                                                              51,185
         553   C.R. BARD INCORPORATED<<                                                                                      42,874
       1,035   CAREFUSION CORPORATION+                                                                                       23,495
       3,061   DANAHER CORPORATION                                                                                          113,624
         851   DENTSPLY INTERNATIONAL INCORPORATED                                                                           25,453
       1,563   EASTMAN KODAK COMPANY+<<                                                                                       6,783
         892   FLIR SYSTEMS INCORPORATED+                                                                                    25,948
         326   MILLIPORE CORPORATION+                                                                                        34,768
         685   PERKINELMER INCORPORATED                                                                                      14,159
         879   QUEST DIAGNOSTICS INCORPORATED                                                                                43,748
         829   ROCKWELL AUTOMATION INCORPORATED                                                                              40,696
         546   ROPER INDUSTRIES INCORPORATED<<                                                                               30,554
       1,049   TERADYNE INCORPORATED+<<                                                                                      10,228
       2,388   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                       117,131
         540   WATERS CORPORATION+<<                                                                                         34,938
                                                                                                                            764,983
                                                                                                                    ---------------
MEDIA: 0.17%
       1,836   MCGRAW-HILL COMPANIES INCORPORATED                                                                            51,665
       3,535   VIACOM INCORPORATED CLASS B                                                                                  110,893
                                                                                                                            162,558
                                                                                                                    ---------------
MEDIA - COMMUNICATION: 0.24%
       3,957   CBS CORPORATION CLASS B                                                                                       51,164
       5,289   DIRECTV+                                                                                                     179,403
                                                                                                                            230,567
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.42%
         227   INTUITIVE SURGICAL INCORPORATED+<<                                                                            71,646
       6,411   MEDTRONIC INCORPORATED<<                                                                                     232,527
       1,901   ST. JUDE MEDICAL INCORPORATED+<<                                                                              68,607
         719   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                          37,589
                                                                                                                            410,369
                                                                                                                    ---------------

             18 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
MEDICAL PRODUCTS: 0.40%
       1,789   ALLERGAN INCORPORATED<<                                                                              $       104,227
       3,471   BAXTER INTERNATIONAL INCORPORATED<<                                                                          141,061
       1,639   STRYKER CORPORATION<<                                                                                         82,048
       1,180   ZIMMER HOLDINGS INCORPORATED+                                                                                 63,779
                                                                                                                            391,115
                                                                                                                    ---------------
METAL MINING: 0.39%
         788   CLIFFS NATURAL RESOURCES INCORPORATED                                                                         37,162
       2,745   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                          162,312
       2,859   NEWMONT MINING CORPORATION                                                                                   176,515
                                                                                                                            375,989
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.03%
         743   VULCAN MATERIALS COMPANY<<                                                                                    32,566
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.08%
         761   HASBRO INCORPORATED<<                                                                                         31,277
       2,122   MATTEL INCORPORATED                                                                                           44,902
                                                                                                                             76,179
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.26%
       2,566   COSTCO WHOLESALE CORPORATION                                                                                 140,694
         889   GAMESTOP CORPORATION CLASS A+<<                                                                               16,704
         729   RADIOSHACK CORPORATION<<                                                                                      14,223
       4,248   STAPLES INCORPORATED                                                                                          80,924
                                                                                                                            252,545
                                                                                                                    ---------------
MOTION PICTURES: 0.56%
       6,633   TIME WARNER INCORPORATED                                                                                     191,760
      11,399   WALT DISNEY COMPANY                                                                                          359,069
                                                                                                                            550,829
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.47%
       1,822   FEDEX CORPORATION                                                                                            127,740
       5,765   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                   327,971
                                                                                                                            455,711
                                                                                                                    ---------------
NETWORKING: 0.80%
      33,241   CISCO SYSTEMS INCORPORATED+                                                                                  708,366
       3,062   JUNIPER NETWORKS INCORPORATED+<<                                                                              69,875
                                                                                                                            778,241
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.78%
       6,991   AMERICAN EXPRESS COMPANY                                                                                     277,543
       2,657   CAPITAL ONE FINANCIAL CORPORATION                                                                            107,077
       3,165   DISCOVER FINANCIAL SERVICES                                                                                   44,247
         563   MASTERCARD INCORPORATED                                                                                      112,335
       2,827   SLM CORPORATION+<<                                                                                            29,373
       2,634   VISA INCORPORATED CLASS A<<                                                                                  186,356
                                                                                                                            756,931
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.07%
       8,026   XEROX CORPORATION                                                                                             64,529
                                                                                                                    ---------------

             Wells Fargo Advantage VT Index Asset Allocation Fund 19


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
OFFICE SUPPLIES: 0.01%
       1,603   OFFICE DEPOT INCORPORATED+<<                                                                         $         6,476
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 1.36%
       2,879   ANADARKO PETROLEUM CORPORATION<<                                                                             103,903
       1,963   APACHE CORPORATION                                                                                           165,265
         604   CABOT OIL & GAS CORPORATION                                                                                   18,917
       3,788   CHESAPEAKE ENERGY CORPORATION                                                                                 79,359
       2,323   DENBURY RESOURCES INCORPORATED+<<                                                                             34,009
       2,601   DEVON ENERGY CORPORATION                                                                                     158,453
         404   DIAMOND OFFSHORE DRILLING INCORPORATED                                                                        25,125
       1,473   EOG RESOURCES INCORPORATED                                                                                   144,899
         837   EQT CORPORATION<<                                                                                             30,249
       1,660   NABORS INDUSTRIES LIMITED+                                                                                    29,249
       4,727   OCCIDENTAL PETROLEUM CORPORATION                                                                             364,688
         674   PIONEER NATURAL RESOURCES COMPANY<<                                                                           40,069
         927   RANGE RESOURCES CORPORATION<<                                                                                 37,219
         666   ROWAN COMPANIES INCORPORATED+                                                                                 14,612
       2,014   SOUTHWESTERN ENERGY COMPANY+<<                                                                                77,821
                                                                                                                          1,323,837
                                                                                                                    ---------------
OIL & GAS-EQUIPMENT & SERVICES: 0.39%
       6,942   SCHLUMBERGER LIMITED<<                                                                                       384,170
                                                                                                                    ---------------
OIL & OIL SERVICES: 0.02%
         615   HELMERICH & PAYNE INCORPORATED                                                                                22,460
                                                                                                                    ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.21%
       5,269   HALLIBURTON COMPANY                                                                                          129,354
       2,438   NATIONAL OILWELL VARCO INCORPORATED                                                                           80,625
                                                                                                                            209,979
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.12%
         634   BEMIS COMPANY INCORPORATED<<                                                                                  17,118
       2,541   INTERNATIONAL PAPER COMPANY                                                                                   57,503
         994   MEADWESTVACO CORPORATION                                                                                      22,067
         773   PACTIV CORPORATION+                                                                                           21,528
                                                                                                                            118,216
                                                                                                                    ---------------
PERSONAL SERVICES: 0.03%
       1,916   H&R BLOCK INCORPORATED                                                                                        30,062
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.36%
      11,691   CHEVRON CORPORATION                                                                                          793,351
       8,662   CONOCOPHILLIPS                                                                                               425,218
      29,798   EXXON MOBIL CORPORATION                                                                                    1,700,559
       1,700   HESS CORPORATION                                                                                              85,578
       4,129   MARATHON OIL CORPORATION<<                                                                                   128,371
       1,114   MURPHY OIL CORPORATION                                                                                        55,199
         701   SUNOCO INCORPORATED                                                                                           24,374
         822   TESORO PETROLEUM CORPORATION<<                                                                                 9,593
       3,291   VALERO ENERGY CORPORATION                                                                                     59,172
                                                                                                                          3,281,415
                                                                                                                    ---------------

             20 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
PHARMACEUTICALS: 3.31%
       8,984   ABBOTT LABORATORIES                                                                                  $       420,272
      10,009   BRISTOL-MYERS SQUIBB COMPANY                                                                                 249,624
       5,906   ELI LILLY & COMPANY                                                                                          197,851
       1,760   FOREST LABORATORIES INCORPORATED+<<                                                                           48,277
      16,053   JOHNSON & JOHNSON                                                                                            948,090
       1,452   KING PHARMACEUTICALS INCORPORATED+<<                                                                          11,021
      18,149   MERCK & COMPANY INCORPORATED                                                                                 634,671
       1,797   MYLAN LABORATORIES INCORPORATED+<<                                                                            30,621
      46,948   PFIZER INCORPORATED                                                                                          669,478
         623   WATSON PHARMACEUTICALS INCORPORATED+                                                                          25,275
                                                                                                                          3,235,180
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.30%
         639   AK STEEL HOLDING CORPORATION                                                                                   7,617
       5,942   ALCOA INCORPORATED                                                                                            59,777
         573   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                           25,321
       1,834   NUCOR CORPORATION                                                                                             70,206
         827   PRECISION CASTPARTS CORPORATION                                                                               85,115
         491   TITANIUM METALS CORPORATION+<<                                                                                 8,637
         834   UNITED STATES STEEL CORPORATION<<                                                                             32,151
                                                                                                                            288,824
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.07%
       1,386   GANNETT COMPANY INCORPORATED<<                                                                                18,656
         214   MEREDITH CORPORATION                                                                                           6,662
         677   NEW YORK TIMES COMPANY CLASS A+                                                                                5,856
       1,200   RR DONNELLEY & SONS COMPANY                                                                                   19,644
          35   WASHINGTON POST COMPANY CLASS B<<                                                                             14,367
                                                                                                                             65,185
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.44%
       2,265   CSX CORPORATION                                                                                              112,412
       2,153   NORFOLK SOUTHERN CORPORATION                                                                                 114,217
       2,945   UNION PACIFIC CORPORATION                                                                                    204,707
                                                                                                                            431,336
                                                                                                                    ---------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.02%
       1,573   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                                21,409
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.67%
         680   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                           13,172
         809   BOSTON PROPERTIES INCORPORATED<<                                                                              57,714
       1,646   EQUITY RESIDENTIAL<<                                                                                          68,539
       1,710   HCP INCORPORATED                                                                                              55,148
         722   HEALTH CARE REIT INCORPORATED<<                                                                               30,411
       3,831   HOST HOTELS & RESORTS INCORPORATED                                                                            51,642
       2,360   KIMCO REALTY CORPORATION                                                                                      31,718
       2,773   PROLOGIS<<                                                                                                    28,090
         790   PUBLIC STORAGE INCORPORATED                                                                                   69,449
       1,703   SIMON PROPERTY GROUP INCORPORATED<<                                                                          137,517
         913   VENTAS INCORPORATED                                                                                           42,865
         921   VORNADO REALTY TRUST                                                                                          67,187
                                                                                                                            653,452
                                                                                                                    ---------------

             Wells Fargo Advantage VT Index Asset Allocation Fund 21


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
RETAIL: 0.10%
       2,013   BEST BUY COMPANY INCORPORATED                                                                        $        68,160
         740   TIFFANY & COMPANY<<                                                                                           28,053
                                                                                                                             96,213
                                                                                                                    ---------------
RETAIL-AUTOMOBILE: 0.04%
         518   AUTONATION INCORPORATED+                                                                                      10,101
       1,298   CARMAX INCORPORATED+                                                                                          25,830
                                                                                                                             35,931
                                                                                                                    ---------------
RETAIL-DRUG STORES: 0.39%
       7,920   CVS CAREMARK CORPORATION<<                                                                                   232,214
       5,694   WALGREEN COMPANY                                                                                             152,030
                                                                                                                            384,244
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.03%
         928   SEALED AIR CORPORATION                                                                                        18,300
       1,413   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                           14,045
                                                                                                                             32,345
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.20%
       1,488   AMERIPRISE FINANCIAL INCORPORATED                                                                             53,761
       5,696   CHARLES SCHWAB CORPORATION                                                                                    80,769
         382   CME GROUP INCORPORATED<<                                                                                     107,552
       1,152   E*TRADE FINANCIAL CORPORATION+                                                                                13,617
         516   FEDERATED INVESTORS INCORPORATED CLASS B                                                                      10,686
         860   FRANKLIN RESOURCES INCORPORATED                                                                               74,123
       2,996   GOLDMAN SACHS GROUP INCORPORATED                                                                             393,285
         430   INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                                     48,603
       2,719   INVESCO LIMITED<<                                                                                             45,761
         958   LEGG MASON INCORPORATED<<                                                                                     26,853
       8,135   MORGAN STANLEY                                                                                               188,813
         848   NASDAQ STOCK MARKET INCORPORATED+                                                                             15,077
       1,519   NYSE EURONEXT INCORPORATED<<                                                                                  41,970
       1,510   T. ROWE PRICE GROUP INCORPORATED<<                                                                            67,029
                                                                                                                          1,167,899
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.08%
       3,292   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                        24,097
       1,338   SANDISK CORPORATION+                                                                                          56,290
                                                                                                                             80,387
                                                                                                                    ---------------
SEMICONDUCTORS: 1.07%
       2,513   BROADCOM CORPORATION CLASS A<<                                                                                82,854
      11,964   EMC CORPORATION+                                                                                             218,941
      32,384   INTEL CORPORATION                                                                                            629,869
       1,079   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                           29,931
       4,972   MICRON TECHNOLOGY INCORPORATED+<<                                                                             42,212
       3,330   NVIDIA CORPORATION+                                                                                           33,999
         649   QLOGIC CORPORATION+<<                                                                                         10,786
                                                                                                                          1,048,592
                                                                                                                    ---------------

             22 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
SOFTWARE: 2.03%
       3,064   ADOBE SYSTEMS INCORPORATED+                                                                          $        80,982
       1,056   BMC SOFTWARE INCORPORATED+                                                                                    36,569
         397   CERNER CORPORATION+<<                                                                                         30,128
       1,742   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+<<                                                         87,205
         293   DUN & BRADSTREET CORPORATION                                                                                  19,666
       1,908   ELECTRONIC ARTS INCORPORATED+<<                                                                               27,475
       1,828   INTUIT INCORPORATED+                                                                                          63,560
         908   MCAFEE INCORPORATED+                                                                                          27,894
      44,378   MICROSOFT CORPORATION                                                                                      1,021,138
       2,036   NOVELL INCORPORATED+                                                                                          11,564
      22,786   ORACLE CORPORATION                                                                                           488,988
       1,097   RED HAT INCORPORATED+                                                                                         31,747
         658   SALESFORCE.COM INCORPORATED+<<                                                                                56,470
                                                                                                                          1,983,386
                                                                                                                    ---------------
TELECOMMUNICATIONS: 0.53%
       2,348   AMERICAN TOWER CORPORATION CLASS A+                                                                          104,486
       1,817   FRONTIER COMMUNICATIONS CORPORATION<<                                                                         12,919
      13,527   MOTOROLA INCORPORATED+                                                                                        88,196
       9,547   QUALCOMM INCORPORATED                                                                                        313,523
                                                                                                                            519,124
                                                                                                                    ---------------
TELECOMMUNICATIONS EQUIPMENT: 0.15%
       9,084   CORNING INCORPORATED                                                                                         146,707
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.87%
      12,121   ALTRIA GROUP INCORPORATED                                                                                    242,905
         889   LORILLARD INCORPORATED                                                                                        63,990
      10,778   PHILIP MORRIS INTERNATIONAL                                                                                  494,064
         983   REYNOLDS AMERICAN INCORPORATED<<                                                                              51,234
                                                                                                                            852,193
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.05%
       4,333   SOUTHWEST AIRLINES COMPANY                                                                                    48,140
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.69%
         924   GENUINE PARTS COMPANY                                                                                         36,452
       1,370   HARLEY-DAVIDSON INCORPORATED<<                                                                                30,455
       1,068   ITT CORPORATION                                                                                               47,975
       1,753   NORTHROP GRUMMAN CORPORATION                                                                                  95,433
       2,123   PACCAR INCORPORATED                                                                                           84,644
       1,590   TEXTRON INCORPORATED                                                                                          26,982
       5,430   UNITED TECHNOLOGIES CORPORATION                                                                              352,461
                                                                                                                            674,402
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.10%
         965   C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                        53,712
       1,239   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                           42,758
                                                                                                                             96,470
                                                                                                                    ---------------

             Wells Fargo Advantage VT Index Asset Allocation Fund 23


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
TRAVEL & RECREATION: 0.10%
       2,519   CARNIVAL CORPORATION                                                                                 $        76,175
       1,206   EXPEDIA INCORPORATED                                                                                          22,649
                                                                                                                             98,824
                                                                                                                    ---------------
UTILITY - ELECTRIC: 0.12%
       2,413   NEXTERA ENERGY INCORPORATED                                                                                  117,658
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
         485   AIRGAS INCORPORATED                                                                                           30,167
         632   BROWN-FORMAN CORPORATION CLASS B<<                                                                            36,169
                                                                                                                             66,336
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
       2,409   KIMBERLY-CLARK CORPORATION                                                                                   146,058
         543   PATTERSON COMPANIES INCORPORATED                                                                              15,492
         360   W.W. GRAINGER INCORPORATED<<                                                                                  35,802
                                                                                                                            197,352
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $57,415,757)                                                                                   54,239,046
                                                                                                                    ---------------

                                                                                            INTEREST    MATURITY
  PRINCIPAL                                                                                   RATE        DATE
------------                                                                                --------   ----------
US TREASURY SECURITIES: 38.98%

US TREASURY BONDS: 38.98%
   1,654,000   US TREASURY BOND#                                                              5.38     02/15/2031         2,034,936
   2,803,000   US TREASURY BOND#                                                              4.50     02/15/2036         3,096,440
   1,611,000   US TREASURY BOND#                                                              4.75     02/15/2037         1,849,629
   1,641,000   US TREASURY BOND#                                                              5.00     05/15/2037         1,955,867
   1,736,000   US TREASURY BOND#                                                              4.38     02/15/2038         1,877,050
   2,329,000   US TREASURY BOND#                                                              4.50     05/15/2038         2,568,815
   2,841,000   US TREASURY BOND#                                                              3.50     02/15/2039         2,639,022
   3,937,000   US TREASURY BOND#                                                              4.25     05/15/2039         4,162,763
   4,465,000   US TREASURY BOND#                                                              4.50     08/15/2039         4,917,778
   4,949,000   US TREASURY BOND#                                                              4.38     11/15/2039         5,342,599
   4,949,000   US TREASURY BOND#                                                              4.63     02/15/2040         5,562,983
   1,885,000   US TREASURY BOND#                                                              4.38     05/15/2040         2,038,741
TOTAL US TREASURY SECURITIES (COST $36,120,587)                                                                          38,046,623
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 16.47%

CORPORATE BONDS & NOTES: 1.08%
     489,447   GRYPHON FUNDING LIMITED(v)(a)(i)                                               0.00     08/05/2010           196,366
   1,537,877   VFNC CORPORATION(v)+/-++(a)(i)                                                 0.35     09/29/2011           861,211
                                                                                                                          1,057,577
                                                                                                                    ---------------
US TREASURY BILLS: 3.12%
$  1,600,000   US TREASURY BILL###                                                            0.15%    08/05/2010         1,599,752
   1,450,000   US TREASURY BILL###                                                            0.21     11/04/2010         1,448,937

                                                                                                                          3,048,689
                                                                                                                    ---------------

             24 Wells Fargo Advantage VT Index Asset Allocation Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)



VT INDEX ASSET ALLOCATION FUND

   SHARES      SECURITY NAME                                                        YIELD                                VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
INVESTMENT COMPANIES: 12.27%
     988,489   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                       0.28%                           $       988,489
  10,985,555   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)        0.35                                 10,985,555
                                                                                                                         11,974,044
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,815,674)                                                                          16,080,310
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $109,352,018)*                                                     111.02%                                        108,365,979
OTHER ASSETS AND LIABILITIES, NET                                        (11.02)                                        (10,756,378)
                                                                         ------                                     ---------------
TOTAL NET ASSETS                                                         100.00%                                    $    97,609,601
                                                                         ------                                     ---------------

(v) Security represents investment of cash collateral received from securities on loan.

+    Non-income earning securities.

(l)  Investment in an affiliate.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(u)  Rate shown is the 7-day annualized yield at period end.

#    Security pledged as collateral for futures transactions.

##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is $113,467,054 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation   $ 11,160,079
     Gross unrealized depreciation    (16,261,154)
                                     ------------
     Net unrealized depreciation     $ (5,101,075)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage VT Index Asset Allocation Fund 25


Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unafilliated securities, at value (including securities on loan) .....   $ 95,615,615
      In affiliated securities, at value ......................................     12,750,364
                                                                                  ------------
   Total investments, at value (see cost below) ...............................    108,365,979
                                                                                  ------------
   Cash .......................................................................         50,000
   Receivable for Fund shares issued ..........................................          4,768
   Receivable for investments sold ............................................      1,077,309
   Receivable for dividends and interest ......................................        497,281
                                                                                  ------------
Total assets ..................................................................    109,995,337
                                                                                  ------------
LIABILITIES
   Payable for daily variation margin on futures contracts ....................        277,309
   Payable for fund shares redeemed ...........................................        170,027
   Payable for investments purchased ..........................................         31,416
   Payable upon receipt of securities loaned ..................................     11,801,265
   Payable to investment advisor and affiliates ...............................         68,659
   Accrued expenses and other liabilities .....................................         37,060
                                                                                  ------------
Total liabilities .............................................................     12,385,736
                                                                                  ------------
TOTAL NET ASSETS ..............................................................   $ 97,609,601
                                                                                  ============
NET ASSETS CONSIST OF
   Paid-in capital ............................................................   $135,025,444
   Undistributed net investment income ........................................         33,782
   Accumulated net realized loss on investments ...............................    (35,224,965)
   Net unrealized depreciation of investments .................................     (2,224,660)
                                                                                  ------------
TOTAL NET ASSETS ..............................................................   $ 97,609,601
                                                                                  ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets .................................................................   $ 97,609,601
   Shares outstanding .........................................................      9,693,117
   Net asset value and offering price per share ...............................   $      10.07
                                                                                  ------------
Investments, at cost ..........................................................   $109,352,018
                                                                                  ------------
Securities on loan, at value ..................................................   $ 11,511,312
                                                                                  ------------

1.   The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

             26 Wells Fargo Advantage VT Index Asset Allocation Fund


     Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends(1) .....................................................................   $   609,727
   Interest .........................................................................       861,721
   Income from affiliated securities ................................................         4,841
   Securities lending, net ..........................................................         2,959
                                                                                        -----------
Total investment income .............................................................     1,479,248
                                                                                        -----------
EXPENSES
   Advisory fees ....................................................................       293,057
   Administration fees ..............................................................        85,253
   Custody fees .....................................................................        14,126
   Accounting fees ..................................................................         2,826
   Distribution fees ................................................................       133,207
   Professional fees ................................................................        17,750
   Shareholder reports ..............................................................        28,161
   Trustees' fees ...................................................................         5,158
   Other fees and expenses ..........................................................        15,439
                                                                                        -----------
Total expenses ......................................................................       594,977
                                                                                        -----------
LESS
   Waived fees and/or reimbursed expenses ...........................................       (62,148)
   Net expenses .....................................................................       532,829
                                                                                        -----------
Net investment income ...............................................................       946,419
                                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation .....    (1,261,934)
   Futures transactions .............................................................    (1,784,870)
   Affiliated securities ............................................................         3,912
                                                                                        -----------
Net realized loss from investments ..................................................    (3,042,892)
                                                                                        -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation .....     1,926,626
   Futures transactions .............................................................    (3,080,941)
   Affiliated securities ............................................................       (37,761)
                                                                                        -----------
Net change in unrealized appreciation (depreciation) of investments .................    (1,192,076)
                                                                                        -----------
Net realized and unrealized gain (loss) on investments ..............................    (4,234,968)
                                                                                        -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................   $(3,288,549)
                                                                                        -----------
1. Net of foreign withholding taxes of ..............................................   $        59

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage VT Index Asset Allocation Fund 27


Statement of Changes in Net Assets

                                                                                          For the
                                                                                     Six Months Ended        For the
                                                                                       June 30, 2010        Year Ended
                                                                                        (Unaudited)     December 31, 2009
                                                                                     ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................................     $113,270,842       $125,957,898
OPERATIONS
   Net investment income .........................................................          946,419          2,226,099
   Net realized gain (loss) on investments .......................................       (3,042,892)         1,161,344
   Net change in unrealized appreciation (depreciation) of investments ...........       (1,192,076)        11,378,299
                                                                                       ------------       ------------
Net increase (decrease) in net assets resulting from operations ..................       (3,288,549)        14,765,742
                                                                                       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .........................................................       (1,003,983)        (2,236,644)
                                                                                       ------------       ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .....................................................          831,249          3,121,375
   Reinvestment of distributions .................................................        1,003,983          2,236,644
   Cost of shares redeemed .......................................................      (13,203,941)       (30,574,173)
                                                                                       ------------       ------------
Net decrease in net assets resulting from capital share transactions .............      (11,368,709)       (25,216,154)
                                                                                       ------------       ------------
NET DECREASE IN NET ASSETS .......................................................      (15,661,241)       (12,687,056)
                                                                                       ============       ============
ENDING NET ASSETS ................................................................     $ 97,609,601       $113,270,842
                                                                                       ============       ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ............................     $     33,782       $     91,346
                                                                                       ============       ============
SHARES ISSUED AND REDEEMED
   Shares sold ...................................................................           77,987            337,588
   Shares issued in reinvestment of distributions ................................           94,693            241,911
   Shares redeemed ...............................................................       (1,236,654)        (3,348,627)
                                                                                       ------------       ------------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       (1,063,974)        (2,769,128)
                                                                                       ============       ============

The accompanying notes are an integral part of these financial statements.

             28 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                            Financial Highlights

                                                     Beginning                 Net Realized    Distributions
                                                     Net Asset       Net      and Unrealized      from Net      Distributions
                                                     Value Per   Investment     Gain (Loss)      Investment        from Net
                                                       Share       Income     on Investments       Income      Realized Gains
                                                     ---------   ----------   --------------   -------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) .....     $10.53       0.09          (0.45)           (0.10)           0.00
January 1, 2009 to December 31, 2009 .............     $ 9.31       0.19           1.22            (0.19)           0.00
January 1, 2008 to December 31, 2008 .............     $14.64       0.30          (4.32)           (0.30)          (1.01)
January 1, 2007 to December 31, 2007 .............     $14.13       0.34           0.73            (0.33)          (0.23)
January 1, 2006 to December 31, 2006 .............     $13.05       0.31           1.23            (0.31)          (0.15)
January 1, 2005 to December 31, 2005 .............     $12.97       0.27           0.37            (0.27)          (0.29)

1. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage VT Index Asset Allocation Fund 29


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)     Rate      (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $10.07         1.78%         1.12%      1.00%      (3.46)%      13%          $ 97,610
  $10.53         2.01%         1.07%      1.00%      15.46%       43%          $113,271
  $ 9.31         2.37%         1.07%      1.00%     (29.11)%      21%          $125,958
  $14.64         2.26%         1.02%      1.00%       7.60%       25%          $254,054
  $14.13         2.27%         1.02%      1.00%      12.14%       12%          $288,387
  $13.05         2.06%         1.04%      1.00%       4.99%        2%          $309,673

             30 Wells Fargo Advantage VT Index Asset Allocation Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Index Asset Allocation Fund (the "Fund") (formerly Wells Fargo Advantage VT Asset Allocation Fund). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

             Wells Fargo Advantage VT Index Asset Allocation Fund 31


Notes to Financial Statements (Unaudited)

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived a portion of its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

FUTURES CONTRACTS

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

             32 Wells Fargo Advantage VT Index Asset Allocation Fund


                                       Notes to Financial Statements (Unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $1,057,577 representing 1.08% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become

             Wells Fargo Advantage VT Index Asset Allocation Fund 33


Notes to Financial Statements (Unaudited)

doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $28,044,147 with $24,320,298 expiring in 2016 and $3,723,849 expiring in
2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                               Significant Other    Significant
                                                   Observable      Unobservable
                               Quoted Prices         Inputs           Inputs
Investments in Securities        (Level 1)          (Level 2)        (Level 3)        Total
----------------------------   -------------   -----------------   ------------   ------------
   Equity securities
      COMMON STOCKS             $54,239,046       $         0        $        0   $ 54,239,046
   Corporate bonds and notes              0                 0         1,057,577      1,057,577
   U.S. Treasury obligations     38,046,623         3,048,689                 0     41,095,312
   Investment companies             988,489        10,985,555                 0     11,974,044
                                -----------       -----------        ----------   ------------
                                $93,274,158       $14,034,244        $1,057,577   $108,365,979
                                -----------       -----------        ----------   ------------

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

             34 Wells Fargo Advantage VT Index Asset Allocation Fund


                                       Notes to Financial Statements (Unaudited)

As of June 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                              Significant Other    Significant
                                                  Observable      Unobservable
                              Quoted Prices        Inputs            Inputs
OTHER FINANCIAL INSTRUMENTS     (Level 1)         (Level 2)         (Level 3)       Total
---------------------------   -------------   -----------------   ------------   -----------
FUTURES CONTRACTS              $(1,238,621)          $0                $0        $(1,238,621)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                            Corporate bonds
                                               and notes
                                            ---------------
BALANCE AS OF DECEMBER 31, 2009               $1,032,690
   Realized gains or losses                            0
   Change in unrealized gains or losses          151,552
   Net purchases (sales)                        (126,665)
   Transfers in and/or out of Level 3                  0
                                              ----------
BALANCE AS OF JUNE 30, 2010                   $1,057,577
                                              ----------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at June 30, 2010     $   85,614

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.55% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.25% of the average daily net assets of the Fund.

             Wells Fargo Advantage VT Index Asset Allocation Fund 35


Notes to Financial Statements (Unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $13,468,792 and $28,532,378, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2010, the Fund entered into futures contracts for speculative purposes. At June 30, 2010, the Fund had long futures contracts outstanding as follows:

                                                   Initial                     Net Unrealized
  Expiration                                      Contract        Value at      Appreciation/
     Date        Contracts         Type            Amount      June 30, 2010   (Depreciation)
--------------   ---------   ----------------   -----------    -------------   --------------
September 2010    94 Long      S&P 500 Index    $24,709,416     $24,125,100       $(584,316)
September 2010    8 Long         30 Year
                             US Treasury Bond      999,445       1,020,000         20,555

At June 30, 2010, the Fund had short futures contracts outstanding as follows:

                                                   Initial                     Net Unrealized
  Expiration                                      Contract        Value at      Appreciation/
     Date        Contracts         Type            Amount      June 30, 2010   (Depreciation)
--------------   ---------   ----------------   ------------   -------------   --------------
September 2010   190 Short        30 Year
                             US Treasury Bond   $(23,550,140)  $(24,225,000)      $(674,860)

As of June 30, 2010, the Fund had an average contract amount of $56,270,387 in futures contracts during the six months ended June 30, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk category is already reflected in the appropriate financial statements.

The fair value of derivative instruments as of June 30, 2010 was as follows:

                                      Asset Derivatives                        Liability Derivatives
                          ----------------------------------------   ----------------------------------------
                          Balance Sheet Location        Fair value   Balance Sheet Location        Fair value
                          ---------------------------   ----------   ---------------------------   ----------
Interest rate contracts   Net Assets - Net unrealized                Net assets - Net unrealized
                          appreciation on investments    $20,555*    depreciation on investments   $  674,860*
Equity contracts                                                     Net Assets - Net unrealized
                                                                     depreciation on investments      584,316*
                                                         $20,555                                   $1,259,176

* Includes cumulative unrealized gains/losses on futures contracts as reported in the table above. Only the variation margin as of June 30, 2010 is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:

                                                              Amount of Realized
                                                                 Gain or Loss
                                                                on Derivatives
                                                                    Futures
                                                              ------------------
Interest rate contracts                                          $  (640,823)
Equity contracts                                                  (1,144,047)
                                                                 -----------
                                                                 $(1,784,870)
                                                                 -----------

                                                            Change in Unrealized
                                                               Appreciation or
                                                               Depreciation on
                                                             Derivatives Futures
                                                             -------------------
Interest rate contracts                                          $(1,127,666)
Equity contracts                                                  (1,953,275)
                                                                 -----------
                                                                 $(3,080,941)
                                                                 -----------

             36 Wells Fargo Advantage VT Index Asset Allocation Fund


                                       Notes to Financial Statements (Unaudited)

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, there were no borrowings by the Fund under the credit agreement.

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

             Wells Fargo Advantage VT Index Asset Allocation Fund 37


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Peter G. Gordon          Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser.      None
67                       Chairman, since 2005    Water Company.
                         (Lead Trustee since
                         2001)

Isaiah Harris, Jr.       Advisory Board          Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
57                       Trustee, since 2008     Advertising and Publishing Corp from 2005 to 2007, President    Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

Dr. Leroy Keith, Jr.(3)  Trustee, since          Chairman, Bloc Global Services (development and construction),  Trustee, Phoenix
71                       2010                    Trustee, Phoenix Fund Complex and Director, Diversapack Co.     Fund Complex
                                                 (packaging company). Trustee of the Evergreen Funds from        (consisting of 46
                                                 1983 to 2010. Former Managing Director, Almanac Capital         portfolios as of
                                                 Management (commodities firm), former Partner, Stonington       12/31/09)
                                                 Partners, Inc. (private equity fund), former Director, Obagi
                                                 Medical Products Co. and former Director, Lincoln Educational
                                                 Services.

             38 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                   Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Judith M. Johnson        Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief       None
61                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker         Advisory Board          James Irvin Miller Professor of Accounting at the Graduate      None
59                       Trustee, since 2008     School of Business, Stanford University, Director of Corporate
                                                 Governance Research Program and Co-Director of The Rock Center
                                                 for Corporate Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of Business,
                                                 Stanford University. Prior thereto, Ernst & Young Professor of
                                                 Accounting at The Wharton School, University of Pennsylvania
                                                 from 1985 to 2005.

Olivia S. Mitchell       Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,     None
57                                               University of Pennsylvania. Director of the Boettner Center on
                                                 Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

Timothy J. Penny         Trustee, since 1996     President and CEO of Southern Minnesota Initiative Foundation,  None
58                                               a non-profit organization, since 2007 and Senior Fellow at the
                                                 Humphrey Institute Policy Forum at the University of Minnesota
                                                 since 1995. Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit organization, since 2007.

Michael S. Scofield(3)   Trustee, since          Trustee of the Evergreen Funds from 1984 to 2010. Retired       None
67                       2010                    Attorney, Law Offices of Michael S. Scofield and former
                                                 Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke        Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General         None
70                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Karla M. Rabusch         President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and          None
51                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds        None
50                       Chief Legal Counsel,    Management, LLC since 2001. Vice President and Managing
                         since 2003              Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)        Treasurer, since 2009   Senior Vice President of Evergreen Investment Management        None
39                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(5)         Assistant Treasurer,    Vice President of Evergreen Investment Management Company, LLC  None
35                       since 2009              since 2008. Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC
                                                 since 2004.

             Wells Fargo Advantage VT Index Asset Allocation Fund 39


Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Jeremy DePalma(5)        Assistant Treasurer,    Senior Vice President of Evergreen Investment Management        None
36                       since 2009              Company, LLC since 2008. Vice President, Evergreen Investment
                                                 Services, Inc. from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early          Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
46                       Officer, since 2007     since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

1. The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3.   Effective July 9, 2010.

4.   Effective November 1, 2009.

5. Treasurer during the period from June 1, 2009 to October 31, 2009. Assistant Treasurer effective November 1, 2009.

             40 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT

ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT INDEX ASSET ALLOCATION FUND (F/K/A VT ASSET ALLOCATION FUND)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Index Asset Allocation Fund (formerly named the VT Asset Allocation Fund) (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was lower than the median performance of the Fund's Universe for all of the periods under review and warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board noted actions that had been taken that were designed to address the underperformance of the Fund and requested continued reports on the Fund's performance.

             Wells Fargo Advantage VT Index Asset Allocation Fund 41


Other Information (Unaudited)

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate and the Net Advisory Rate for the Fund were in range of the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

             42 Wells Fargo Advantage VT Index Asset Allocation Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

            Wells Fargo Advantage VT Index Asset Allocation Fund 43


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

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

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

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               [GRAPHIC]
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds   www.wellsfargo.com/advantagefunds      125312 08-10
Management, LLC. All rights                                  SVTIAA/SAR136 06-10
reserved.

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                               Semi-Annual Report
                                 June 30, 2010

               WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND
          (FORMERLY WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND)

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Contents

LETTER TO SHAREHOLDERS ..................................................      2
PERFORMANCE HIGHLIGHTS ..................................................      6
FUND EXPENSES ...........................................................      8
PORTFOLIO OF INVESTMENTS ................................................      9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................     14
Statement of Operations .................................................     15
Statements of Changes in Net Assets .....................................     16
Financial Highlights ....................................................     18
NOTES TO FINANCIAL STATEMENTS ...........................................     20
OTHER INFORMATION .......................................................     27
LIST OF ABBREVIATIONS ...................................................     34

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA International Equity Fund approved the reorganization of Evergreen VA International Equity Fund with the Wells Fargo Advantage VT International Core Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA International Equity Fund were acquired by the Wells Fargo Advantage VT International Core Fund, in exchange for shares of the Wells Fargo Advantage VT International Core Fund. At the same time, the Wells Fargo Advantage VT International Core Fund changed its name to the Wells Fargo Advantage VT International Equity Fund. Evergreen VA International Equity Fund was the accounting and performance survivor of the reorganization. As a result, the accounting and performance history of Evergreen VA International Equity Fund will be carried forward in the financial statements of the Wells Fargo Advantage VT International Equity Fund in future shareholder reports.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                   (GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND
     THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 TINTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
     FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R)
     INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
     THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
     ADVANTAGE FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDSSM TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDSSM, WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money
Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

 NOT PART OF THE SEMI-ANNUAL REPORT.

              2 Wells Fargo Advantage VT International Equity Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the trillions of dollars of government stimulus that were added to the monetary

              Wells Fargo Advantage VT International Equity Fund 3


Letter to Shareholders

system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

              4 Wells Fargo Advantage VT International Equity Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at Www.Wellsfargo.Com/Advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              6 Wells Fargo Advantage VT International Equity Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND(1)

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER

Francis Claro, CFA

FUND INCEPTION

July 3, 2000

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2010)

Isuzu Motors Limited                 2.30%
Daimler AG                           2.16%
Nestle SA                            2.13%
Sumitomo Heavy Industries Limited    2.07%
Fresenius AG                         1.97%
Sina Corporation                     1.90%
Canadian Natural Resources Limited   1.85%
HSBC Holdings plc                    1.81%
Swatch Group AG Class B              1.43%
Roche Holdings AG                    1.38%

COUNTRY ALLOCATION(3)
(AS OF JUNE 30, 2010)

                                  (PIE CHART)

United States         (2%)
United Kingdom       (20%)
Eastern  Asia        (23%)
Australia             (4%)
Scandinavia           (3%)
Middle East/Africa    (1%)
South America         (1%)
Canada                (8%)
Continental Europe   (38%)

----------
(1.) Prior to July 16, 2010, the WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY
     FUND was named WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND.

(2.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(3.) Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

              Wells Fargo Advantage VT International Equity Fund 7


Performance Highlights

                  WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                        EXPENSE RATIO
                                                                                      -----------------
                                         6 MONTHS*   1 YEAR   5 YEAR   LIFE OF FUND   GROSS(4)   NET(5)
                                         ---------   ------   ------   ------------   --------   ------
Wells Fargo Advantage VT International
Equity Fund                               (10.74)     7.31    (3.02)      (3.37)        2.05%     1.01%
MSCI EAFE Index(6)                        (13.23)     5.92     0.88        0.07

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(4.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(5.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

(6.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.
     Source: MSCI, MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

              8 Wells Fargo Advantage VT International Equity Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees exchange fees, or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING        ENDING         EXPENSES
                                           ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     NET ANNUAL
                                             01-01-2010      06-30-2010     THE PERIOD   EXPENSE RATIO
                                           -------------   -------------   -----------   -------------
Actual                                       $1,000.00       $  892.60          $4.69        1.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.84          $5.01        1.00%

----------
* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

              Wells Fargo Advantage VT International Equity Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   --------------------------------------------------------------------------------------------------------   -----------
COMMON STOCKS: 90.78%
ARGENTINA: 0.43%
     6,432   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                                   $    67,150
                                                                                                                        -----------
AUSTRALIA: 3.53%
    20,985   AMP LIMITED (INSURANCE CARRIERS)                                                                                91,076
     3,130   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                       76,354
     2,308   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                        93,307
     1,637   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           50,316
     5,658   NEWCREST MINING LIMITED (METAL MINING)                                                                         165,081
     4,490   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                           79,143
                                                                                                                            555,277
                                                                                                                        -----------
BELGIUM: 0.99%
    11,008   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   62,988
     1,921   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                               92,364
                                                                                                                            155,352
                                                                                                                        -----------
BRAZIL: 0.36%
     3,528   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                                 55,954
                                                                                                                        -----------
CANADA: 7.04%
     2,297   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                      139,612
     6,979   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                  157,865
     8,532   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                      283,158
     4,285   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                                     129,772
     2,276   GOLDCORP INCORPORATED (METAL MINING)                                                                            99,652
     4,968   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                                     111,349
     1,604   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            79,013
     2,517   SUNCOR ENERGY INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                                            74,076
     1,118   TECK COMINCO INCORPORATED LIMITED (METAL MINING)                                                                33,061
                                                                                                                           1,107,558
                                                                                                                        -----------
CHINA: 4.61%
    73,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                                                                              48,936
     1,321   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                                       65,271
     2,626   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                               83,270
     8,217   SINA CORPORATION (BUSINESS SERVICES)+                                                                          289,731
     2,500   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                       41,897
     8,408   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                                       195,738
                                                                                                                            724,843
                                                                                                                        -----------
DENMARK: 0.76%
         7   A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                                           55,131
       851   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                         64,854
                                                                                                                            119,985
                                                                                                                        -----------
FINLAND: 0.63%
     7,138   NOKIA OYJ (COMMUNICATIONS)                                                                                      58,180
     1,946   SAMPO OYJ (BUSINESS SERVICES)                                                                                   41,029
                                                                                                                             99,209
                                                                                                                        -----------

              10 Wells Fargo Advantage VT International Equity Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   --------------------------------------------------------------------------------------------------------   -----------
FRANCE: 6.69%
       463   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       $    20,963
     5,427   AXA SA (INSURANCE CARRIERS)                                                                                     82,909
     1,933   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                       103,997
     1,578   CARREFOUR SA (FOOD STORES)                                                                                      62,595
     1,565   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   58,319
     2,773   FRANCE TELECOM SA (COMMUNICATIONS)                                                                              48,097
     1,564   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                         83,846
     1,502   LVMH MOET HENNESSY LOUIS VUITTON SA (APPAREL & TEXTILES)                                                       163,482
       767   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                         59,492
       963   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                                     119,627
     1,930   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                             76,987
     1,936   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                                116,600
     1,253   TOTAL SA (OIL & GAS EXTRACTION)                                                                                 55,932
                                                                                                                           1,052,846
                                                                                                                        ------------
GERMANY: 9.01%
     4,354   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    210,798
       899   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                                88,977
     1,423   BASF AG (OIL & GAS EXTRACTION)                                                                                  77,753
     1,763   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                          98,519
     6,525   DAIMLER AG (AUTOMOBILE)                                                                                        330,070
       932   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                      52,350
     1,432   DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                             86,999
       755   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    45,078
     2,612   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                                     45,844
     1,391   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                           58,549
     1,505   METRO AG (FOOD STORES)                                                                                          76,787
       744   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                              93,419
     1,037   SAP AG (BUSINESS SERVICES)                                                                                      46,113
     1,196   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            106,970
                                                                                                                           1,418,226
                                                                                                                        ------------
HONG KONG: 0.34%
     3,453   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            54,365
                                                                                                                        ------------
IRELAND: 0.54%
     9,854   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                      85,693
                                                                                                                        ------------
ISRAEL: 0.53%
     1,614   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                                 83,912
                                                                                                                        ------------
ITALY: 0.25%
    17,792   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                               39,357
                                                                                                                        ------------
JAPAN: 14.66%
     1,500   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            55,904
   117,000   ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                              351,584
     6,400   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       115,239
     4,300   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    115,068
    16,000   MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                                                105,787
       100   NINTENDO COMPANY LIMITED (SOFTWARE)                                                                             29,361
    50,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                           182,214
    10,000   NKSJ HOLDINGS INC (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                                  59,831
    17,000   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      92,879

              Wells Fargo Advantage VT International Equity Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   --------------------------------------------------------------------------------------------------------   -----------
JAPAN (continued)
       590   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      $    42,742
    54,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     316,847
     1,800   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        98,500
     1,800   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        96,961
    20,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           99,071
    25,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       100,850
     3,300   TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                          113,384
     1,500   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                             169,149
       408   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                      162,619
                                                                                                                          2,307,990
                                                                                                                        -----------
LUXEMBOURG: 0.19%
     1,128   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 30,255
                                                                                                                        -----------
NETHERLANDS: 6.29%
     5,437   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       149,625
     1,894   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                        53,772
     6,576   ING GROEP NV (FINANCIAL SERVICES)                                                                               48,666
     4,545   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                              56,221
     1,676   KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                             50,049
     6,658   NEW WORLD RESOURCES NV (ENERGY)                                                                                 68,496
     5,223   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                       205,239
     6,943   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                          189,608
    11,987   USG PEOPLE NV (BUSINESS SERVICES)                                                                              168,597
                                                                                                                            990,273
                                                                                                                        -----------
NORWAY: 0.45%
     5,569   TELENOR ASA (COMMUNICATIONS)                                                                                    70,154
                                                                                                                        -----------
RUSSIA: 0.57%
       169   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                               3,182
     2,002   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                              37,658
       944   LUKOIL OAO ADR (OIL & GAS EXTRACTION)                                                                           48,589
                                                                                                                             89,429
                                                                                                                        -----------
SINGAPORE: 0.43%
     7,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                            67,934
                                                                                                                        -----------
SOUTH KOREA: 0.91%
        59   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   61,588
       129   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                          80,911
                                                                                                                            142,499
                                                                                                                        -----------
SPAIN: 1.63%
     5,648   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                    59,226
     8,562   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             35,014
     1,615   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                      92,089
     3,769   TELEFONICA SA (COMMUNICATIONS)                                                                                  69,820
                                                                                                                            256,149
                                                                                                                        -----------

              12 Wells Fargo Advantage VT International Equity Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   --------------------------------------------------------------------------------------------------------   -----------
SWEDEN: 1.11%
     2,844   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                   $    78,160
     3,793   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                      54,876
     4,500   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                           41,295
                                                                                                                            174,331
                                                                                                                        -----------
SWITZERLAND: 9.53%
     4,434   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                   77,199
     3,735   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     130,397
     4,254   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                                  159,939
        52   GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                                                       44,165
     6,756   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                            325,766
     1,476   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                       71,532
     1,537   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                                211,555
       776   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                           218,851
     6,189   UBS AG (DIVERSIFIED FINANCIAL SERVICES)                                                                         81,991
       809   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                              178,315
                                                                                                                        -----------
                                                                                                                          1,499,710
                                                                                                                        -----------
TAIWAN: 0.44%
     5,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         69,789
UNITED KINGDOM: 18.86%
     3,019   ANGLO AMERICAN PLC (COAL MINING)+                                                                              105,198
     9,297   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                      108,167
    59,982   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                                    80,010
     1,534   ASTRAZENECA PLC (PHARMACEUTICALS)                                                                               72,322
    40,280   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                         160,778
     3,885   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                             57,781
     5,009   BHP BILLITON PLC (COAL MINING)                                                                                 129,876
    19,461   BP PLC (OIL & GAS EXTRACTION)                                                                                   93,163
    19,332   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                     56,165
     9,829   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   111,005
    10,334   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      59,402
    51,857   GAME GROUP PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                 49,259
    10,163   GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                          172,576
    92,785   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                            126,586
    30,219   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                    276,072
     5,902   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                          93,016
     2,458   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                          52,693
    11,631   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           41,639
    14,832   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
             MOBILE HOME DEALERS)                                                                                            46,462
    88,211   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                  69,640
     1,505   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                           44,871
     1,481   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                           68,888
     2,607   RIO TINTO PLC (METAL MINING)                                                                                   114,485
    77,736   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                      47,343
     7,363   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                           185,813
     1,773   SABMILLER PLC (EATING & DRINKING PLACES)                                                                        49,716
    11,557   SAVILLS PLC (SOCIAL SERVICES)                                                                                   47,412
     2,581   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                                62,848
     4,486   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                                   48,799
    60,806   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                            125,290

              Wells Fargo Advantage VT International Equity Fund 13

Portfolio of Investments--June 30, 2010 (Unaudited)

VT INTERNATIONAL EQUITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   --------------------------------------------------------------------------------------------------------   -----------
UNITED KINGDOM: (continued)
     9,845   WPP PLC (COMMUNICATIONS)                                                                                   $    92,745
     8,978   XSTRATA PLC (METAL MINING)                                                                                     117,564
                                                                                                                          2,967,584
                                                                                                                        -----------
TOTAL COMMON STOCKS (COST $14,544,884)                                                                                   14,285,824
                                                                                                                        -----------
                                                                                       DIVIDEND YIELD
                                                                                       --------------
PREFERRED STOCKS: 1.91%
     4,550  FRESENIUS AG (HEALTHCARE)                                                       1.43%                           300,537
TOTAL PREFERRED STOCKS (COST $248,248)                                                                                      300,537
                                                                                                                        -----------

SHORT-TERM INVESTMENTS: 4.41%

 PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
----------                                                                             --------------   -------------
CORPORATE BONDS & NOTES: 0.02%
$    3,087   GRYPHON FUNDING LIMITED(a)(i)(v)                                               0.00          08/05/2010          1,238
     4,016   VFNC CORPORATION+/-++(a)(i)(v)                                                 0.35          09/29/2011          2,249
                                                                                                                              3,487
                                                                                                                        -----------


  SHARES                                                                                    YIELD
----------                                                                             --------------
INVESTMENT COMPANIES: 4.39%
   689,953   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                                 0.28                            689,953
TOTAL SHORT-TERM INVESTMENTS (COST $692,575)                                                                                693,440
                                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES  (COST $15,485,707)*                           97.10%                                    15,279,801
OTHER ASSETS AND LIABILITIES, NET                                               2.90                                        457,917
                                                                              ------                                    -----------
TOTAL NET ASSETS                                                              100.00%                                   $15,737,718
                                                                              ------                                    -----------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(v) Security represents investment of cash collateral received from securities on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $15,796,739 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 1,083,263
Gross unrealized depreciation    (1,600,201)
                                -----------
Net unrealized depreciation     $  (516,938)

The accompanying notes are an integral part of these financial statements.

             14  Wells Fargo Advantage VT International Equity Fund


                  Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unafilliated securities, at value ..............................   $14,589,848
      In afilliated securities, at value ................................       689,953
                                                                            -----------
   Total investments, at value (see cost below) .........................    15,279,801
   Foreign currency at value (see cost below) ...........................       213,470
   Cash .................................................................        50,000
   Receivable for Fund shares issued.....................................         1,448
   Receivable for investments sold ......................................       265,116
   Receivable for dividends .............................................        55,386
   Receivable from investment advisor and affiliates ....................         2,057
   Unrealized appreciation of forward foreign currency contracts ........       135,762
                                                                            -----------
Total assets ............................................................    16,003,040
                                                                            -----------
LIABILITIES
   Payable for fund shares redeemed .....................................        12,042
   Payable for investments purchased ....................................        18,168
   Unrealized depreciation of forward foreign currency contracts ........       155,759
   Accrued expenses and other liabilities ...............................        79,353
                                                                            -----------
Total liabilities .......................................................       265,322
                                                                            -----------
TOTAL NET ASSETS ........................................................   $15,737,718
                                                                            -----------
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $25,693,236
   Undistributed net investment income ..................................       247,846
   Accumulated net realized loss on investments .........................    (9,975,384)
   Net unrealized depreciation of investments ...........................      (227,980)
                                                                            -----------
TOTAL NET ASSETS ........................................................   $15,737,718
                                                                            ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...........................................................   $15,737,718
   Shares outstanding ...................................................     3,505,878
   Net asset value ......................................................   $      4.49
                                                                            -----------
Investments, at cost ....................................................   $15,485,707
                                                                            -----------
Foreign currency, at cost ...............................................   $   213,591
                                                                            -----------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage VT International Equity Fund 15


Statement of Operation--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends(1) .........................................................   $   214,534
   Income from affiliated securities ....................................           444
                                                                            -----------
   Total investment income ..............................................       214,978
                                                                            -----------
EXPENSES
   Advisory fees ........................................................        65,361
   Administration fees ..................................................        13,944
   Custody fees .........................................................        45,938
   Accounting fees ......................................................         2,620
   Distribution fees ....................................................        21,787
   Professional fees ....................................................        14,078
   Shareholder reports ..................................................        17,068
   Trustees' fees .......................................................         5,158
   Other fees and expenses ..............................................         7,058
                                                                            -----------
Total expenses ..........................................................       193,012
                                                                            -----------
LESS
   Waived fees and/or reimbursed expenses ...............................      (105,864)
   Net expenses .........................................................        87,148
                                                                            -----------
 Net investment income ..................................................       127,830
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN FROM
   Unaffiliated securities, foreign currencies and foreign currency
     translation ........................................................       624,129
   Forward foreign currency contracts ...................................         3,579
                                                                            -----------
   Net realized gain from investments ...................................       627,708
                                                                            -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation .......................................................    (2,657,307)
   Forward foreign currency contracts ...................................       (14,620)
                                                                            -----------
   Net change in unrealized appreciation (depreciation) of investments ..    (2,671,927)
                                                                            -----------
Net realized and unrealized gain (loss) on investments ..................    (2,044,219)
                                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................   $(1,916,389)
                                                                            -----------
1. Net of foreign withholding taxes of ..................................   $    25,797

The accompanying notes are an integral part of these financial statements.

             16 Wells Fargo Advantage VT International Equity Fund


                                             Statements of Changes in Net Assets

                                                                                 For the          For the
                                                                             Six Months Ended    Year Ended
                                                                              June 30, 2010      December 31,
                                                                               (Unaudited)          2009
                                                                            -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................      $18,574,691       $ 19,148,734
OPERATIONS
   Net investment income ................................................          127,830            284,743
   Net realized gain (loss) on investments ..............................          627,708         (7,226,058)
   Net change in unrealized appreciation (depreciation) of investments ..       (2,671,927)         8,964,257
                                                                               -----------       ------------
Net increase (decrease) in net assets resulting from operations .........       (1,916,389)         2,022,942
                                                                               -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ................................................                0           (535,754)
                                                                               -----------       ------------
CAPITAL SHARES TRANSACTIONS
  Proceeds from shares sold .............................................          847,834          2,211,270
  Reinvestment of distributions .........................................                0            535,754
  Cost of shares redeemed ...............................................       (1,768,418)        (4,808,255)
                                                                               -----------       ------------
Net decrease in net assets resulting from capital share transactions ....         (920,584)        (2,061,231)
                                                                               -----------       ------------
NET DECREASE IN NET ASSETS ..............................................       (2,836,973)          (574,043)
                                                                               -----------       ------------
ENDING NET ASSETS .......................................................      $15,737,718       $ 18,574,691
                                                                               -----------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................      $   247,846       $    120,016
                                                                               -----------       ------------
SHARES ISSUED AND REDEEMED
   Shares sold ..........................................................          173,141            537,668
   Shares issued in reinvestment of distributions .......................                0            126,060
   Shares redeemed ......................................................         (359,749)        (1,124,205)
                                                                               -----------       ------------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................         (186,608)          (460,477)
                                                                               -----------       ------------

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

              18 Wells Fargo Advantage VT International Equity Fund


                                                            Financial Highlights

                                                    Beginning                 Net Realized    Distributions
                                                    Net Asset       Net      and Unrealized      from Net      Distributions
                                                    Value Per   Investment     Gain (Loss)      Investment        from Net
                                                      Share       Income     on Investments       Income      Realized Gains
                                                    ---------   ----------   --------------   -------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) ....     $ 5.03       0.01          (0.55)           0.00             0.00
January 1, 2009 to December 31, 2009 ............     $ 4.61       0.09           0.47           (0.14)            0.00
January 1, 2008 to December 31, 2008 ............     $10.36       0.19          (4.03)          (0.17)           (1.74)
January 1, 2007 to December 31, 2007 ............     $ 9.87       0.17           1.10            0.00            (0.78)
January 1, 2006 to December 31, 2006 ............     $ 8.66       0.18           1.56           (0.16)           (0.37)
January 1, 2005 to December 31, 2005 ............     $ 8.27       0.13           0.64           (0.16)           (0.22)

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage VT International Equity Fund 19


Financial Highlights

 Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross                     Total      Turnover    End of Period
  Share         Income       Expenses   Net Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   ------------   ---------   ---------   ---------------
 $ 4.49          1.47%         2.21%        1.00%       (10.74)%       29%         $15,738
 $ 5.03          1.63%         2.04%        1.00%        12.66%       230%         $18,575
 $ 4.61          2.15%         1.64%        1.00%       (43.41)%       49%         $19,149
 $10.36          1.57%         1.44%        1.00%        12.67%        65%         $44,470
 $ 9.87          1.85%         1.43%        1.00%        20.81%        43%         $44,317
 $ 8.66          1.61%         1.41%        1.00%         9.67%        53%         $39,602

              20 Wells Fargo Advantage VT International Equity Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage VT International Equity Fund ("the Fund") (formerly Wells Fargo Advantage VT International Core Fund). The Fund is a diversified series of the Trust, a Delaware Statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

              Wells Fargo Advantage VT International Equity Fund 21


Notes to Financial Statements (Unaudited)

difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived a portion of its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the

              22 Wells Fargo Advantage VT International Equity Fund


                                       Notes to Financial Statements (Unaudited)

U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $3,487 representing 0.02% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $10,240,669 with $981,156 expiring in 2016 and $9,259,513 expiring in 2017.

At December 31, 2009, the Fund had $46,537 of current year deferred post-October capital losses, which will be realized for tax purposes on the first day of the succeeding year.

              Wells Fargo Advantage VT International Equity Fund 23


Notes to Financial Statements (Unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                            Significant Other    Significant
                                                Observable      Unobservable
                            Quoted Prices         Inputs           Inputs
Investments in Securities     (Level 1)         (Level 2)         (Level 3)       Total
-------------------------   -------------   -----------------   ------------   -----------
Equity securities
   COMMON STOCKS             $14,285,824        $     0            $    0      $14,285,824
   PREFERRED STOCKS                    0         300,537                0          300,537
Corporate bonds and notes              0               0            3,487            3,487
Investment companies             689,953               0                0          689,953
                             $14,975,777        $300,537           $3,487      $15,279,801

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of June 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                     Significant Other    Significant
                                                         Observable      Unobservable
                                     Quoted Prices         Inputs           Inputs
                                       (Level 1)         (Level 2)         (Level 3)      Total
                                     -------------   -----------------   ------------   --------
Forward foreign currency contracts         $0             $(19,997)           $0        $(19,997)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                              Corporate
                                                              bonds and
                                                                notes
                                                              ---------
BALANCE AS OF DECEMBER 31, 2009                                 $3,453
   Realized gain (loss)                                              0
   Change in unrealized appreciation (depreciation)                 34
   Net purchases (sales)                                             0
   Net transfer in (out) of Level 3                                  0
BALANCE AS OF JUNE 30, 2010                                     $3,487
Change in unrealized gains or losses included in
earnings relating to securities still held at June 30, 2010     $   34

             24 Wells Fargo Advantage VT International Equity Fund


                                       Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.75% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Evergreen Investment Management Company, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, an annual rate of 0.25% of the average daily net assets of the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended June 30, 2010, were $4,960,118 and $6,666,676, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2010, the Fund entered into forward foreign currency contracts for speculative purposes.

At June 30, 2010, the Fund had forward foreign currency contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                   Contracts     U.S. Value at   In Exchange    Unrealized
Exchange Date     to Receive     June 30, 2010    for U.S. $   Gain (Loss)
-------------   --------------   -------------   -----------   -----------
07/07/2010         406,800 EUR      $497,467       $554,834      $(57,367)
07/07/2010         250,000 GBP       373,524        385,563       (12,039)
07/29/2010         330,700 EUR       404,448        427,741       (23,293)
07/29/2010         330,700 EUR       404,448        428,306       (23,858)
07/29/2010         101,400 GBP       151,498        152,146          (648)
07/29/2010         240,800 GBP       359,771        362,081        (2,310)
07/30/2010      12,818,000 JPY       145,039        140,075         4,964
07/30/2010      14,113,000 JPY       159,692        154,102         5,590
07/30/2010      24,341,000 JPY       275,425        266,328         9,097
08/18/2010         396,000 EUR       484,363        492,683        (8,320)

              Wells Fargo Advantage VT International Equity Fund 25


Notes to Financial Statements (Unaudited)

Forward Foreign Currency Exchange Contracts to Sell:

                   Contracts     U.S. Value at   In Exchange    Unrealized
Exchange Date     to Deliver     June 30, 2010    for U.S. $   Gain (Loss)
-------------   --------------   -------------   -----------   -----------
07/06/2010       7,172,138 JPY      $ 81,124       $ 80,990      $   (134)
07/07/2010         406,800 EUR       497,467        549,192        51,725
07/07/2010         125,000 GBP       186,762        189,753         2,991
07/07/2010         125,000 GBP       186,762        189,729         2,967
07/29/2010         191,700 EUR       234,450        250,702        16,252
07/29/2010         191,700 EUR       234,450        250,319        15,869
07/29/2010         115,000 EUR       140,646        149,171         8,525
07/29/2010         163,000 EUR       199,350        205,939         6,589
07/29/2010         101,400 GBP       151,498        150,696          (802)
07/29/2010         240,800 GBP       359,771        364,299         4,528
07/30/2010       4,200,000 JPY        47,524         46,500        (1,024)
07/30/2010      47,072,000 JPY       532,632        506,668       (25,964)
08/18/2010         396,000 EUR       484,363        491,028         6,665

The Fund had average contract amounts of $1,148,087 and $2,000,818 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended June 30, 2010.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, the Fund (named Wells Fargo Advantage VT International Core Fund at the time of the reorganization) acquired the net assets of Evergreen VA International Equity Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The Fund renamed its existing single class of shares as Class 2 and created Class 1 to receive the assets from the acquired fund. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA International Equity Fund for 47,932,036 shares of the Fund valued at $226,195,623 at an exchange ratio of 2.07 and 2.06 for Class 1 and Class 2 shares, respectively. Shareholders holding Class 1 and Class 2 shares of Evergreen VA International Equity Fund received Class 1 and Class 2 shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen VA International Equity Fund with a fair value of $210,044,360, identified cost of $179,244,946 and unrealized appreciation of $30,799,414 at July 16, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen VA International Equity Fund and the Fund immediately prior to the acquisition were $226,195,623 and $16,640,000,

              26 Wells Fargo Advantage VT International Equity Fund


                                       Notes to Financial Statements (Unaudited)

respectively. The aggregate net assets of the Fund immediately after the acquisition were $242,835,623. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA International Equity Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the Fund's pro forma results of operations for the six months ended June 30, 2010 would have been:

NET INVESTMENT INCOME                                  $  5,769,435
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS        $(82,613,820)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(76,844,385)

              Wells Fargo Advantage VT International Equity Fund 27


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                           Position Held and
Name and Age              Length of Service(2)         Principal Occupations During Past Five Years            Other Directorships
------------              --------------------   --------------------------------------------------------   ------------------------
Peter G. Gordon           Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal         None
67                        Chairman, since 2005   Geyser. Water Company.
                          (Lead Trustee since
                          2001)

Isaiah Harris, Jr.        Advisory Board         Retired. Prior thereto, President and CEO of BellSouth     CIGNA Corporation;
57                        Trustee, since 2008    Advertising and Publishing Corp from 2005 to 2007,         Deluxe Corporation
                                                 President and CEO of BellSouth Enterprises from 2004 to
                                                 2005 and President of BellSouth Consumer Services from
                                                 2000 to 2003. Currently a member of the Iowa State
                                                 University Foundation Board of Governors and a member of
                                                 the Advisory Board of Iowa State University School of
                                                 Business.

Dr. Leroy Keith, Jr.(3)   Trustee, since 2010    Chairman, Bloc Global Services (development and            Trustee, Phoenix
71                                               construction), Trustee, Phoenix Fund Complex and           Fund Complex (consisting
                                                 Director, Diversapack Co. (packaging company). Trustee     of 46 portfolio as of
                                                 of the Evergreen Funds from 1983 to 2010. Former           12/31/09)
                                                 Managing Director, Almanac Capital Management
                                                 (commodities firm), former Partner, Stonington Partners,
                                                 Inc. (private equity fund), former Director, Obagi
                                                 Medical Products Co. and former Director, Lincoln
                                                 Educational Services.

              28 Wells Fargo Advantage VT International Equity Fund


                                                   Other Information (Unaudited)

                           Position Held and
Name and Age              Length of Service(2)         Principal Occupations During Past Five Years            Other Directorships
------------              --------------------   --------------------------------------------------------   ------------------------
Judith M. Johnson         Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and        None
61                                               Chief Investment Officer of Minneapolis Employees
                                                 Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                                 certified public accountant and a certified managerial
                                                 accountant.

David F. Larcker          Advisory Board         James Irvin Miller Professor of Accounting at the
59                        Trustee, since 2008    Graduate School of Business, Stanford University,          None
                                                 Director of Corporate Governance Research Program and
                                                 Co-Director of The Rock Center for Corporate Governance
                                                 since 2006. From 2005 to 2008, Professor of Accounting
                                                 at the Graduate School of Business, Stanford University.
                                                 Prior thereto, Ernst & Young Professor of Accounting at
                                                 The Wharton School, University of Pennsylvania from 1985
                                                 to 2005.

Olivia S. Mitchell        Trustee, since 2006    Professor of Insurance and Risk Management, Wharton        None
57                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and board member, Penn Aging Research
                                                 Center. Research associate, National Bureau of Economic
                                                 Research.

Timothy J. Penny          Trustee, since 1996    President and CEO of Southern Minnesota Initiative         None
58                                               Foundation, a non-profit organization, since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum at
                                                 the University of Minnesota since 1995. Member of the
                                                 Board of Trustees of NorthStar Education Finance, Inc.,
                                                 a non-profit organization, since 2007.

Michael S. Scofield(3)    Trustee, since 2010    Trustee of the Evergreen Funds from 1984 to 2010.          None
67                                               Retired Attorney, Law Offices of Michael S. Scofield and
                                                 former Director and Chairman, Branded Media Corporation
                                                 (multi-media branding company).


Donald C. Willeke         Trustee, since 1996    Principal of the law firm of Willeke & Daniels. General    None
69                                               Counsel of the Minneapolis Employees Retirement Fund
                                                 from 1984 to present.

OFFICERS

                           Position Held and
Name and Age              Length of Service(2)         Principal Occupations During Past Five Years            Other Directorships
------------              --------------------   --------------------------------------------------------   ------------------------
Karla M. Rabusch          President, since       Executive Vice President of Wells Fargo Bank, N.A. and     None
51                        2003                   President of Wells Fargo Funds Management, LLC since
                                                 2003. Senior Vice President and Chief Administrative
                                                 Officer of Wells Fargo Funds Management, LLC from 2001
                                                 to 2003.

C. David Messman          Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds   None
49                        2000;                  Management, LLC since 2001. Vice President and Managing
                          Chief Legal Counsel,   Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                          since 2003

Kasey Phillips(4)         Treasurer, since       Senior Vice President of Evergreen Investment Management   None
39                        2009                   Company, LLC since 2006 and currently the Treasurer of
                                                 the Evergreen Funds since 2005. Vice President and
                                                 Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 1999 to 2006.

David Berardi(5)          Assistant Treasurer,   Vice President of Evergreen Investment Management          None
34                        since 2009             Company, LLC since 2008. Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 2004 to 2008.
                                                 Manager of Fund Reporting and Control for Evergreen
                                                 Investment Management Company, LLC since 2004.

              Wells Fargo Advantage VT International Equity Fund 29


Other Information (Unaudited)

                           Position Held and
Name and Age              Length of Service(2)         Principal Occupations During Past Five Years            Other Directorships
------------              --------------------   --------------------------------------------------------   ------------------------
Jeremy DePalma(5)         Assistant Treasurer,   Senior Vice President of Evergreen Investment Management   None
36                        since 2009             Company, LLC since 2008. Vice President, Evergreen
                                                 Investment Services, Inc. from 2004 to 2007. Assistant
                                                 Vice President, Evergreen Investment Services, Inc. from
                                                 2000 to 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since 2005.

Debra Ann Early           Chief Compliance       Chief Compliance Officer of Wells Fargo Funds              None
45                        Officer,               Management, LLC since 2007. Chief Compliance Officer of
                          since 2007             Parnassus Investments from 2005 to 2007. Chief Financial
                                                 Officer of Parnassus Investments from 2004 to 2007 and
                                                 Senior Audit Manager of PricewaterhouseCoopers LLP from
                                                 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              30 Wells Fargo Advantage VT International Equity Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT INTERNATIONAL EQUITY FUND (F/K/A VT INTERNATIONAL CORE FUND)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT International Equity Fund (formerly named the VT International Core Fund) (the "Fund") and (ii) an investment sub-advisory agreement with Evergreen Investment Management Company ("Evergreen") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Evergreen are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "March Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Evergreen and the continuation of the Advisory Agreements. Prior to the March Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Evergreen under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Evergreen, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Evergreen. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the March Meeting, but also the knowledge gained over the course of interacting with Funds Management and Evergreen about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Evergreen.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was lower than the median performance of the Fund's Universe for all of the periods under review and warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board noted actions that had been taken that were designed to address the underperformance of the Fund, and requested continued reports on the Fund's performance.

              Wells Fargo Advantage VT International Equity Fund 31


Other Information (Unaudited)

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was lower than the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Evergreen for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate of the Fund's Expense Group and the Net Advisory Rate for the Fund was lower than the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, and taking into account changes in the Advisory Agreement Rate with respect to the Fund, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Evergreen because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the March Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

              32 Wells Fargo Advantage VT International Equity Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Evergreen to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Evergreen, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND EVERGREEN

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Evergreen, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Evergreen with the Fund and benefits potentially derived from an increase in Funds Management's and Evergreen's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Evergreen).

The Board has reviewed information about the policies of Evergreen in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Evergreen's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Evergreen annually as part of the re-approval process under
Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

MAY 25-26, 2010 MEETING

At meetings held on May 25-26, 2010 (the "May Meeting"), the Board considered and approved a new sub-advisory agreement among Wells Capital Management, Funds Management and Master Trust on behalf of the Fund (the "New Sub-Advisory Agreement"). The Board noted that Evergreen, which is an indirect wholly-owned subsidiary of Wells Fargo & Co., proposed to transition its business to Funds Management and Wells Capital Management (the "Transaction") on or around July 16, 2010 (the "Transaction Date"). In anticipation of the closing of the Transaction, Funds Management proposed that the Board consider approving the New Sub-Advisory Agreement, which did not materially differ from the Fund's sub-advisory agreement with Evergreen.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board noted that on the Transaction Date, Evergreen's investment professionals who are responsible for the day-to-day investment advisory functions with respect to the Fund would become employees of Wells Capital Management. The Board also noted that Funds Management would continue with its oversight responsibilities as the investment adviser to the Fund. The Board considered that it had previously approved the compliance program of Wells Capital Management and had previously considered its compliance record with respect to funds within the Wells Fargo fund complex. The Board considered that the services provided to the Fund prior to the Transaction were anticipated to be the same or not materially different upon the closing of the Transaction. In light of these and other factors, the Board was advised that the New Sub-Advisory Agreement would not constitute an assignment from Evergreen to Wells Capital Management under Section 15(a)(4) under the 1940 Act and therefore, shareholder approval of the Transaction was not required.

              Wells Fargo Advantage VT International Equity Fund 33


Other Information (Unaudited)

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided by Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

Funds Management presented the Board with performance information for the Fund for various time periods ended March 31, 2010. The Board considered these results in comparison to the average performance of a Universe selected by Funds Management that was similar to the Fund, and in comparison to the Fund's benchmark index. The Board noted that the Fund's performance was lower than the performance of the Universe and its benchmark index for certain periods under review, but viewed favorably that the Fund's year-to-date and more recent performance had improved.

The Board noted that there were no proposed changes to the expense structure of the Fund and that the Transaction was not expected to have any effect on the cost of services provided to the Fund.

Based on the above-referenced considerations and other factors, the Board concluded that the expense structure of the Fund supported approval of the New Sub-Advisory Agreement.

INVESTMENT SUB-ADVISORY FEE RATE

The Board noted that the proposed Sub-Advisory Agreement Rate that would be payable by Funds Management to Wells Capital Management for investment sub-advisory services for the Fund was the same as the Sub-Advisory Agreement Rate currently paid to Evergreen. The Board concluded that the Sub-Advisory Agreement Rate was reasonable in relation to the services to be provided.

OTHER FACTORS

The Board did not consider updated profitability information, information about economies of scale with respect to the management of the Fund or information about fee rates offered by Wells Capital Management to other similarly situated series of the Trust. The Board does annually receive and review information about such matters, and noted that it had recently considered such information at the March Meeting.

CONCLUSION

The Board regularly reviews and assesses the quality of the services that Wells Capital Management provides throughout the year. In this regard, the Board reviews reports provided by Funds Management at least quarterly, which include, among other things, performance reports and compliance reports. In addition, the Board meets with senior investment officers of Funds Management and with portfolio managers of Wells Capital Management at various times throughout the year.

After considering the above-described factors and based on its deliberations and evaluation of the information described above, the Board concluded that the approval of the New Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement.

              34 Wells Fargo Advantage VT International Equity Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

(GRAPHIC)
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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo      www.wellsfargo.com/advantagefunds         125316 08-10
Funds Management, LLC.                                         SVTIE/SAR14006-10
All rights reserved.

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

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Semi-Annual Report
June 30, 2010

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND*

* Effective at the close of business on July 16, 2010, the net assets of Wells Fargo Advantage VT Large Company Core Fund and Evergreen VA Fundamental Large Cap Fund were acquired by Wells Fargo Advantage VT Core Equity Fund, which was created to receive the assets of acquired funds, in an exchange for shares of the newly created Wells Fargo Advantage VT Core Equity Fund. Shareholders of Wells Fargo Advantage VT Large Company Core Fund became shareholder of Wells Fargo Advantage VT Core Equity Fund. In the reorganization, Evergreen VA Fundamental Large Cap Fund became the accounting and performance survivor.

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    6
FUND EXPENSES .............................................................    8
PORTFOLIO OF INVESTMENTS ..................................................    9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   12
Statement of Operations ...................................................   13
Statements of Changes in Net Assets .......................................   14
Financial Highlights ......................................................   16
NOTES TO FINANCIAL STATEMENTS .............................................   18
OTHER INFORMATION .........................................................   23
LIST OF ABBREVIATIONS .....................................................   29

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of each of the Wells Fargo Advantage VT Large Company Core Fund and Evergreen VA Fundamental Large Cap Fund approved the reorganization of their respective Fund with the Wells Fargo Advantage VT Core Equity Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Fundamental Large Cap Fund and the Wells Fargo Advantage VT Large Company Core Fund were acquired by the Wells Fargo Advantage VT Core Equity Fund, in exchange for shares of the Wells Fargo Advantage VT Core Equity Fund. Evergreen VA Fundamental Large Cap Fund was the accounting and performance survivor of the reorganization. Shareholders of Wells Fargo Advantage VT Large Company Core Fund and Evergreen VA Fundamental Large Cap Fund became shareholders of Wells Fargo Advantage VT Core Equity Fund. Further information regarding this transaction can be found in the section entitled "other Information" under the heading "Special Meeting of Shareholders."

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

               2 Wells Fargo Advantage VT Large Company Core Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the

               Wells Fargo Advantage VT Large Company Core Fund 3


Letter to Shareholders

trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

               4 Wells Fargo Advantage VT Large Company Core Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

               6 Wells Fargo Advantage VT Large Company Core Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

AS OF JULY 16, 2010, THE FUND MERGED INTO WELLS FARGO ADVANTAGE VT CORE EQUITY FUND.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

April 12, 1994

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF JUNE 30, 2010)

ConocoPhillips                       3.37%
Devon Energy Corporation             3.27%
Western Union Company                3.09%
Tyco International Limited           3.09%
JPMorgan Chase & Company             3.02%
Dell Incorporated                    2.99%
Valero Energy Corporation            2.93%
McGraw-Hill Companies Incorporated   2.88%
Bristol-Myers Squibb Company         2.88%
Bank of America Corporation          2.86%

SECTOR DISTRIBUTION(2)
AS OF JUNE 30, 2010

                                  (PIE CHART)

Materials                 (3%)
Consumer Discretionary   (11%)
Consumer Staples          (6%)
Energy                   (15%)
Financials               (19%)
Health Care              (11%)
Industrials               (6%)
Information Technology   (29%)

----------
(1.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

               Wells Fargo Advantage VT Large Company Core Fund 7


Performance Highlights

                    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                               Expense Ratio
                                                                                             -----------------
                                                   6 Months*     1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                                   ---------     ------   ------   -------   --------   ------
Wells Fargo Advantage VT Large Company Core Fund     (11.93)       9.96   (2.11)    (5.19)     1.89%     1.00%
S&P 500 Index(5)                                      (6.65)      14.43   (0.79)    (1.59)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

               8 Wells Fargo Advantage VT Large Company Core Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending         Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-30-2010    the Period(1)   Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $  880.70         $4.66           1.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01           1.00%

----------
(1.) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

               Wells Fargo Advantage VT Large Company Core Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                                                 VALUE
-----------   -------------                                                              -----------
COMMON STOCKS: 96.10%
AUTO PARTS & EQUIPMENT: 2.02%
      6,600   JOHNSON CONTROLS INCORPORATED<<                                            $   177,342
                                                                                         -----------
BIOPHARMACEUTICALS: 1.85%
      3,200   GENZYME CORPORATION<<+                                                         162,464
                                                                                         -----------
BUSINESS SERVICES: 2.86%
     21,600   MONSTER WORLDWIDE INCORPORATED<<+                                              251,640
                                                                                         -----------
COMMERCIAL SERVICES: 3.53%
     20,800   WESTERN UNION COMPANY                                                          310,128
                                                                                         -----------
COMPUTER TECHNOLOGIES: 3.42%
     24,900   DELL INCORPORATED+                                                             300,294
                                                                                         -----------
COSMETICS, PERSONAL CARE: 0.68%
      1,000   PROCTER & GAMBLE COMPANY                                                        59,980
                                                                                         -----------
DEPOSITORY INSTITUTIONS: 12.82%
     20,028   BANK OF AMERICA CORPORATION                                                    287,802
     10,700   BANK OF NEW YORK MELLON CORPORATION<<                                          264,183
      8,300   JPMORGAN CHASE & COMPANY                                                       303,863
      8,000   STATE STREET CORPORATION                                                       270,560
                                                                                           1,126,408
                                                                                         -----------
E-COMMERCE/SERVICES: 3.21%
     14,400   EBAY INCORPORATED+                                                             282,384
                                                                                         -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 7.12%
     10,000   ANALOG DEVICES INCORPORATED<<                                                  278,600
      5,000   NOVELLUS SYSTEMS INCORPORATED+                                                 126,800
      8,700   TYCO ELECTRONICS LIMITED                                                       220,806
                                                                                             626,206
                                                                                         -----------
FOOD & KINDRED PRODUCTS: 1.08%
      1,900   THE COCA-COLA COMPANY                                                           95,228
                                                                                         -----------
MEDIA: 3.30%
     10,300   MCGRAW-HILL COMPANIES INCORPORATED                                             289,842
                                                                                         -----------
MEDICAL EQUIPMENT & SUPPLIES: 4.56%
      4,750   COVIDIEN LIMITED                                                               190,855
      3,000   MEDTRONIC INCORPORATED<<                                                       108,810
      2,800   ST. JUDE MEDICAL INCORPORATED<<+                                               101,052
                                                                                             400,717
                                                                                         -----------
MEDICAL PRODUCTS: 1.17%
      1,900   ZIMMER HOLDINGS INCORPORATED+                                                  102,695
                                                                                         -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.53%
      8,800   TYCO INTERNATIONAL LIMITED                                                     310,024
                                                                                         -----------
NETWORKING: 3.22%
     13,300   CISCO SYSTEMS INCORPORATED+                                                    283,423
                                                                                         -----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.94%
      6,500   AMERICAN EXPRESS COMPANY                                                       258,050
                                                                                         -----------

               10 Wells Fargo Advantage VT Large Company Core Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                                                 VALUE
-----------   -------------                                                              -----------
OFFICE SUPPLIES: 3.14%
     14,500   STAPLES INCORPORATED                                                       $   276,225
                                                                                         -----------
OIL & GAS EXTRACTION: 4.84%
      5,400   DEVON ENERGY CORPORATION                                                       328,968
      2,500   TIDEWATER INCORPORATED<<                                                        96,800
                                                                                             425,768
                                                                                         -----------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.30%
      4,000   CHEVRON CORPORATION                                                            271,440
      6,900   CONOCOPHILLIPS                                                                 338,721
     16,400   VALERO ENERGY CORPORATION<<                                                    294,872
                                                                                             905,033
                                                                                         -----------
PHARMACEUTICALS: 3.29%
     11,600   BRISTOL-MYERS SQUIBB COMPANY                                                   289,304
                                                                                         -----------
PRIMARY METAL INDUSTRIES: 2.63%
     23,000   ALCOA INCORPORATED                                                             231,380
                                                                                         -----------
RETAIL-DRUG STORES: 2.92%
      9,600   WALGREEN COMPANY                                                               256,320
                                                                                         -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES: 2.93%
     11,100   MORGAN STANLEY                                                                 257,631
                                                                                         -----------
SOFTWARE: 3.01%
     11,500   MICROSOFT CORPORATION                                                          264,615
                                                                                         -----------
TELECOMMUNICATIONS EQUIPMENT: 2.77%
     15,100   CORNING INCORPORATED                                                           243,865
                                                                                         -----------
TRAVEL & RECREATION: 2.96%
      8,600   CARNIVAL CORPORATION                                                           260,064
                                                                                         -----------
TOTAL COMMON STOCKS (COST $11,223,049)                                                     8,447,030
                                                                                         -----------

SHORT-TERM INVESTMENTS: 17.97%

                                                                 INTEREST    MATURITY
 PRINCIPAL                                                         RATE        DATE
-----------                                                      --------   ----------
CORPORATE BONDS & NOTES: 0.35%
$    26,996   GRYPHON FUNDING LIMITED(v)(i)(a)                     0.00%    08/05/2010        10,831
     35,118   VFNC CORPORATION(v)(i)+++/-(a)                       0.35     09/29/2011        19,666
                                                                                              30,497
                                                                                         -----------

   SHARES                                                          YIELD
-----------                                                      --------
INVESTMENT COMPANIES: 17.62%
    298,590   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)       0.28                      298,590
  1,250,340   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
              LLC(v)(l)(u)                                         0.35                    1,250,340
                                                                                           1,548,930
                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,571,857)                                             1,579,427
                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $12,794,906)*                 114.07%                                               10,026,457
OTHER ASSETS AND LIABILITIES, NET   (14.07)                                               (1,236,391)
                                    ------                                               -----------
TOTAL NET ASSETS                    100.00%                                              $ 8,790,066
                                    ------                                               -----------

               Wells Fargo Advantage VT Large Company Core Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT LARGE COMPANY CORE FUND

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(v) Security represents investment of cash collateral received from securities on loan.

(l)  Investment in an affiliate.

(i)  Illiquid security.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

* Cost for federal income tax purposes is $12,842,843 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $   358,524
Gross unrealized depreciation    (3,174,910)
                                -----------
Net unrealized depreciation     $(2,816,386)

The accompanying notes are an integral part of these financial statements.

               12 Wells Fargo Advantage VT Large Company Core Fund


                  Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities, at value (including securities on loan) ......   $  8,477,527
      In affiliated securities, at value .......................................      1,548,930
                                                                                   ------------
   Total investments, at value (see cost below) ................................     10,026,457
   Cash ........................................................................         50,000
   Receivable for dividends ....................................................          8,205
   Receivable for securities lending income ....................................            163
                                                                                   ------------
Total assets ...................................................................     10,084,825
                                                                                   ------------
LIABILITIES
   Payable for Fund shares redeemed ............................................          1,173
   Payable upon receipt of securities loaned ...................................      1,273,788
   Payable to investment advisor and affiliates ................................          2,209
   Accrued expenses and other liabilities ......................................         17,589
                                                                                   ------------
Total liabilities ..............................................................      1,294,759
                                                                                   ------------
TOTAL NET ASSETS ...............................................................   $  8,790,066
                                                                                   ============
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $ 26,774,003
   Undistributed net investment income .........................................        106,094
   Accumulated net realized loss on investments ................................    (15,321,582)
   Net unrealized depreciation of investments ..................................     (2,768,449)
                                                                                   ------------
TOTAL NET ASSETS ...............................................................   $  8,790,066
                                                                                   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ..................................................................   $  8,790,066
   Shares outstanding ..........................................................        777,874
   Net asset value and offering price per share ................................   $      11.30
                                                                                   ------------
Investments, at cost ...........................................................   $ 12,794,906
                                                                                   ------------
Securities on loan, at value ...................................................   $  1,240,551
                                                                                   ------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage VT Large Company Core Fund 13


Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends ...................................................................   $    73,401
   Income from affiliated securities ...........................................           104
   Securities lending, net .....................................................           306
                                                                                   -----------
Total investment income ........................................................        73,811
                                                                                   -----------
EXPENSES
   Advisory fees ...............................................................        27,291
   Administration fees .........................................................         7,939
   Custody fees ................................................................         1,266
   Accounting fees .............................................................         2,580
   Distribution fees ...........................................................        12,405
   Professional fees ...........................................................        15,820
   Shareholder reports .........................................................         5,409
   Trustees' fees ..............................................................         5,158
   Other fees and expenses .....................................................         1,932
                                                                                   -----------
   Total expenses ..............................................................        79,800
                                                                                   -----------
LESS
   Waived fees and/or reimbursed expenses ......................................       (30,179)
   Net expenses ................................................................        49,621
                                                                                   -----------
   Net investment income .......................................................        24,190
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated securities .................................       241,846
Net change in unrealized appreciation (depreciation) of unaffiliated
   securities ..................................................................    (1,445,795)
                                                                                   -----------
Net realized and unrealized gain (loss) on investments .........................    (1,203,949)
                                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $(1,179,759)
                                                                                   -----------

The accompanying notes are an integral part of these financial statements.

               14 Wells Fargo Advantage VT Large Company Core Fund


                                             Statements of Changes in Net Assets

                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                     June 30, 2010        Year Ended
                                                                                      (Unaudited)     December 31, 2009
                                                                                   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $10,596,570         $ 9,752,360
OPERATIONS
   Net investment income .......................................................          24,190              81,907
   Net realized gain on investments ............................................         241,846          (2,353,468)
   Net change in unrealized appreciation (depreciation) of investments .........      (1,445,795)          5,389,133
                                                                                     -----------         -----------
Net increase (decrease) in net assets resulting from operations ................      (1,179,759)          3,117,572
                                                                                     -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .......................................................               0            (193,413)
                                                                                     -----------         -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...................................................         270,586             152,679
   Reinvestment of distributions ...............................................               0             193,413
   Cost of shares redeemed .....................................................        (897,331)         (2,426,041)
                                                                                     -----------         -----------
Net decrease in net assets resulting from capital share transactions ...........        (626,745)         (2,079,949)
                                                                                     -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      (1,806,504)            844,210
                                                                                     ===========         ===========
ENDING NET ASSETS ..............................................................     $ 8,790,066         $10,596,570
                                                                                     ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........................     $   106,094         $    81,904
                                                                                     ===========         ===========
SHARES ISSUED AND REDEEMED
   Shares sold .................................................................          21,752              14,538
   Shares issued in reinvestment of distributions ..............................               0              18,229
   Shares redeemed .............................................................         (69,723)           (228,580)
                                                                                     -----------         -----------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         (47,971)           (195,813)
                                                                                     ===========         ===========

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

               16 Wells Fargo Advantage VT Large Company Core Fund


                                                            Financial Highlights

                                                        Beginning                 Net Realized    Distributions
                                                        Net Asset       Net      and Unrealized      from Net      Distributions
                                                        Value Per   Investment     Gain (Loss)      Investment       from Net
                                                          Share       Income     on Investments       Income      Realized Gains
                                                        ---------   ----------   --------------   -------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) ........     $12.83        0.04         (1.57)            0.00           0.00
January 1, 2009 to December 31, 2009 ................     $ 9.55        0.12          3.37            (0.21)          0.00
January 1, 2008 to December 31, 2008 ................     $15.96        0.21         (6.46)           (0.16)          0.00
January 1, 2007 to December 31, 2007 ................     $15.59        0.14          0.23             0.00           0.00
January 1, 2006 to December 31, 2006 ................     $13.58        0.10          2.01            (0.10)          0.00
January 1, 2005 to December 31, 2005 ................     $13.97        0.08         (0.39)           (0.08)          0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage VT Large Company Core Fund 17


Financial Highlights

                  Ratio to Average Net
                  Assets  (Annualized)
 Ending     --------------------------------
Net Asset       Net                                       Portfolio    Net Assets at
Value Per   Investment     Gross       Net       Total    Turnover     End of Period
  Share       Income     Expenses   Expenses   Return(1)    Rate      (000's omitted)
---------   ----------   --------   --------   --------   ---------   --------------
  $11.30       0.48%       1.61%     1.00%     (11.93)%       8%          $ 8,790
  $12.83       0.84%       1.89%     1.00%      37.01%       18%          $10,597
  $ 9.55       1.25%       1.50%     1.00%     (39.48)%      31%          $ 9,752
  $15.96       0.76%       1.22%     1.00%       2.37%       42%          $20,141
  $15.59       0.64%       1.19%     1.00%      15.57%       19%          $25,349
  $13.58       0.49%       1.13%     1.00%      (2.24)%     112%          $28,460

               18 Wells Fargo Advantage VT Large Company Core Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Large Company Core Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining

               Wells Fargo Advantage VT Large Company Core Fund 19


Notes to Financial Statements (Unaudited)

to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $30,497 representing 0.35% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities.

Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on the Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed the Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

               20 Wells Fargo Advantage VT Large Company Core Fund


                                       Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $15,494,967 with $11,186,858 expiring in 2010, $1,781,980 expiring in 2011,
$79,792 expiring in 2016 and $2,446,337 expiring in 2017.

As of December 31, 2009, the Fund had $20,526 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                            Significant Other   Significant
                                                Observable      Unobservable
                            Quoted Prices         Inputs           Inputs
Investments in Securities     (Level 1)         (Level 2)         (Level 3)       Total
-------------------------   -------------   -----------------   ------------   -----------
Equity securities
   COMMON STOCKS              $8,447,030        $        0         $     0     $ 8,447,030
Corporate bonds and notes              0                 0          30,497          30,497
Investment companies             298,590         1,250,340               0       1,548,930
                              $8,745,620        $1,250,340         $30,497     $10,026,457

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

               Wells Fargo Advantage VT Large Company Core Fund 21


Notes to Financial Statements (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                           Corporate bonds
                                                               and notes
                                                            --------------
BALANCE AS OF DECEMBER 31, 2009                                $30,142
   Realized gains or losses                                          0
   Change in unrealized gains or losses                          4,452
   Net purchases (sales)                                        (4,097)
   Transfers in and/or out of Level 3                                0
BALANCE AS OF JUNE 30, 2010                                    $30,497
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT JUNE 30, 2010          $ 2,172

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.55% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Matrix Asset Advisors Incorporated is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.25% of the average daily net assets of the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $754,448 and $1,541,028, respectively.

               22 Wells Fargo Advantage VT Large Company Core Fund


                                       Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Wells Fargo Advantage VT Core Equity Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage VT Core Equity Fund. Wells Fargo Advantage VT Core Equity Fund is a new Wells Fargo Advantage Fund created to receive the assets of the reorganization.

               Wells Fargo Advantage VT Large Company Core Fund 23


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders of the Fund was held to approve the following proposal. The results of the proposal are indicated below.

Proposal 1 - To approve the proposed reorganization of the Fund into Wells Fargo Advantage VT Core Equity Fund, which will be a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Shares voted "For"       720,019
Shares voted "Against"    23,139
Shares voted "Abstain"    56,566

               24 Wells Fargo Advantage VT Large Company Core Fund


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age             Length of Service(2)  Principal Occupations During Past Five Years                Other Directorships
------------             --------------------  --------------------------------------------                -------------------
Peter G. Gordon          Trustee, since 1998;  Co-Founder, Chairman, President and CEO of Crystal Geyser.  None
67                       Chairman, since 2005  Water Company.
                         (Lead Trustee since
                         2001)

Isaiah Harris, Jr.       Advisory Board        Retired. Prior thereto, President and CEO of BellSouth      CIGNA
57                       Trustee, since 2008   Advertising and Publishing Corp from 2005 to 2007,          Corporation; Deluxe
                                               President and CEO of BellSouth Enterprises from 2004 to     Corporation
                                               2005 and President of BellSouth Consumer Services from
                                               2000 to 2003. Currently a member of the Iowa State
                                               University Foundation Board of Governors and a member of
                                               the Advisory Board of Iowa State University School of
                                               Business.

Dr. Leroy Keith, Jr.(3)  Trustee, since 2010   Chairman, Bloc Global Services (development and             Trustee, Phoenix
71                                             construction), Trustee, Phoenix Fund Complex and Director,  Fund Complex
                                               Diversapack Co. (packaging company). Trustee of the         (consisting of
                                               Evergreen Funds from 1983 to 2010. Former Managing          46 portfolios as
                                               Director, Almanac Capital Management (commodities firm),    of 12/31/09)
                                               former Partner, Stonington Partners, Inc. (private equity
                                               fund), former Director, Obagi Medical Products Co. and
                                               former Director, Lincoln Educational Services.

Judith M. Johnson        Trustee, since 2008   Retired. Prior thereto, Chief Executive Officer and Chief   None
61                                             Investment Officer of Minneapolis Employees Retirement
                                               Fund from 1996 to 2008. Ms. Johnson is a certified public
                                               accountant and a certified managerial accountant.

David F. Larcker         Advisory Board        James Irvin Miller Professor of Accounting at the Graduate  None
59                       Trustee, since 2008   School of Business, Stanford University, Director of
                                               Corporate Governance Research Program and Co-Director of
                                               The Rock Center for Corporate Governance since 2006. From
                                               2005 to 2008, Professor of Accounting at the Graduate
                                               School of Business, Stanford University. Prior thereto,
                                               Ernst & Young Professor of Accounting at The Wharton
                                               School, University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell       Trustee, since 2006   Professor of Insurance and Risk Management, Wharton         None
57                                             School, University of Pennsylvania. Director of the
                                               Boettner Center on Pensions and Retirement Research.
                                               Research associate and board member, Penn Aging Research
                                               Center. Research associate, National Bureau of Economic
                                               Research.

              Wells Fargo Advantage VT Large Company Core Fund 25


Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)  Principal Occupations During Past Five Years                Other Directorships
------------             --------------------  --------------------------------------------                -------------------
Timothy J. Penny         Trustee, since 1996   President and CEO of Southern Minnesota Initiative          None
58                                             Foundation, a non-profit organization, since 2007 and
                                               Senior Fellow at the Humphrey Institute Policy Forum at
                                               the University of Minnesota since 1995. Member of the
                                               Board of Trustees of NorthStar Education Finance, Inc., a
                                               non-profit organization, since 2007.

Michael S. Scofield(3)   Trustee, since 2010   Trustee of the Evergreen Funds from 1984 to 2010. Retired   None
67                                             Attorney, Law Offices of Michael S. Scofield and former
                                               Director and Chairman, Branded Media Corporation
                                               (multi-media branding company).

Donald C. Willeke        Trustee, since 1996   Principal of the law firm of Willeke & Daniels. General     None
70                                             Counsel of the Minneapolis Employees Retirement Fund from
                                               1984 to present.

OFFICERS

                         Position Held and
Name and Age             Length of Service(2)  Principal Occupations During Past Five Years                Other Directorships
------------             --------------------  --------------------------------------------                -------------------
Karla M. Rabusch         President, since      Executive Vice President of Wells Fargo Bank, N.A. and      None
51                       2003                  President of Wells Fargo Funds Management, LLC since 2003.
                                               Senior Vice President and Chief Administrative Officer of
                                               Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since      Senior Vice President and Secretary of Wells Fargo Funds    None
50                       2000; Chief Legal     Management, LLC since 2001. Vice President and Managing
                         Counsel, since 2003   Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)        Treasurer, since      Senior Vice President of Evergreen Investment Management    None
39                       2009                  Company, LLC since 2006 and currently the Treasurer of the
                                               Evergreen Funds since 2005. Vice President and Assistant
                                               Vice President of Evergreen Investment Services, Inc. from
                                               1999 to 2006.

David Berardi(5)         Assistant Treasurer,  Vice President of Evergreen Investment Management Company,  None
35                       since 2009            LLC since 2008. Assistant Vice President of Evergreen
                                               Investment Services, Inc. from 2004 to 2008. Manager of
                                               Fund Reporting and Control for Evergreen Investment
                                               Management Company, LLC since 2004.

Jeremy DePalma(5)        Assistant Treasurer,  Senior Vice President of Evergreen Investment Management    None
36                       since 2009            Company, LLC since 2008. Vice President, Evergreen
                                               Investment Services, Inc. from 2004 to 2007. Assistant
                                               Vice President, Evergreen Investment Services, Inc. from
                                               2000 to 2004 and the head of the Fund Reporting and
                                               Control Team within Fund Administration since 2005.

Debra Ann Early          Chief Compliance      Chief Compliance Officer of Wells Fargo Funds Management,   None
46                       Officer, since 2007   LLC since 2007. Chief Compliance Officer of Parnassus
                                               Investments from 2005 to 2007. Chief Financial Officer of
                                               Parnassus Investments from 2004 to 2007 and Senior Audit
                                               Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              26 Wells Fargo Advantage VT Large Company Core Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT LARGE COMPANY CORE FUND

(THIS DISCLOSURE DOES NOT REFLECT THE FUND MERGER, WHICH OCCURRED AFTER JUNE 30, 2010.)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Large Company Core Fund (the "Fund") and (ii) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Matrix are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Matrix and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Matrix under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Matrix, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Matrix. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Matrix about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Matrix.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than or not appreciably lower than the median performance of its Universe.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent,

              Wells Fargo Advantage VT Large Company Core Fund 27


Other Information (Unaudited)

custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was lower than the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Matrix for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was higher than the median rate of the Fund's Expense Group. The Board also noted that the Net Advisory Rate for the Fund was lower than the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Matrix, which is not affiliated with Funds Management. The Board considered that the sub-advisory fee paid to Matrix had been negotiated by Funds Management on an arm's-length basis and that its profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

              28 Wells Fargo Advantage VT Large Company Core Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Matrix to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Matrix, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND MATRIX

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Matrix as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Matrix with the Fund and benefits potentially derived from an increase in Funds Management's and Matrix's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Matrix and its affiliates).

The Board has reviewed information about the policies of Matrix in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Matrix's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Matrix annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

              Wells Fargo Advantage VT Large Company Core Fund 29


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE          (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.  www.wellsfargo.com/advantagefunds  125317 08-10
                                                                                                     SVTLCC/SAR141 06-10

(WELLS FARGO ADVANTAGE FUNDS LOGO)

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(GRAPHIC)              Semi-Annual Report
                       June 30, 2010

                       WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND*

* Effective at the close of business on July 16, 2010, the net assets of Wells Fargo Advantage VT Large Company Growth Fund and Evergreen VA Omega Fund were acquired by Wells Fargo Advantage VT Omega Growth Fund, which was created to receive the assets of acquired funds, in an exchange for shares of the newly created Wells Fargo Advantage VT Omega Growth Fund. Shareholders of Wells Fargo Advantage VT Large Company Growth Fund became shareholder of Wells Fargo Advantage VT Omega Growth Fund. In the reorganization, Evergreen VA Omega Fund became the accounting and performance survivor.

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     6
FUND EXPENSES ............................................................     8
PORTFOLIO OF INVESTMENTS .................................................     9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    11
Statement of Operations ..................................................    12
Statements of Changes in Net Assets ......................................    13
Financial Highlights .....................................................    14
NOTES TO FINANCIAL STATEMENTS ............................................    16
OTHER INFORMATION ........................................................    21
LIST OF ABBREVIATIONS ....................................................    27

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of each of the Wells Fargo Advantage VT Large Company Growth Fund and Evergreen VA Omega Fund approved the reorganization of their respective Fund with the Wells Fargo Advantage VT Omega Growth Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Omega Fund and the Wells Fargo Advantage VT Large Company Growth Fund were acquired by the Wells Fargo Advantage VT Omega Growth Fund, in exchange for shares of the Wells Fargo Advantage VT Omega Growth Fund. Evergreen VA Omega Fund was the accounting and performance survivor of the reorganization. Shareholders of Wells Fargo Advantage VT Large Company Growth Fund and Evergreen VA Omega Fund became shareholders of Wells Fargo Advantage VT Omega Growth Fund. Further information regarding this transaction can be found in the section entitled "Other Information" under the heading "Special Meeting of Shareholders."

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

              2 Wells Fargo Advantage VT Large Company Growth Fund


                                                          Letter to Shareholders

(PHOTO OF Karla M. Rabusch)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the

              Wells Fargo Advantage VT Large Company Growth Fund 3


Letter to Shareholders

trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

              4 Wells Fargo Advantage VT Large Company Growth Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              6 Wells Fargo Advantage VT Large Company Growth Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

AS OF JULY 16, 2010, THE FUND MERGED INTO WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

September 20, 1999

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF JUNE 30, 2010)

Apple Incorporated                 7.20%
Goldman Sachs Group Incorporated   5.93%
Cisco Systems Incorporated         4.98%
Google Incorporated Class A        4.62%
Microsoft Corporation              4.16%
Target Corporation                 4.05%
Amazon.com Incorporated            3.83%
Charles Schwab Corporation         3.69%
Intel Corporation                  3.41%
QUALCOMM Incorporated              3.33%

SECTOR DISTRIBUTION(2)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

Consumer Discretionary   (13%)
Consumer Staples          (3%)
Energy                    (2%)
Financials               (19%)
Health Care               (7%)
Industrials               (9%)
Information Technology   (47%)

(1.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

              Wells Fargo Advantage VT Large Company Growth Fund 7


Performance Highlights

                  WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                                 Expense Ratio
                                                                                               -----------------
                                                       6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                                       ---------   ------   ------   -------   --------   ------
Wells Fargo Advantage VT Large Company Growth Fund      (11.71)      9.05   (1.36)   (4.85)      1.20%     1.00%
Russell 1000 Growth Index(5)                             (7.65)     13.62    0.38    (5.14)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

(3.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 1000 Growth Index measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

              8 Wells Fargo Advantage VT Large Company Growth Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending         Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-30-2010    the Period(1)   Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $  882.90         $4.67           1.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01           1.00%

(1.) Expenses are equal to the Fund's annualized expense ration multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

              Wells Fargo Advantage VT Large Company Growth Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT LARGE COMPANY GROWTH FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
COMMON STOCK: 99.03%
BIOPHARMACEUTICALS: 2.37%
      22,100   GENZYME CORPORATION+<<                                                                               $     1,122,017
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.99%
       8,900   AMGEN INCORPORATED+                                                                                          468,140
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.32%
      26,100   FASTENAL COMPANY<<                                                                                         1,309,959
      59,300   LOWE'S COMPANIES INCORPORATED                                                                              1,210,906
                                                                                                                          2,520,865
                                                                                                                    ---------------
BUSINESS SERVICES: 2.87%
      16,500   AUTOMATIC DATA PROCESSING INCORPORATED                                                                       664,290
      10,400   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                      696,696
                                                                                                                          1,360,986
                                                                                                                    ---------------
COMMERCIAL SERVICES: 3.23%
      58,950   PAYCHEX INCORPORATED                                                                                       1,530,932
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 8.50%
      16,000   APPLE INCORPORATED+                                                                                        4,024,480
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 11.12%
      19,600   AMAZON.COM INCORPORATED+<<                                                                                 2,141,496
      27,900   EBAY INCORPORATED+                                                                                           547,119
       5,800   GOOGLE INCORPORATED CLASS A+                                                                               2,580,710
                                                                                                                          5,269,325
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.81%
      30,900   LINEAR TECHNOLOGY CORPORATION<<                                                                              859,329
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 8.96%
      14,200   KOHL'S CORPORATION+<<                                                                                        674,500
      46,000   TARGET CORPORATION                                                                                         2,261,820
      27,200   WAL-MART STORES INCORPORATED                                                                               1,307,504
                                                                                                                          4,243,824
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.25%
      42,475   MEDTRONIC INCORPORATED                                                                                     1,540,568
                                                                                                                    ---------------
NETWORKING: 5.88%
     130,600   CISCO SYSTEMS INCORPORATED+                                                                                2,783,086
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.26%
      15,100   VISA INCORPORATED CLASS A<<                                                                                1,068,325
                                                                                                                    ---------------
OIL & GAS-EQUIPMENT & SERVICES: 1.99%
      17,000   SCHLUMBERGER LIMITED<<                                                                                       940,780
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 18.93%
     145,250   CHARLES SCHWAB CORPORATION                                                                                 2,059,645
       3,100   CME GROUP INCORPORATED                                                                                       872,805
      16,500   FRANKLIN RESOURCES INCORPORATED                                                                            1,422,135
      25,225   GOLDMAN SACHS GROUP INCORPORATED                                                                           3,311,286
      29,300   T. ROWE PRICE GROUP INCORPORATED<<                                                                         1,300,627
                                                                                                                          8,966,498
                                                                                                                    ---------------
SEMICONDUCTORS: 6.88%
      74,100   EMC CORPORATION+                                                                                           1,356,030
      97,900   INTEL CORPORATION                                                                                          1,904,155
                                                                                                                          3,260,185
                                                                                                                    ---------------

              10 Wells Fargo Advantage VT Large Company Growth Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT LARGE COMPANY GROWTH FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
SOFTWARE: 4.91%
     100,970   MICROSOFT CORPORATION                                                                                $     2,323,320
                                                                                                                    ---------------
TELECOMMUNICATIONS: 3.93%
      56,650   QUALCOMM INCORPORATED                                                                                      1,860,386
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 5.83%
      26,800   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                       1,491,688
      36,800   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                        1,269,968
                                                                                                                          2,761,656
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $45,696,914)                                                                                   46,904,702
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 18.54%

                                                                                            INTEREST    MATURITY
  PRINCIPAL                                                                                   RATE        DATE
------------                                                                                --------   ----------
CORPORATE BONDS & NOTES: 0.54%
$    226,977   GRYPHON FUNDING LIMITED(v)(a)(i)                                               0.00%    08/05/2010            91,063
     295,272   VFNC CORPORATION(v)+++/-(a)(i)                                                 0.35     09/29/2011           165,352
                                                                                                                            256,415
                                                                                                                    ---------------

    SHARES                                                                                    YIELD
------------                                                                                --------
INVESTMENT COMPANIES: 18.00%
     403,261   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                 0.28                          403,261
   8,121,005   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(l)(v)(u)                  0.35                        8,121,005
                                                                                                                          8,524,266
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,717,049)                                                                            8,780,681
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $54,413,963)*                                                      117.57%                                         55,685,383
OTHER ASSETS AND LIABILITIES, NET                                        (17.57)                                         (8,320,370)
                                                                         ------                                     ---------------
TOTAL NET ASSETS                                                         100.00%                                    $    47,365,013
                                                                         ------                                     ---------------

(l)  Investment in an affiliate.

+    Non-income earning securities.

(v) Security represents investment of cash collateral received from securities on loan.

<<   All or a portion of this security is on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $55,849,677 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation   $ 5,190,944
     Gross unrealized depreciation    (5,355,238)
                                     -----------
     Net unrealized depreciation     $  (164,294)

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage VT Large Company Growth Fund 11


Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities, at value (including securities on loan) ..........   $ 47,161,117
      In affiliated securities, at value ...........................................      8,524,266
                                                                                       ------------
   Total investments, at value (see cost below) ....................................     55,685,383
   Cash ............................................................................         50,000
   Receivable for Fund shares issued ...............................................         10,102
   Receivable for dividends ........................................................         19,697
   Receivable for securities lending income ........................................            898
                                                                                       ------------
Total assets .......................................................................     55,766,080
                                                                                       ------------
LIABILITIES
   Payable for Fund shares redeemed ................................................         19,480
   Payable upon return of securities loaned ........................................      8,318,160
   Payable to investment advisor and affiliates ....................................         33,365
   Accrued expenses and other liabilities ..........................................         30,062
                                                                                       ------------
Total liabilities ..................................................................      8,401,067
                                                                                       ------------
TOTAL NET ASSETS ...................................................................   $ 47,365,013
                                                                                       ============
NET ASSETS CONSIST OF
   Paid-in capital .................................................................   $ 75,400,955
   Undistributed net investment income .............................................        381,460
   Accumulated net realized loss on investments ....................................    (29,688,822)
   Net unrealized appreciation of investments ......................................      1,271,420
                                                                                       ------------
TOTAL NET ASSETS ...................................................................   $ 47,365,013
                                                                                       ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ......................................................................   $ 47,365,013
   Shares outstanding ..............................................................      5,982,478
   Net asset value and offering price per share ....................................   $       7.92
                                                                                       ------------
Investments, at cost ...............................................................   $ 54,413,963
                                                                                       ------------
Securities on loan, at value .......................................................   $  8,138,437
                                                                                       ------------

(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

              12 Wells Fargo Advantage VT Large Company Growth Fund


     Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends .......................................................................   $   371,520
   Income from affiliated securities ...............................................           341
   Securities lending, net .........................................................         2,141
                                                                                       -----------
Total investment income ............................................................       374,002
                                                                                       -----------
EXPENSES
   Advisory fees ...................................................................       170,296
   Administration fees .............................................................        49,541
   Custody fees ....................................................................         1,881
   Accounting fees .................................................................         2,973
   Distribution fees ...............................................................        77,407
   Professional fees ...............................................................        16,029
   Shareholder reports .............................................................        21,946
   Trustees' fees ..................................................................         5,158
   Other fees and expenses .........................................................         1,078
                                                                                       -----------
Total expenses .....................................................................       346,309
                                                                                       -----------
LESS
   Waived fees and/or reimbursed expenses ..........................................       (36,679)
   Net expenses ....................................................................       309,630
                                                                                       -----------
Net investment income ..............................................................        64,372
                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated securities .....................................     1,146,927
Net change in unrealized depreciation of unaffiliated securities ...................    (7,608,865)
                                                                                       -----------
Net realized and unrealized gain (loss) on investments .............................    (6,461,938)
                                                                                       -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................   $(6,397,566)
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage VT Large Company Growth Fund 13


                                             Statements of Changes in Net Assets

                                                                                          For the
                                                                                     Six Months Ended        For the
                                                                                       June 30, 2010        Year Ended
                                                                                        (Unaudited)     December 31, 2009
                                                                                     ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................................     $ 69,506,206       $ 49,016,708
OPERATIONS
   Net investment income .........................................................           64,372            317,120
   Net realized gain (loss) on investments .......................................        1,146,927         (2,004,907)
   Net change in unrealized appreciation (depreciation) of investments ...........       (7,608,865)        23,233,325
                                                                                       ------------       ------------
Net increase (decrease) in net assets resulting from operations ..................       (6,397,566)        21,545,538
                                                                                       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .........................................................                0           (241,123)
                                                                                       ------------       ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .....................................................          594,651         15,226,881
   Reinvestment of distributions .................................................                0            241,123
   Cost of shares redeemed .......................................................      (16,338,278)       (16,282,921)
                                                                                       ------------       ------------
Net decrease in net assets resulting from capital share transactions .............      (15,743,627)          (814,917)
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................      (22,141,193)        20,489,498
                                                                                       ============       ============
ENDING NET ASSETS ................................................................     $ 47,365,013       $ 69,506,206
                                                                                       ============       ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ............................     $    381,460       $    317,088
                                                                                       ============       ============
SHARES ISSUED AND REDEEMED
   Shares sold ...................................................................           67,761          2,148,977
   Shares issued in reinvestment of distributions ................................                0             32,322
   Shares redeemed ...............................................................       (1,834,313)        (2,240,936)
                                                                                       ------------       ------------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       (1,766,552)           (59,637)
                                                                                       ============       ============

The accompanying notes are an integral part of these financial statements.

              14 Wells Fargo Advantage VT Large Company Growth Fund


                                                            Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net      Distributions
                                                     Value Per     Investment      Gain (Loss)      Investment        from Net
                                                       Share     Income (Loss)   on Investments       Income      Realized Gains
                                                     ---------   -------------   --------------   -------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) .....     $ 8.97         0.02           (1.07)            0.00            0.00
January 1, 2009 to December 31, 2009 .............     $ 6.28         0.04            2.68            (0.03)           0.00
January 1, 2008 to December 31, 2008 .............     $10.32         0.03           (4.05)           (0.02)           0.00
January 1, 2007 to December 31, 2007 .............     $ 9.59         0.02            0.71             0.00            0.00
January 1, 2006 to December 31, 2006 .............     $ 9.37        (0.02)           0.24             0.00            0.00
January 1, 2005 to December 31, 2005 .............     $ 8.88        (0.02)           0.53            (0.02)           0.00

(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage VT Large Company Growth Fund 15


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 7.92         0.20%         1.12%      1.00%     (11.71)%       4%         $ 47,365
  $ 8.97         0.55%         1.20%      1.00%      43.38%       27%         $ 69,506
  $ 6.28         0.32%         1.15%      1.00%     (38.99)%       7%         $ 49,017
  $10.32         0.19%         1.05%      1.00%       7.61%       10%         $ 99,065
  $ 9.59        (0.16)%        1.04%      1.00%       2.35%       12%         $108,621
  $ 9.37        (0.21)%        1.05%      1.00%       5.70%       11%         $116,003

              16 Wells Fargo Advantage VT Large Company Growth Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Large Company Growth Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average

              Wells Fargo Advantage VT Large Company Growth Fund 17


Notes to Financial Statements (Unaudited)

daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $256,415 representing 0.54% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on the Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed the Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

              18 Wells Fargo Advantage VT Large Company Growth Fund


                                       Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $28,816,971 with $14,881,364 expiring in 2010, $2,858,910 expiring in 2011,
$1,003,450 expiring in 2012, $2,022,267 expiring in 2013, $1,615,063 expiring in
2014, $4,132,177 expiring in 2016 and $2,303,740 expiring in 2017.

As of December 31, 2009, the Fund had $583,064 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                               Significant Other    Significant
                                                   Observable      Unobservable
                               Quoted Prices         Inputs           Inputs
Investments in Securities        (Level 1)          (Level 2)        (Level 3)        Total
----------------------------   -------------   -----------------   ------------   -----------
Equity securities
   COMMON STOCKS                $46,904,702       $        0         $      0     $46,904,702
Corporate bonds and notes                 0                0          256,415         256,415
Investment companies                403,261        8,121,005                0       8,524,266
                                -----------       ----------         --------     -----------
                                $47,307,963       $8,121,005         $256,415     $55,685,383
                                -----------       ----------         --------     -----------

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

              Wells Fargo Advantage VT Large Company Growth Fund 19


Notes to Financial Statements (Unaudited)



The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                   Corporate Bonds
                                                      and notes
                                                   ---------------
BALANCE AS OF DECEMBER 31, 2009                        $253,432
   Realized gains or losses                                   0
   Change in unrealized gains or losses                  37,433
   Net purchases (sales)                                (34,450)
   Transfers in and/or out of Level 3                         0
                                                       --------
BALANCE AS OF JUNE 30, 2010                            $256,415
                                                       --------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN
   EARNINGS RELATING TO SECURITIES STILL HELD AT
   JUNE 30, 2010                                       $ 18,259

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.55% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser of the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.25% of the average daily net assets of the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $2,173,286 and $17,402,318, respectively.

              20 Wells Fargo Advantage VT Large Company Growth Fund


                                       Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Wells Fargo Advantage VT Omega Growth Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage VT Omega Growth Fund. Wells Fargo Advantage VT Omega Growth Fund is a new Wells Fargo Advantage Fund created to receive the assets of the reorganization.

              Wells Fargo Advantage VT Large Company Growth Fund 21


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 18, 2010, a Special Meeting of Shareholders of the Fund was held to approve the following proposal. The results of the proposal are indicated below.

Proposal 1 - To approve the proposed reorganization of the Fund into Wells Fargo Advantage VT Omega Growth Fund, which will be a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Shares voted "For"       4,933,099
Shares voted "Against"     146,983
Shares voted "Abstain"     305,446

              22 Wells Fargo Advantage VT Large Company Growth Fund


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Peter G. Gordon          Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser.      None
67                       Chairman, since 2005    Water Company.
                         (Lead Trustee since
                         2001)

Isaiah Harris, Jr.       Advisory Board          Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
57                       Trustee, since 2008     Advertising and Publishing Corp from 2005 to 2007, President    Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

Dr. Leroy Keith, Jr.(3)  Trustee, since          Chairman, Bloc Global Services (development and construction),  Trustee, Phoenix
71                       2010                    Trustee, Phoenix Fund Complex and Director, Diversapack Co.     Fund Complex
                                                 (packaging company). Trustee of the Evergreen Funds from        (consisting of 46
                                                 1983 to 2010. Former Managing Director, Almanac Capital         portfolios as of
                                                 Management (commodities firm), former Partner, Stonington       12/31/09)
                                                 Partners, Inc. (private equity fund), former Director, Obagi
                                                 Medical Products Co. and former Director, Lincoln Educational
                                                 Services.

Judith M. Johnson        Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief       None
61                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker         Advisory Board          James Irvin Miller Professor of Accounting at the Graduate      None
59                       Trustee, since 2008     School of Business, Stanford University, Director of Corporate
                                                 Governance Research Program and Co-Director of The Rock Center
                                                 for Corporate Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of Business,
                                                 Stanford University. Prior thereto, Ernst & Young Professor of
                                                 Accounting at The Wharton School, University of Pennsylvania
                                                 from 1985 to 2005.

Olivia S. Mitchell       Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,     None
57                                               University of Pennsylvania. Director of the Boettner Center on
                                                 Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

              Wells Fargo Advantage VT Large Company Growth Fund 23


Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Timothy J. Penny         Trustee, since 1996     President and CEO of Southern Minnesota Initiative Foundation,  None
58                                               a non-profit organization, since 2007 and Senior Fellow at the
                                                 Humphrey Institute Policy Forum at the University of Minnesota
                                                 since 1995. Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit organization, since 2007.

Michael S. Scofield(3)   Trustee, since          Trustee of the Evergreen Funds from 1984 to 2010. Retired       None
67                       2010                    Attorney, Law Offices of Michael S. Scofield and former
                                                 Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke        Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General         None
70                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Karla M. Rabusch         President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and          None
51                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds        None
50                       Chief Legal Counsel,    Management, LLC since 2001. Vice President and Managing
                         since 2003              Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)        Treasurer, since 2009   Senior Vice President of Evergreen Investment Management        None
39                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(5)         Assistant Treasurer,    Vice President of Evergreen Investment Management Company, LLC  None
35                       since 2009              since 2008. Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC
                                                 since 2004.

Jeremy DePalma(5)        Assistant Treasurer,    Senior Vice President of Evergreen Investment Management        None
36                       since 2009              Company, LLC since 2008. Vice President, Evergreen Investment
                                                 Services, Inc. from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early          Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
46                       Officer, since 2007     since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              24 Wells Fargo Advantage VT Large Company Growth Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT LARGE COMPANY GROWTH FUND

(THIS DISCLOSURE DOES NOT REFLECT THE FUND MERGER, WHICH OCCURRED AFTER JUNE 30, 2010.)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Large Company Growth Fund (the "Fund") and (ii) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Peregrine are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Peregrine and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Peregrine under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Peregrine, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Peregrine. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Peregrine about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Peregrine.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than or not appreciably lower than the median performance of its Universe.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any),

              Wells Fargo Advantage VT Large Company Growth Fund 25


Other Information (Unaudited)

transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Peregrine for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate of the Fund's Expense Group. The Board also noted that the Net Advisory Rate for the Fund was lower than the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Peregrine because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

             26 Wells Fargo Advantage VT Large Company Growth Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Peregrine to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Peregrine, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND PEREGRINE

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Peregrine, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Peregrine with the Fund and benefits potentially derived from an increase in Funds Management's and Peregrine's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Peregrine).

The Board has reviewed information about the policies of Peregrine in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Peregrine's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Peregrine annually as part of the re-approval process under
Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

              Wells Fargo Advantage VT Large Company Growth Fund 27


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG      -- Association of Bay Area Governments
ADR       -- American Depositary Receipt
AMBAC     -- American Municipal Bond Assurance Corporation
AMT       -- Alternative Minimum Tax
ARM       -- Adjustable Rate Mortgages
BART      -- Bay Area Rapid Transit
CDA       -- Community Development Authority
CDO       -- Collateralized Debt Obligation
CDSC      -- Contingent Deferred Sales Charge
CGIC      -- Capital Guaranty Insurance Company
CGY       -- Capital Guaranty Corporation
CIFG      -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP       -- Certificate of Participation
CP        -- Commercial Paper
CTF       -- Common Trust Fund
DW&P      -- Department of Water & Power
DWR       -- Department of Water Resources
ECFA      -- Educational & Cultural Facilities Authority
EDFA      -- Economic Development Finance Authority
ETET      -- Eagle Tax-Exempt Trust
ETF       -- Exchange-Traded Fund
FFCB      -- Federal Farm Credit Bank
FGIC      -- Financial Guaranty Insurance Corporation
FHA       -- Federal Housing Authority
FHAG      -- Federal Housing Agency
FHLB      -- Federal Home Loan Bank
FHLMC     -- Federal Home Loan Mortgage Corporation
FNMA      -- Federal National Mortgage Association
FSA       -- Farm Service Agency
GDR       -- Global Depositary Receipt
GNMA      -- Government National Mortgage Association
GO        -- General Obligation
HCFR      -- Healthcare Facilities Revenue
HEFA      -- Health & Educational Facilities Authority
HEFAR     -- Higher Education Facilities Authority Revenue
HFA       -- Housing Finance Authority
HFFA      -- Health Facilities Financing Authority
HUD       -- Housing & Urban Development
IDA       -- Industrial Development Authority
IDAG      -- Industrial Development Agency
IDR       -- Industrial Development Revenue
LIBOR     -- London Interbank Offered Rate
LLC       -- Limited Liability Company
LOC       -- Letter of Credit
LP        -- Limited Partnership
MBIA      -- Municipal Bond Insurance Association
MFHR      -- Multi-Family Housing Revenue
MFMR      -- Multi-Family Mortgage Revenue
MMD       -- Municipal Market Data
MTN       -- Medium Term Note
MUD       -- Municipal Utility District
NATL-RE   -- National Public Finance Guarantee Corporation
PCFA      -- Pollution Control Finance Authority
PCR       -- Pollution Control Revenue
PFA       -- Public Finance Authority
PFFA      -- Public Facilities Financing Authority
plc       -- Public Limited Company
PSFG      -- Public School Fund Guaranty
R&D       -- Research & Development
RDA       -- Redevelopment Authority
RDFA      -- Redevelopment Finance Authority
REITS     -- Real Estate Investment Trusts
SFHR      -- Single Family Housing Revenue
SFMR      -- Single Family Mortgage Revenue
SLMA      -- Student Loan Marketing Association
SPDR      -- Standard & Poor's Depositary Receipts
STIT      -- Short-Term Investment Trust
TBA       -- To Be Announced
TRAN      -- Tax Revenue Anticipation Notes
USD       -- Unified School District
XLCA      -- XL Capital Assurance

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

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds        www.wellsfargo.com/advantagefunds 125318 08-10
Management, LLC. All rights
reserved.
                                                             SVTLCG/SAR142 06-10

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(GRAPHIC)              Semi-Annual Report
                       June 30, 2010

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM)

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     6
FUND EXPENSES ............................................................     8
PORTFOLIO OF INVESTMENTS .................................................     9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    13
Statement of Operations ..................................................    14
Statements of Changes in Net Assets ......................................    15
Financial Highlights .....................................................    16
NOTES TO FINANCIAL STATEMENTS ............................................    18
OTHER INFORMATION ........................................................    23
LIST OF ABBREVIATIONS ....................................................    28

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage VT Opportunity Fund


                                                          Letter to Shareholders

[PHOTO OF Karla M. Rabusch]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

                   Wells Fargo Advantage VT Opportunity Fund 3


Letter to Shareholders

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

                  4 Wells Fargo Advantage VT Opportunity Fund


                                                          Letter to Shareholders

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  6 Wells Fargo Advantage VT Opportunity Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM)

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Ann M. Miletti

FUND INCEPTION

May 8, 1992

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF JUNE 30, 2010)

Praxair Incorporated                                  1.28%
Global Payments Incorporated                          1.22%
Comcast Corporation Class A                           1.20%
Church & Dwight Company Incorporated                  1.17%
Crown Holdings Incorporated                           1.16%
Kroger Company                                        1.14%
Fidelity National Information Services Incorporated   1.14%
American Tower Corporation Class A                    1.12%
Pall Corporation                                      1.12%
Kohl's Corporation                                    1.11%

SECTOR DISTRIBUTION(2)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

Telecommunication Services    (2%)
Materials                     (6%)
Consumer Discretionary       (21%)
Information Technology       (22%)
Consumer Staples              (4%)
Energy                        (8%)
Financials                   (14%)
Industrials                  (13%)
Health Care                  (10%)

(1.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                  Wells Fargo Advantage VT Opportunity Fund 7


Performance Highlights

           WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                                Expense Ratio
                                                                                               -----------------
                                                       6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                                       ---------   ------   ------   -------   --------   ------
Wells Fargo Advantage VT Opportunity Fund(SM)           (3.06)      20.25    1.94     2.62       1.34%     1.09%
Russell Midcap(R) Index(5)                              (2.06)      25.13    1.22     4.24

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

(3.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 index. You cannot invest directly in an index.

                  8 Wells Fargo Advantage VT Opportunity Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending         Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-30-2010    the Period(1)   Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $  969.40         $5.22           1.07%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.49         $5.36           1.07%

(1.) Expenses are equal to the Fund's annualized expense ration multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                   Wells Fargo Advantage VT Opportunity Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.09%
AUTO PARTS & EQUIPMENT: 1.33%
      70,820   JOHNSON CONTROLS INCORPORATED<<                                                                      $     1,902,933
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 1.11%
      27,914   CEPHALON INCORPORATED<<+                                                                                   1,584,120
                                                                                                                    ---------------
BUSINESS SERVICES: 7.79%
      71,600   AUTODESK INCORPORATED+                                                                                     1,744,176
      75,500   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                        2,024,910
      59,608   GLOBAL PAYMENTS INCORPORATED                                                                               2,178,076
      39,879   MANPOWER INCORPORATED                                                                                      1,721,975
     138,800   NCR CORPORATION<<+                                                                                         1,682,256
      51,630   OMNICOM GROUP INCORPORATED                                                                                 1,770,909
                                                                                                                         11,122,302
                                                                                                                    ---------------
CASINO & GAMING: 1.21%
     110,130   INTERNATIONAL GAME TECHNOLOGY                                                                              1,729,041
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 1.60%
      29,970   PRAXAIR INCORPORATED<<                                                                                     2,277,420
                                                                                                                    ---------------
COAL MINING: 0.56%
      20,570   PEABODY ENERGY CORPORATION                                                                                   804,904
                                                                                                                    ---------------
COMMERCIAL SERVICES: 1.26%
     120,200   WESTERN UNION COMPANY                                                                                      1,792,182
                                                                                                                    ---------------
COMMUNICATIONS: 7.37%
      72,010   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                                     1,728,960
     130,600   COMCAST CORPORATION CLASS A                                                                                2,145,758
      19,600   EQUINIX INCORPORATED<<+                                                                                    1,591,912
      64,564   LIBERTY GLOBAL INCORPORATED SERIES A<<+                                                                    1,678,018
     163,600   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                            1,717,800
      41,296   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                  1,665,881
                                                                                                                         10,528,329
                                                                                                                    ---------------
COMPUTER SOFTWARE & SERVICES: 1.05%
      36,820   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                        1,493,787
                                                                                                                    ---------------
DATA SERVICES: 1.22%
      46,800   NETAPP INCORPORATED+                                                                                       1,746,108
                                                                                                                    ---------------
DEPARTMENT STORES: 1.23%
      54,355   NORDSTROM INCORPORATED<<                                                                                   1,749,687
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 4.65%
      74,737   BANK OF NEW YORK MELLON CORPORATION                                                                        1,845,257
      62,200   BRANCH BANKING AND TRUST CORPORATION                                                                       1,636,482
      27,480   CITY NATIONAL CORPORATION                                                                                  1,407,800
     129,570   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                                   1,749,195
                                                                                                                          6,638,734
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.37%
      50,323   DARDEN RESTAURANTS INCORPORATED<<                                                                          1,955,049
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 1.77%
      42,995   APOLLO GROUP INCORPORATED CLASS A+                                                                         1,825,998
      13,300   DEVRY INCORPORATED<<                                                                                         698,117
                                                                                                                          2,524,115
                                                                                                                    ---------------

                  10 Wells Fargo Advantage VT Opportunity Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.36%
      65,240   REPUBLIC SERVICES INCORPORATED                                                                       $     1,939,585
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.61%
      78,550   ALTERA CORPORATION<<                                                                                       1,948,826
      41,400   AMETEK INCORPORATED                                                                                        1,662,210
      38,560   AMPHENOL CORPORATION CLASS A                                                                               1,514,637
     420,230   ARM HOLDINGS PLC                                                                                           1,739,284
     135,300   MICROSEMI CORPORATION+                                                                                     1,979,439
     278,240   ON SEMICONDUCTOR CORPORATION+                                                                              1,775,171
      51,000   POLYCOM INCORPORATED+                                                                                      1,519,290
      29,650   ROCKWELL COLLINS INCORPORATED<<                                                                            1,575,305
                                                                                                                         13,714,162
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.49%
      52,723   HEWITT ASSOCIATES INCORPORATED CLASS A+                                                                    1,816,835
      47,700   JACOBS ENGINEERING GROUP INCORPORATED+                                                                     1,738,188
                                                                                                                          3,555,023
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.72%
      82,380   CROWN HOLDINGS INCORPORATED+                                                                               2,062,795
      44,210   ILLINOIS TOOL WORKS INCORPORATED                                                                           1,824,989
                                                                                                                          3,887,784
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.34%
      53,700   GENERAL MILLS INCORPORATED                                                                                 1,907,424
                                                                                                                    ---------------
FOOD STORES: 1.42%
     102,930   KROGER COMPANY                                                                                             2,026,692
                                                                                                                    ---------------
FURNITURE & FIXTURES: 1.08%
     143,030   MASCO CORPORATION<<                                                                                        1,539,003
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 2.71%
      41,700   KOHL'S CORPORATION<<+                                                                                      1,980,750
      38,400   TARGET CORPORATION<<                                                                                       1,888,128
                                                                                                                          3,868,878
                                                                                                                    ---------------
HEALTH SERVICES: 1.11%
     204,738   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                        1,590,814
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS, WARE: 1.46%
      33,260   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                                     2,085,735
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.65%
      42,670   DOVER CORPORATION                                                                                          1,783,179
      58,190   PALL CORPORATION                                                                                           1,999,990
                                                                                                                          3,783,169
                                                                                                                    ---------------
INSURANCE CARRIERS: 5.35%
      38,330   ACE LIMITED                                                                                                1,973,228
      40,600   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                  1,855,826
      34,176   RENAISSANCERE HOLDINGS LIMITED<<                                                                           1,923,084
     100,899   THE PROGRESSIVE CORPORATION<<                                                                              1,888,829
                                                                                                                          7,640,967
                                                                                                                    ---------------

                  Wells Fargo Advantage VT Opportunity Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.80%
      22,770   C.R. BARD INCORPORATED<<                                                                             $     1,765,358
      24,720   RESMED INCORPORATED<<+                                                                                     1,503,223
      29,100   ROCKWELL AUTOMATION INCORPORATED                                                                           1,428,519
      33,690   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                     1,652,495
      29,770   WATERS CORPORATION<<+                                                                                      1,926,119
                                                                                                                          8,275,714
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.36%
      48,170   COVIDIEN LIMITED                                                                                           1,935,471
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.15%
      30,500   ZIMMER HOLDINGS INCORPORATED+                                                                              1,648,525
                                                                                                                    ---------------
METAL MINING: 1.31%
      16,830   AGNICO-EAGLE MINES LIMITED                                                                                 1,022,927
      49,600   KINROSS GOLD CORPORATION                                                                                     847,664
                                                                                                                          1,870,591
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.06%
      46,422   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                                1,516,607
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.18%
       8,410   MASTERCARD INCORPORATED                                                                                    1,678,047
                                                                                                                    ---------------
OFFICE SUPPLIES: 1.33%
      99,900   STAPLES INCORPORATED                                                                                       1,903,095
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 5.13%
      20,450   APACHE CORPORATION                                                                                         1,721,686
      18,600   EOG RESOURCES INCORPORATED                                                                                 1,829,682
      47,900   SOUTHWESTERN ENERGY COMPANY<<+                                                                             1,850,856
     145,910   WEATHERFORD INTERNATIONAL LIMITED+                                                                         1,917,257
                                                                                                                          7,319,481
                                                                                                                    ---------------
OIL & GAS FIELD SERVICES: 1.12%
      34,530   TRANSOCEAN LIMITED<<+                                                                                      1,599,775
                                                                                                                    ---------------
OIL FIELD EQUIPMENT & SERVICES: 1.06%
      45,680   NATIONAL OILWELL VARCO INCORPORATED                                                                        1,510,638
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.48%
      26,900   EQUITY RESIDENTIAL<<                                                                                       1,120,116
      73,388   HOST HOTELS & RESORTS INCORPORATED                                                                           989,270
                                                                                                                          2,109,386
                                                                                                                    ---------------
RETAIL: 1.20%
      50,800   BEST BUY COMPANY INCORPORATED                                                                              1,720,088
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.26%
      91,540   SEALED AIR CORPORATION                                                                                     1,805,169
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.22%
     103,492   INVESCO LIMITED<<                                                                                          1,741,770
                                                                                                                    ---------------
SOFTWARE: 2.06%
     111,400   ELECTRONIC ARTS INCORPORATED<<+                                                                            1,604,160
      46,180   RED HAT INCORPORATED+                                                                                      1,336,446
                                                                                                                          2,940,606
                                                                                                                    ---------------

                  12 Wells Fargo Advantage VT Opportunity Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
TELECOMMUNICATIONS: 1.40%
      44,960   AMERICAN TOWER CORPORATION CLASS A+                                                                  $     2,000,720
                                                                                                                    ---------------
TRAVEL & RECREATION: 1.15%
      54,460   CARNIVAL CORPORATION                                                                                       1,646,870
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $124,758,823)                                                                                 138,610,500
                                                                                                                    ---------------
INVESTMENT COMPANIES: 1.10%
STOCK FUNDS: 1.10%
      33,689   VANGUARD REIT ETF                                                                                          1,566,202
                                                                                                                    ---------------
TOTAL INVESTMENT COMPANIES (COST $1,045,671)                                                                              1,566,202
                                                                                                                    ---------------

                                                                                            INTEREST    MATURITY
  PRINCIPAL                                                                                   RATE        DATE
------------                                                                                --------   ----------
SHORT-TERM INVESTMENTS: 25.31%
CORPORATE BONDS & NOTES: 1.89%
$  2,393,451   GRYPHON FUNDING LIMITED(v)(a)(i)                                               0.00%    08/05/2010           960,253
   3,113,610   VFNC CORPORATION(v)+++/-(a)(i)                                                 0.35     09/29/2011         1,743,622
                                                                                                                          2,703,875
                                                                                                                    ---------------

   SHARES                                                                                     YIELD
------------                                                                                --------
INVESTMENT COMPANIES: 23.42%
   1,873,820   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                                 0.28                        1,873,820
  31,552,767   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(u)(l)                  0.35                       31,552,767
                                                                                                                         33,426,587
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $35,459,455)                                                                          36,130,462
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $161,263,949)*                                                     123.50%                                        176,307,164
OTHER ASSETS AND LIABILITIES, NET                                        (23.50)                                        (33,546,652)
                                                                         ------                                     ---------------
TOTAL NET ASSETS                                                         100.00%                                    $   142,760,512
                                                                         ------                                     ---------------

(v) Security represents investment of cash collateral received from securities on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $169,834,596 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation   $ 23,977,046
     Gross unrealized depreciation    (17,504,478)
                                     ------------
     Net unrealized appreciation     $  6,472,568

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage VT Opportunity Fund 13


Statements of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities, at value (including securities on loan) ......   $142,880,577
      In affiliated securities, at value .......................................     33,426,587
                                                                                   ------------
   Total investments, at value (see cost below) ................................    176,307,164
   Foreign currency, at value (see cost below) .................................         10,835
   Receivable for Fund shares issued ...........................................         37,681
   Receivable for investments sold .............................................      3,309,231
   Receivable for dividends ....................................................         73,508
   Receivable for securities lending income ....................................          1,465
                                                                                   ------------
Total assets ...................................................................    179,739,884
                                                                                   ------------
LIABILITIES
   Payable for Fund shares redeemed ............................................        113,792
   Payable for investments purchased ...........................................      2,905,297
   Payable upon receipt of securities loaned ...................................     33,631,731
   Payable to investment advisor and affiliates ................................        111,120
   Accrued expenses and other liabilities ......................................        217,432
                                                                                   ------------
Total liabilities ..............................................................     36,979,372
                                                                                   ------------
TOTAL NET ASSETS ...............................................................   $142,760,512
                                                                                   ============
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $202,683,531
   Undistributed net investment income .........................................      1,114,581
   Accumulated net realized loss on investments ................................    (76,080,870)
   Net unrealized appreciation of investments ..................................     15,043,270
                                                                                   ------------
TOTAL NET ASSETS ...............................................................   $142,760,512
                                                                                   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ..................................................................   $142,760,512
   Shares outstanding ..........................................................      9,814,853
   Net asset value and offering price per share ................................   $      14.55
                                                                                   ------------
Investments, at cost ...........................................................   $161,263,949
                                                                                   ------------
Securities on loan, at value ...................................................   $ 32,817,263
                                                                                   ------------
Foreign currency, at cost ......................................................   $     10,756
                                                                                   ------------

1.   The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  14 Wells Fargo Advantage VT Opportunity Fund


    Statements of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends(1) ..............................................................................................   $    839,354
   Income from affiliated securities .........................................................................          2,643
   Securities lending, net ...................................................................................          3,135
                                                                                                                 ------------
Total investment income ......................................................................................        845,132
                                                                                                                 ------------
EXPENSES .....................................................................................................
   Advisory fees .............................................................................................        578,640
   Administration fees .......................................................................................        123,443
   Custody fees ..............................................................................................          4,425
   Accounting fees ...........................................................................................          7,687
   Distribution fees .........................................................................................        192,880
   Professional fees .........................................................................................         26,125
   Shareholder reports .......................................................................................        126,795
   Trustees' fees ............................................................................................          5,158
   Other fees and expenses ...................................................................................          5,440
                                                                                                                 ------------
Total expenses ...............................................................................................      1,070,593
                                                                                                                 ------------
LESS .........................................................................................................
   Waived fees and/or reimbursed expenses ....................................................................       (245,067)
   Net expenses ..............................................................................................        825,526
                                                                                                                 ------------
Net investment income ........................................................................................         19,606
                                                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........................................................
Net realized gain from unaffiliated securities and foreign currencies ........................................     10,138,444
Net change in unrealized appreciation (depreciation) of unaffiliated securities and foreign currencies .......    (14,356,071)
                                                                                                                 ------------
Net realized and unrealized gain (loss) on investments .......................................................     (4,217,627)
                                                                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................................   $ (4,198,021)
                                                                                                                 ------------
1. Net foreign withholding taxes of ..........................................................................   $        377

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage VT Opportunity Fund 15


Statements of Changes in Net Assets

                                                                                          For the
                                                                                     Six Months Ended        For the
                                                                                       June 30, 2010        Year Ended
                                                                                        (Unaudited)     December 31, 2009
                                                                                     ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Beginning net assets .............................................................     $154,782,498       $ 378,197,489
OPERATIONS
   Net investment income .........................................................           19,606           1,145,424
   Net realized gain (loss) on investments .......................................       10,138,444         (35,715,713)
   Net change in unrealized appreciation (depreciation) of investments ...........      (14,356,071)        158,792,953
                                                                                       ------------       -------------
Net increase (decrease) in net assets resulting from operations ..................       (4,198,021)        124,222,664
                                                                                       ------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .....................................................        8,248,535          55,033,529
   Cost of shares redeemed .......................................................      (16,072,500)       (402,671,184)
                                                                                       ------------       -------------
Net decrease in net assets resulting from capital share transactions .............       (7,823,965)       (347,637,655)
                                                                                       ------------       -------------
NET DECREASE IN NET ASSETS .......................................................      (12,021,986)       (223,414,991)
                                                                                       ============       =============
ENDING NET ASSETS ................................................................     $142,760,512       $ 154,782,498
                                                                                       ============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ............................     $  1,114,581       $   1,094,975
                                                                                       ============       =============
SHARES ISSUED AND REDEEMED
   Shares sold ...................................................................          529,150           4,540,032
   Shares redeemed ...............................................................       (1,024,885)        (31,456,579)
                                                                                       ------------       -------------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         (495,735)        (26,916,547)
                                                                                       ============       =============

The accompanying notes are an integral part of these financial statements.

                  16 Wells Fargo Advantage VT Opportunity Fund


                                                            Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net      Distributions
                                                     Value Per     Investment      Gain (Loss)      Investment        from Net
                                                       Share     Income (Loss)   on Investments       Income      Realized Gains
                                                     ---------   -------------   --------------   -------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) .....     $15.01         0.00           (0.46)            0.00            0.00
January 1, 2009 to December 31, 2009 .............     $10.16         0.11            4.74             0.00            0.00
January 1, 2008 to December 31, 2008 .............     $22.03         0.12           (7.30)           (0.37)          (4.32)
January 1, 2007 to December 31, 2007 .............     $24.02         0.21            1.60            (0.16)          (3.64)
January 1, 2006 to December 31, 2006 .............     $24.22         0.13            2.43             0.00           (2.76)
January 1, 2005 to December 31, 2005 .............     $22.45        (0.02)           1.79             0.00            0.00

(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage VT Opportunity Fund 17


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $14.55         0.02%         1.39%      1.07%      (3.06)%      27%        $  142,761
  $15.01         0.39%         1.32%      1.07%      47.74%       50%        $  154,782
  $10.16         0.47%         1.21%      1.07%     (40.10)%      70%        $  378,197
  $22.03         0.74%         1.19%      1.07%       6.63%       64%        $  779,286
  $24.02         0.48%         1.18%      1.07%      12.22%       41%        $  897,047
  $24.22        (0.06)%        1.32%      1.11%       7.88%       41%        $1,004,763

                  18 Wells Fargo Advantage VT Opportunity Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Opportunity Fund(SM) (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

                  Wells Fargo Advantage VT Opportunity Fund 19


Notes to Financial Statements (Unaudited)

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $2,703,875 representing 1.89% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

                  20 Wells Fargo Advantage VT Opportunity Fund


                                       Notes to Financial Statements (Unaudited)

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on the Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed the Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $77,648,668 with $20,712,708 expiring in 2016 and $56,935,960 expiring in
2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                  Wells Fargo Advantage VT Opportunity Fund 21


Notes to Financial Statements (Unaudited)

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                               Significant Other    Significant
                                                   Observable      Unobservable
                               Quoted Prices         Inputs           Inputs
Investments in Securities        (Level 1)          (Level 2)        (Level 3)        Total
----------------------------   -------------   -----------------   ------------   ------------
   Equity securities
      COMMON STOCKS            $138,610,500       $         0        $        0   $138,610,500
      INVESTMENT COMPANIES        1,566,202                 0                 0      1,566,202
   Corporate bonds and notes              0                 0         2,703,875      2,703,875
   Investment companies           1,873,820        31,552,767                 0     33,426,587
                                -----------       -----------        ----------   ------------
                               $142,050,522       $31,552,767        $2,703,875   $176,307,164
                                -----------       -----------        ----------   ------------

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                 Corporate bonds
                                                    and notes
                                                 ---------------
BALANCE AS OF DECEMBER 31, 2009                    $2,672,417
   Realized gains or losses                                 0
   Change in unrealized gains or losses               394,727
   Net purchases (sales)                            (363,269)
   Transfers in and/or out of Level 3                       0
BALANCE AS OF JUNE 30, 2010                        $2,703,875
CHANGE IN UNREALIZED GAINS OR LOSSES
   INCLUDED IN EARNINGS RELATING TO SECURITIES
   STILL HELD AT JUNE 30, 2010                     $  192,541

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.75% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

                  22 Wells Fargo Advantage VT Opportunity Fund


                                       Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, an annual rate of 0.25% of the average daily net assets of the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $40,600,556 and $43,650,127, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

                  Wells Fargo Advantage VT Opportunity Fund 23


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings the Fund, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Peter G. Gordon          Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser.      None
67                       Chairman, since 2005    Water Company.
                         (Lead Trustee since
                         2001)

Isaiah Harris, Jr.       Advisory Board          Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
57                       Trustee, since 2008     Advertising and Publishing Corp from 2005 to 2007, President    Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

Dr. Leroy Keith, Jr.(3)  Trustee, since          Chairman, Bloc Global Services (development and construction),  Trustee, Phoenix
71                       2010                    Trustee, Phoenix Fund Complex and Director, Diversapack Co.     Fund Complex
                                                 (packaging company). Trustee of the Evergreen Funds from        (consisting of 46
                                                 1983 to 2010. Former Managing Director, Almanac Capital         portfolios as of
                                                 Management (commodities firm), former Partner, Stonington       12/31/09)
                                                 Partners, Inc. (private equity fund), former Director, Obagi
                                                 Medical Products Co. and former Director, Lincoln Educational
                                                 Services.

Judith M. Johnson        Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief       None
61                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker         Advisory Board          James Irvin Miller Professor of Accounting at the Graduate      None
59                       Trustee, since 2008     School of Business, Stanford University, Director of Corporate
                                                 Governance Research Program and Co-Director of The Rock Center
                                                 for Corporate Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of Business,
                                                 Stanford University. Prior thereto, Ernst & Young Professor of
                                                 Accounting at The Wharton School, University of Pennsylvania
                                                 from 1985 to 2005.

                  24 Wells Fargo Advantage VT Opportunity Fund


                                                   Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Olivia S. Mitchell       Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,     None
57                                               University of Pennsylvania. Director of the Boettner Center on
                                                 Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

Timothy J. Penny         Trustee, since 1996     President and CEO of Southern Minnesota Initiative Foundation,  None
58                                               a non-profit organization, since 2007 and Senior Fellow at the
                                                 Humphrey Institute Policy Forum at the University of Minnesota
                                                 since 1995. Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit organization, since 2007.

Michael S. Scofield(3)   Trustee, since          Trustee of the Evergreen Funds from 1984 to 2010. Retired       None
67                       2010                    Attorney, Law Offices of Michael S. Scofield and former
                                                 Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke        Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General         None
70                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Karla M. Rabusch         President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and          None
51                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds        None
50                       Chief Legal Counsel,    Management, LLC since 2001. Vice President and Managing
                         since 2003              Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)        Treasurer, since 2009   Senior Vice President of Evergreen Investment Management        None
39                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(5)         Assistant Treasurer,    Vice President of Evergreen Investment Management Company, LLC  None
35                       since 2009              since 2008. Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC
                                                 since 2004.

Jeremy DePalma(5)        Assistant Treasurer,    Senior Vice President of Evergreen Investment Management        None
36                       since 2009              Company, LLC since 2008. Vice President, Evergreen Investment
                                                 Services, Inc. from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early          Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
46                       Officer, since 2007     since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                  Wells Fargo Advantage VT Opportunity Fund 25


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT OPPORTUNITY FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Opportunity Fund (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "March Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the March Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than the median performance of the Fund's Universe for all periods under review.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee

                  26 Wells Fargo Advantage VT Opportunity Fund


                                                   Other Information (Unaudited)

waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was higher than the median rate of the Fund's Expense Group. The Board also noted that the Net Advisory Rate for the Fund was in range of the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, and taking into account changes in Advisory Agreement Rate with respect to the Fund, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the March Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

                  Wells Fargo Advantage VT Opportunity Fund 27


Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

MAY 25-26, 2010 MEETING

At meetings held on May 25-26, 2010 (the "May Meeting"), the Board considered and approved an amended Advisory Agreement Rate that included modified breakpoints for the Fund. The consideration and approval followed discussions with Funds Management at the March Meeting. At the May Meeting, Funds Management presented a supplemental report to the Board that described its fee schedule for mid cap and small/mid cap funds. The Board noted that the Variable Trust mid cap and small/mid cap funds pay the same Advisory Agreement Rates, whereas the Funds Trust mid cap funds pay a different Advisory Agreement Rate than the Funds Trust small/mid cap funds. Accordingly, Funds Management proposed that the Advisory Agreement Rates for the Fund, a mid cap fund, be modified so that it would no longer pay the same advisory fee as a small/mid cap fund. In this regard, the Board observed that the proposed Advisory Agreement Rate, along with modified breakpoints, was lower than the rate under the previously approved Advisory Agreements at various asset levels.

After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate for the Fund.

                  28 Wells Fargo Advantage VT Opportunity Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds   www.wellsfargo.com/advantagefunds      125319 08-10
Management, LLC. All rights                                   SVTO/SAR 143 06-10
reserved.

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(GRAPHIC)

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)
Semi-Annual Report
June 30, 2010

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

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Contents

LETTER TO SHAREHOLDERS ..................................................     2
PERFORMANCE HIGHLIGHTS ..................................................     6
FUND EXPENSES ...........................................................     8
PORTFOLIO OF INVESTMENTS ................................................     9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................    14
Statement of Operations .................................................    15
Statements of Changes in Net Assets .....................................    16
Financial Highlights ....................................................    18
NOTES TO FINANCIAL STATEMENTS ...........................................    20
OTHER INFORMATION .......................................................    25
LIST OF ABBREVIATIONS ...................................................    31

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA Growth Fund approved the reorganization of Evergreen VA Growth Fund with the Wells Fargo Advantage VT Small Cap Growth Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Growth Fund were acquired by the Wells Fargo Advantage VT Small Cap Growth Fund, in exchange for shares of the Wells Fargo Advantage VT Small Cap Growth Fund. Shareholders of Evergreen VA Growth Fund became shareholders of Wells Fargo Advantage VT Small Cap Growth Fund.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSS VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).


2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSS VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

(+) In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                2 Wells Fargo Advantage VT Small Cap Growth Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH
President
WELLS FARGO ADVANTAGE FUNDS

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least

60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the trillions of dollars of government stimulus that were added to the monetary

                Wells Fargo Advantage VT Small Cap Growth Fund 3


Letter to Shareholders

system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

                4 Wells Fargo Advantage VT Small Cap Growth Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                6 Wells Fargo Advantage VT Small Cap Growth Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

THIS FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION

May 1, 1995

TEN LARGEST EQUITY HOLDINGS(1)
(AS OF JUNE 30, 2010)

GSI Commerce Incorporated              2.53%
Sykes Enterprises Incorporated         1.63%
Scientific Games Corporation Class A   1.59%
PMC-Sierra Incorporated                1.59%
Gartner Incorporated                   1.53%
Global Cash Access Incorporated        1.49%
VistaPrint NV                          1.44%
Bridgepoint Education Incorporated     1.40%
Shutterfly Incorporated                1.39%
Cbeyond Incorporated                   1.38%

SECTOR DISTRIBUTION(2)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

Telecommunication Services    (3%)
Consumer Discretionary       (20%)
Energy                        (3%)
Financials                    (4%)
Health Care                  (18%)
Industrials                  (20%)
Information Technology       (31%)
Materials                     (1%)

----------
(1.) The ten largest equity holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(2.) Sector distribution and are subject to change and is calculated based on the total common stock investments of the Fund. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                Wells Fargo Advantage VT Small Cap Growth Fund 7


Performance Highlights

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                            Expense Ratio
                                                                                         -------------------
                                                 6 Months*   1 Year   5 Year   10 Year   Gross (3)   Net (4)
                                                 ---------   ------   ------   -------   ---------   -------
Wells Fargo Advantage VT Small Cap Growth Fund     (1.42)     23.72    6.21     (3.39)      1.27%     1.21%
Russell 2000 Growth Index(5)                       (2.31)     17.96    1.14     (1.72)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

                8 Wells Fargo Advantage VT Small Cap Growth Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending        Expenses
                                           Account Value   Account Value   Paid During     Net Annual
                                             01-01-2010      06-30-2010    the Period*   Expense Ratio
                                           -------------   -------------   -----------   -------------
Actual                                       $1,000.00       $  985.80        $5.91          1.20%
Hypothetical (5% return before expenses)     $1,000.00       $1,018.84        $6.01          1.20%

----------
* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                Wells Fargo Advantage VT Small Cap Growth Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP GROWTH FUND

    SHARES       SECURITY NAME                                                                              VALUE
--------------   --------------------------------------------------------                              --------------
COMMON STOCKS: 98.55%
APPAREL & ACCESSORY STORES: 0.80%
       154,100   TALBOTS INCORPORATED+<<                                                               $    1,588,771
                                                                                                       --------------
BIOPHARMACEUTICALS: 2.12%
        63,100   ACORDA THERAPEUTICS INCORPORATED+<<                                                        1,963,041
       144,903   HALOZYME THERAPEUTICS INCORPORATED+<<                                                      1,020,117
       185,316   VANDA PHARMACEUTICALS INCORPORATED+<<                                                      1,224,939

                                                                                                            4,208,097
                                                                                                       --------------
BUSINESS SERVICES: 14.98%
        53,174   ANCESTRY.COM INCORPORATED+                                                                   936,926
       374,450   ART TECHNOLOGY GROUP INCORPORATED+<<                                                       1,280,619
        64,300   BLUE COAT SYSTEMS INCORPORATED+<<                                                          1,313,649
       112,900   CARDTRONICS INCORPORATED+                                                                  1,463,184
        84,000   DEALERTRACK HOLDINGS INCORPORATED+<<                                                       1,381,800
       532,783   GLOBAL CASH ACCESS INCORPORATED+                                                           3,841,365
       249,093   MARCHEX INCORPORATED CLASS B                                                                 959,008
       619,127   MOVE INCORPORATED+<<                                                                       1,269,210
       334,124   ON ASSIGNMENT INCORPORATED+                                                                1,680,644
        48,701   QUALITY SYSTEMS INCORPORATED<<                                                             2,824,171
       143,313   QUINSTREET INCORPORATED+<<                                                                 1,649,533
        58,600   REACHLOCAL INCORPORATED+<<                                                                   760,042
       295,724   SYKES ENTERPRISES INCORPORATED+                                                            4,208,153
       179,858   SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                     3,411,906
        71,400   TALEO CORPORATION CLASS A+                                                                 1,734,306
       231,662   THQ INCORPORATED+<<                                                                        1,000,780

                                                                                                           29,715,296
                                                                                                       --------------
CASINO & GAMING: 0.62%
        31,567   WMS INDUSTRIES INCORPORATED+<<                                                             1,239,005
                                                                                                       --------------
COMMERCIAL SERVICES: 4.47%
       170,446   GARTNER INCORPORATED+                                                                      3,962,870
       254,228   LIVE NATION INCORPORATED+                                                                  2,656,683
        75,572   WRIGHT EXPRESS CORPORATION+                                                                2,244,488

                                                                                                            8,864,041
                                                                                                       --------------
COMMUNICATIONS: 4.67%
       285,519   CBEYOND INCORPORATED+<<                                                                    3,568,988
       105,600   LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                1,370,688
       201,898   LODGENET ENTERTAINMENT CORPORATION+<<                                                        749,042
       522,000   PAETEC HOLDING CORPORATION+<<                                                              1,780,020
       242,100   TIVO INCORPORATED+<<                                                                       1,786,698

                                                                                                            9,255,436
                                                                                                       --------------
DEPOSITORY INSTITUTIONS: 0.82%
        71,543   EURONET WORLDWIDE INCORPORATED+                                                              915,035
       137,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                     720,825
                                                                                                            1,635,860
                                                                                                       --------------
E-COMMERCE/SERVICES: 4.73%
       227,123   GSI COMMERCE INCORPORATED+                                                                 6,541,142
       280,791   SAPIENT CORPORATION                                                                        2,847,221

                                                                                                            9,388,363
                                                                                                       --------------

               10 Wells Fargo Advantage VT Small Cap Growth Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP GROWTH FUND

    SHARES       SECURITY NAME                                                                              VALUE
--------------   --------------------------------------------------------                              --------------
EATING & DRINKING PLACES: 0.57%
       145,800   SONIC CORPORATION+<<                                                                  $    1,129,950
                                                                                                       --------------
EDUCATIONAL SERVICES: 4.10%
       228,091   BRIDGEPOINT EDUCATION INCORPORATED+<<                                                      3,606,119
       120,125   GRAND CANYON EDUCATION INCORPORATED+                                                       2,814,529
        77,061   K12 INCORPORATED+<<                                                                        1,709,213
                                                                                                            8,129,861
                                                                                                       --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.78%
        23,300   CLEAN HARBORS INCORPORATED+<<                                                              1,547,353
                                                                                                       --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 9.10%
        35,200   ACUITY BRANDS INCORPORATED<<                                                               1,280,576
        46,162   BALDOR ELECTRIC COMPANY<<                                                                  1,665,525
       132,313   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                      1,112,752
        80,600   GREATBATCH INCORPORATED+                                                                   1,798,186
       255,008   INFORMATION SERVICES GROUP INCORPORATED+                                                     510,016
       238,899   MICROSEMI CORPORATION+                                                                     3,495,092
        84,002   MONOLITHIC POWER SYSTEMS+<<                                                                1,500,276
       546,500   PMC-SIERRA INCORPORATED+                                                                   4,109,680
        59,833   POLYPORE INTERNATIONAL INCORPORATED+                                                       1,360,602
        67,369   UNIVERSAL DISPLAY CORPORATION+<<                                                           1,211,295
                                                                                                           18,044,000
                                                                                                       --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.75%
        86,012   CORPORATE EXECUTIVE BOARD COMPANY                                                          2,259,535
        71,900   ICF INTERNATIONAL INCORPORATED+                                                            1,720,567
       108,663   LUMINEX CORPORATION+<<                                                                     1,762,514
       155,294   NAVIGANT CONSULTING INCORPORATED+                                                          1,611,952
       152,395   RESOURCES CONNECTION INCORPORATED+                                                         2,072,572
                                                                                                            9,427,140
                                                                                                       --------------
ENVIRONMENTAL CONTROL: 0.79%
       118,939   CALGON CARBON CORPORATION+<<                                                               1,574,752
                                                                                                       --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 0.65%
       347,000   MUELLER WATER PRODUCTS INCORPORATED                                                        1,287,370
                                                                                                       --------------
FINANCIAL INSTITUTIONS: 1.48%
       147,900   DOLLAR FINANCIAL CORPORATION+                                                              2,926,941
                                                                                                       --------------
FINANCIAL SERVICES: 0.41%
       141,500   MF GLOBAL HOLDINGS LIMITED+<<                                                                807,965
                                                                                                       --------------
FOOTWEAR: 0.44%
        82,200   CROCS INCORPORATED+<<                                                                        869,676
                                                                                                       --------------
HEALTH SERVICES: 0.65%
        85,700   BROOKDALE SENIOR LIVING INCORPORATED+<<                                                    1,285,500
                                                                                                       --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.93%
       288,000   PIER 1 IMPORTS INCORPORATED+<<                                                             1,846,080
                                                                                                       --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.21%
        81,100   GAYLORD ENTERTAINMENT COMPANY+<<                                                           1,791,499

               Wells Fargo Advantage VT Small Cap Growth Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP GROWTH FUND

    SHARES       SECURITY NAME                                                                              VALUE
--------------   --------------------------------------------------------                              --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
       292,044   GREAT WOLF RESORTS INCORPORATED+                                                      $      607,452

                                                                                                            2,398,951
                                                                                                       --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.84%
        71,446   GARDNER DENVER INCORPORATED                                                                3,185,777
        62,800   ROBBINS & MYERS INCORPORATED                                                               1,365,272
       447,640   SCIENTIFIC GAMES CORPORATION CLASS A+                                                      4,118,288
        26,999   THE MIDDLEBY CORPORATION+<<                                                                1,436,077
        25,600   WATSCO INCORPORATED<<                                                                      1,482,752

                                                                                                           11,588,166
                                                                                                       --------------
INSURANCE CARRIERS: 3.75%
        81,939   AMERIGROUP CORPORATION+<<                                                                  2,661,379
        92,700   CENTENE CORPORATION+<<                                                                     1,993,050
       129,200   TOWER GROUP INCORPORATED                                                                   2,781,676

                                                                                                            7,436,105
                                                                                                       --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 6.19%
       195,900   AFFYMETRIX INCORPORATED+                                                                   1,155,810
       125,300   ALIGN TECHNOLOGY INCORPORATED+<<                                                           1,863,211
        27,079   ESTERLINE TECHNOLOGIES CORPORATION+<<                                                      1,284,899
       316,465   IXIA+                                                                                      2,718,434
        39,105   SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                      1,362,418
        97,493   SONOSITE INCORPORATED+                                                                     2,643,035
       242,568   SPECTRANETICS CORPORATION+                                                                 1,256,502

                                                                                                           12,284,309
                                                                                                       --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.15%
        64,120   NUVASIVE INCORPORATED+<<                                                                   2,273,695
                                                                                                       --------------
MEDICAL PRODUCTS: 0.94%
        85,559   VOLCANO CORPORATION+<<                                                                     1,866,897
                                                                                                       --------------
METAL FABRICATE, HARDWARE: 0.52%
        65,592   CHART INDUSTRIES INCORPORATED+                                                             1,021,923
                                                                                                       --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
       233,022   SHUFFLE MASTER INCORPORATED+                                                               1,866,506
                                                                                                       --------------
MOTION PICTURES: 1.52%
       180,377   NATIONAL CINEMEDIA INCORPORATED                                                            3,005,081
                                                                                                       --------------
OIL & GAS EXTRACTION: 3.47%
       120,650   BRIGHAM EXPLORATION COMPANY+<<                                                             1,855,597
       108,400   CARRIZO OIL & GAS INCORPORATED+                                                            1,683,452
        79,400   SWIFT ENERGY COMPANY+                                                                      2,136,654
        73,400   VENOCO INCORPORATED+<<                                                                     1,208,898

                                                                                                            6,884,601
                                                                                                       --------------
PERSONAL SERVICES: 1.30%
        60,000   COINSTAR INCORPORATED+<<                                                                   2,578,200
                                                                                                       --------------
PHARMACEUTICALS: 3.18%
        69,800   AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                   1,640,300
       116,600   ONYX PHARMACEUTICALS INCORPORATED+<<                                                       2,517,394

               12 Wells Fargo Advantage VT Small Cap Growth Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP GROWTH FUND

    SHARES       SECURITY NAME                                                                              VALUE
--------------   --------------------------------------------------------                              --------------
PHARMACEUTICALS (continued)
       192,200   VIROPHARMA INCORPORATED+                                                              $    2,154,562

                                                                                                            6,312,256
                                                                                                       --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.99%
       375,467   INNERWORKINGS INCORPORATED+<<                                                              2,564,440
       150,380   SHUTTERFLY INCORPORATED+                                                                   3,603,105
        78,461   VISTAPRINT NV+<<                                                                           3,726,113

                                                                                                            9,893,658
                                                                                                       --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.63%
       103,650   GRAHAM PACKAGING COMPANY INCORPORATED+                                                     1,240,691
                                                                                                       --------------
TRANSPORTATION BY AIR: 1.27%
        53,200   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                 2,527,000
                                                                                                       --------------
TRANSPORTATION EQUIPMENT: 2.74%
        57,501   POLARIS INDUSTRIES INCORPORATED<<                                                          3,140,705
       150,950   WABASH NATIONAL CORPORATION+<<                                                             1,073,255
        30,700   WABTEC CORPORATION<<                                                                       1,224,623

                                                                                                            5,438,583
                                                                                                       --------------
TRANSPORTATION SERVICES: 1.05%
        71,750   RAILAMERICA INCORPORATED+                                                                    711,760
       110,400   UTI WORLDWIDE INCORPORATED                                                                 1,366,749
                                                                                                            2,078,509
                                                                                                       --------------
TOTAL COMMON STOCKS (COST $203,921,013)                                                                   195,466,588
                                                                                                       --------------

                                                                            INTEREST
   PRINCIPAL                                                                  RATE     MATURITY DATE
--------------                                                              --------   -------------
SHORT-TERM INVESTMENTS: 31.28%
CORPORATE BONDS & NOTES: 0.60%
$    1,046,872   GRYPHON FUNDING LIMITED(a)(i)(v)                              0.00%      08/05/2010          420,005
     1,361,862   VFNC CORPORATION+++/-(a)(i)(v)                                0.35       09/29/2011          762,643

                                                                                                            1,182,648
                                                                                                       --------------

    SHARES                                                                    YIELD
--------------                                                              --------
INVESTMENT COMPANIES: 30.68%
     2,461,845   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                0.28                         2,461,845
    58,395,084   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
                 LLC(l)(v)(u)                                                  0.35                        58,395,084
                                                                                                           60,856,929
                                                                                                       --------------
TOTAL SHORT-TERM INVESTMENTS (COST $61,746,085)                                                            62,039,577
                                                                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $265,667,098)*                                            129.83%                                257,506,165
OTHER ASSETS AND LIABILITIES, NET                                  (29.83)                               (59,169,764)
                                                                   ------                              --------------
TOTAL NET ASSETS                                                   100.00%                             $  198,336,401
                                                                   ------                              --------------

               Wells Fargo Advantage VT Small Cap Growth Fund 13


Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP GROWTH FUND

----------
(l)  Investment in an affiliate.

+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(v) Security represents investment of cash collateral received from securities on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $272,557,966 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 20,545,830
Gross unrealized depreciation    (35,597,631)
                                ------------
Net unrealized depreciation     $(15,051,801)

The accompanying notes are an integral part of these financial statements.

                14 Wells Fargo Advantage VT Small Cap Growth Fund


                  Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unafilliated securities, at value (including securities on
         loan) ..........................................................   $ 196,649,236
      In affiliated securities, at value ................................      60,856,929
                                                                            -------------
   Total investments, at value (see cost below) .........................     257,506,165
   Cash .................................................................          50,000
   Receivable for Fund shares issued ....................................         274,505
   Receivable for investments sold ......................................         599,971
   Receivable for dividends .............................................          29,995
   Receivable for securities lending income .............................           9,286
                                                                            -------------
Total assets ............................................................     258,469,922
                                                                            -------------
LIABILITIES
   Payable for Fund shares redeemed .....................................         168,458
   Payable for investments purchased ....................................         426,921
   Payable upon receipt of securities loaned ............................      59,304,402
   Payable to investment advisor and affiliates .........................         198,669
   Accrued expenses and other liabilities ...............................          35,071
                                                                            -------------
Total liabilities .......................................................      60,133,521
                                                                            -------------
TOTAL NET ASSETS ........................................................   $ 198,336,401
                                                                            =============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $ 229,181,992
   Undistributed net investment loss ....................................        (820,190)
   Accumulated net realized loss on investments .........................     (21,864,468)
   Net unrealized depreciation of investments ...........................      (8,160,933)
                                                                            -------------
TOTAL NET ASSETS ........................................................   $ 198,336,401
                                                                            =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...........................................................   $ 198,336,401
   Shares outstanding ...................................................      31,679,570
   Net asset value and offering price per share .........................   $        6.26
                                                                            -------------
Investments, at cost ....................................................   $ 265,667,098
                                                                            -------------
Securities on loan, at value ............................................   $  57,588,539
                                                                            -------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage VT Small Cap Growth Fund 15


Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends ..........................................   $    377,680
   Income from affiliated securities ..................          3,668
   Securities lending, net ............................         18,487
                                                          ------------
Total investment income ...............................        399,835
                                                          ------------
EXPENSES
   Advisory fees ......................................        762,515
   Administration fees ................................        162,670
   Custody fees .......................................          7,626
   Accounting fees ....................................          4,872
   Distribution fees ..................................        254,172
   Professional fees ..................................         16,272
   Shareholder reports ................................         31,698
   Trustees' fees .....................................          5,158
   Other fees and expenses ............................          2,093
                                                          ------------
Total expenses ........................................      1,247,076
                                                          ------------
LESS
   Waived fees and/or reimbursed expenses .............        (27,051)
   Net expenses .......................................      1,220,025
                                                          ------------
Net investment loss ...................................       (820,190)
                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated securities ........     13,540,145
Net change in unrealized appreciation (depreciation) of
   unaffiliated securities ............................    (17,281,811)
                                                          ------------
Net realized and unrealized gain (loss) on
   investments ........................................     (3,741,666)
                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $ (4,561,856)
                                                          ------------

The accompanying notes are an integral part of these financial statements.

                16 Wells Fargo Advantage VT Small Cap Growth Fund


                                             Statements of Changes in Net Assets

                                                                       For the
                                                                  Six Months Ended        For the
                                                                    June 30, 2010       Year Ended
                                                                     (Unaudited)     December 31, 2009
                                                                  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................     $185,344,972        $109,996,118
OPERATIONS
   Net investment loss ........................................         (820,190)           (964,406)
   Net realized gain (loss) on investments ....................       13,540,145          (9,759,000)
   Net change in unrealized appreciation (depreciation)
      of investments ..........................................      (17,281,811)         69,420,121
                                                                    ------------        ------------
Net increase (decrease) in net assets resulting
   from operations ............................................       (4,561,856)         58,696,715
                                                                    ------------        ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..................................       46,234,852          69,566,868
   Cost of shares redeemed ....................................      (28,681,567)        (52,914,729)
                                                                    ------------        ------------
Net increase in net assets resulting from capital share
   transactions ...............................................       17,553,285          16,652,139
                                                                    ------------        ------------
NET INCREASE IN NET ASSETS ....................................       12,991,429          75,348,854
                                                                    ============        ============
ENDING NET ASSETS .............................................     $198,336,401        $185,344,972
                                                                    ============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT LOSS ...........     $   (820,190)       $          0
                                                                    ============        ============
SHARES ISSUED AND REDEEMED
   Shares sold ................................................        6,623,922          12,954,722
   Shares redeemed ............................................       (4,144,003)        (10,173,454)
                                                                    ------------        ------------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .........................................        2,479,919           2,781,268
                                                                    ============        ============

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                18 Wells Fargo Advantage VT Small Cap Growth Fund


                                                            Financial Highlights

                                                  Beginning                 Net Realized    Distributions   Distributions
                                                  Net Asset      Net       and Unrealized      from Net        from Net
                                                  Value Per   Investment     Gain (Loss)      Investment      Realized
                                                    Share        Loss      on Investments       Income          Gains
                                                  ---------   ----------   --------------   -------------   -------------
January 1, 2010 to June 30, 2010 (Unaudited) ...    $6.35        (0.03)         (0.06)         0.00              0.00
January 1, 2009 to December 31, 2009 ...........    $4.16        (0.03)          2.22          0.00              0.00
January 1, 2008 to December 31, 2008 ...........    $9.69        (0.05)         (3.31)         0.00             (2.17)
January 1, 2007 to December 31, 2007 ...........    $9.96        (0.07)          1.52          0.00             (1.72)
January 1, 2006 to December 31, 2006 ...........    $8.34        (0.09)          1.94          0.00             (0.23)
January 1, 2005 to December 31, 2005 ...........    $7.85        (0.08)          0.57          0.00              0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage VT Small Cap Growth Fund 19


Financial Highlights

              Ratio to Average Net Assets
                      (Annualized)
 Ending     -------------------------------
Net Asset       Net                                        Portfolio    Net Assets at
Value Per   Investment     Gross      Net        Total      Turnover    End of Period
  Share        Loss      Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   ----------   --------   --------   ---------   ---------   ---------------
  $6.26       (0.79)%      1.23%      1.20%      (1.42)%       38%        $198,336
  $6.35       (0.69)%      1.26%      1.20%      52.64%        75%        $185,345
  $4.16       (0.73)%      1.26%      1.20%     (41.42)%       76%        $109,996
  $9.69       (0.73)%      1.22%      1.20%      13.81%       121%        $221,394
  $9.96       (0.98)%      1.23%      1.20%      22.75%       135%        $190,516
  $8.34       (0.99)%      1.24%      1.20%       6.24%       128%        $167,033

                20 Wells Fargo Advantage VT Small Cap Growth Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Small Cap Growth Fund (the "Fund"). The Fund is a diversified series of the Trust a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicle for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds

                Wells Fargo Advantage VT Small Cap Growth Fund 21


Notes to Financial Statements (Unaudited)

Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $1,182,648 representing 0.60% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on the Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed the Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

                22 Wells Fargo Advantage VT Small Cap Growth Fund


                                       Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $29,382,954 with $16,036,825 expiring in 2016 and $13,346,129 expiring in
2017.

As of December 31, 2009, the Fund had $19,947 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                            Significant Other    Significant
                                                Observable      Unobservable
                            Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES     (Level 1)         (Level 2)         (Level 3)        Total
-------------------------   -------------   -----------------   ------------   -------------
Equity securities
  COMMON STOCKS              $195,466,588      $         0        $        0    $195,466,588
Corporate bonds and notes               0                0         1,182,648       1,182,648
Investment companies            2,461,845       58,395,084                        60,856,929
                             ------------      -----------        ----------    ------------
                             $197,928,433      $58,395,084        $1,182,648    $257,506,165
                             ============      ===========        ==========    ============

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

                Wells Fargo Advantage VT Small Cap Growth Fund 23


Notes to Financial Statements (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                   Corporate bonds
                                                      and notes
                                                   ---------------
BALANCE AS OF DECEMBER 31, 2009                       $1,168,890
Realized gains or losses                                       0
Change in unrealized appreciation (depreciation)         172,648
Net purchases (sales)                                   (158,890)
Transfers in and/or out of Level 3                             0
BALANCE AS OF JUNE 30, 2010                           $1,182,648
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) RELATING TO SECURITIES
   STILL HELD AT JUNE 30, 2010                        $  84,214

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.75% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $92,162,908 and $75,769,579, respectively.

                24 Wells Fargo Advantage VT Small Cap Growth Fund


                                       Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Growth Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The Fund renamed its existing single class of shares as Class 2 and created Class 1 to receive the assets from the acquired fund. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA Growth Fund for 6,990,848 shares of the Fund valued at $43,795,568 at an exchange ratio of 1.82 and 1.78 for Class 1 and Class 2 shares, respectively. Shareholders holding Class 1 and Class 2 shares of Evergreen VA Growth Fund received Class 1 and Class 2 shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen VA Growth Fund with a fair value of $43,824,634, identified cost of $43,592,498 and unrealized appreciation of $232,138 at July 16, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen VA Growth Fund and the Fund immediately prior to the acquisition were $43,795,568 and $198,568,570, respectively. The aggregate net assets of the Fund immediately after the acquisition were $242,364,138. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA Growth Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the Fund's pro forma results of operations for the six months ended June 30, 2010 would have been:

NET INVESTMENT LOSS                                    $  (987,128)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS        $(3,829,060)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(4,816,188)

                Wells Fargo Advantage VT Small Cap Growth Fund 25


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, are publicly available on the Fund's Web site (www.wellsfargo.com/ advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
Peter G. Gordon     Trustee, since 1998; Co-Founder, Chairman, President and CEO of Crystal Geyser.     None
67                  Chairman, since 2005 Water Company.
                    (Lead Trustee since
                    2001)

Isaiah Harris, Jr.  Advisory Board       Retired. Prior thereto, President and CEO of BellSouth         CIGNA
57                  Trustee, since 2008  Advertising and Publishing Corp from 2005 to 2007, President   Corporation;
                                         and CEO of BellSouth Enterprises from 2004 to 2005 and         Deluxe
                                         President of BellSouth Consumer Services from 2000 to 2003.    Corporation
                                         Currently a member of the Iowa State University Foundation
                                         Board of Governors and a member of the Advisory Board of Iowa
                                         State University School of Business.

Dr. Leroy Keith,    Trustee, since 2010  Chairman, Bloc Global Services (development and construction), Trustee, Phoenix
Jr.(3)                                   Trustee, Phoenix Fund Complex and Director, Diversapack Co.    Fund Complex
71                                       (packaging company). Trustee of the Evergreen Funds from 1983  (consisting of 46 to 2010. Former Managing Director, Almanac Capital Management  portfolios as of
                                         (commodities firm), former Partner, Stonington Partners, Inc.  12/31/09)
                                         (private equity fund), former Director, Obagi Medical Products
                                         Co. and former Director, Lincoln Educational Services.

Judith M. Johnson   Trustee, since 2008  Retired. Prior thereto, Chief Executive Officer and Chief      None
61                                       Investment Officer of Minneapolis Employees Retirement Fund
                                         from 1996 to 2008. Ms. Johnson is a certified public
                                         accountant and a certified managerial accountant.

                26 Wells Fargo Advantage VT Small Cap Growth Fund


                                                   Other Information (Unaudited)

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
David F. Larcker    Advisory Board       James Irvin Miller Professor of Accounting at the Graduate     None
59                  Trustee, since 2008  School of Business, Stanford University, Director of Corporate
                                         Governance Research Program and Co-Director of The Rock Center
                                         for Corporate Governance since 2006. From 2005 to 2008,
                                         Professor of Accounting at the Graduate School of Business,
                                         Stanford University. Prior thereto, Ernst & Young Professor of
                                         Accounting at The Wharton School, University of Pennsylvania
                                         from 1985 to 2005.

Olivia S. Mitchell  Trustee, since 2006  Professor of Insurance and Risk Management, Wharton School,    None
57                                       University of Pennsylvania. Director of the Boettner Center on
                                         Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                         National Bureau of Economic Research.

Timothy J. Penny    Trustee, since 1996  President and CEO of Southern Minnesota Initiative Foundation, None
58                                       a non-profit organization, since 2007 and Senior Fellow at the
                                         Humphrey Institute Policy Forum at the University of Minnesota
                                         since 1995. Member of the Board of Trustees of NorthStar
                                         Education Finance, Inc., a non-profit organization, since
                                         2007.

Michael S.          Trustee, since 2010  Trustee of the Evergreen Funds from 1984 to 2010. Retired      None
Scofield(3)                              Attorney, Law Offices of Michael S. Scofield and former
67                                       Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke   Trustee, since 1996  Principal of the law firm of Willeke & Daniels. General        None
70                                       Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.

OFFICERS

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
Karla M. Rabusch    President, since     Executive Vice President of Wells Fargo Bank, N.A. and         None
51                  2003                 President of Wells Fargo Funds Management, LLC since 2003.
                                         Senior Vice President and Chief Administrative Officer of
                                         Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman    Secretary, since     Senior Vice President and Secretary of Wells Fargo Funds       None
50                  2000; Chief Legal    Management, LLC since 2001. Vice President and Managing Senior
                    Counsel, since 2003  Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)   Treasurer, since     Senior Vice President of Evergreen Investment Management       None
39                  2009                 Company, LLC since 2006 and currently the Treasurer of the
                                         Evergreen Funds since 2005. Vice President and Assistant Vice
                                         President of Evergreen Investment Services, Inc. from 1999 to
                                         2006.

David Berardi(5)    Assistant Treasurer, Vice President of Evergreen Investment Management Company, LLC None
35                  since 2009           since 2008. Assistant Vice President of Evergreen Investment
                                         Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC
                                         since 2004.

                Wells Fargo Advantage VT Small Cap Growth Fund 27


Other Information (Unaudited)

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
Jeremy DePalma(5)   Assistant Treasurer, Senior Vice President of Evergreen Investment Management       None
36                  since 2009           Company, LLC since 2008. Vice President, Evergreen Investment
                                         Services, Inc. from 2004 to 2007. Assistant Vice President,
                                         Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                         Administration since 2005.

Debra Ann Early     Chief Compliance     Chief Compliance Officer of Wells Fargo Funds Management, LLC  None
46                  Officer, since 2007  since 2007. Chief Compliance Officer of Parnassus Investments
                                         from 2005 to 2007. Chief Financial Officer of Parnassus
                                         Investments from 2004 to 2007 and Senior Audit Manager of
                                         PricewaterhouseCoopers LLP from 1998 to 2004.

------------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                28 Wells Fargo Advantage VT Small Cap Growth Fund


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT SMALL CAP GROWTH FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Small Cap Growth Fund (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than or not appreciably lower than the median performance of the Fund's Universe.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense

                Wells Fargo Advantage VT Small Cap Growth Fund 29


Other Information (Unaudited)

reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate and the Net Advisory Rate for the Fund were in range of the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, and taking into account changes in Advisory Agreement Rate with respect to the Fund, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

                30 Wells Fargo Advantage VT Small Cap Growth Fund


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                Wells Fargo Advantage VT Small Cap Growth Fund 31


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.

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reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds          12532008-10
                                                                                                       SVTSCG/SAR14406-10

(WELLS FARGO ADVANTAGE FUNDS LOGO)

(GRAPHIC) Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)          Semi-Annual Report
                   June 30, 2010

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
                   (FORMERLY, WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND)

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www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     6
FUND EXPENSES ............................................................     8
PORTFOLIO OF INVESTMENTS .................................................     9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    15
Statement of Operations ..................................................    16
Statements of Changes in Net Assets ......................................    17
Financial Highlights .....................................................    18
NOTES TO FINANCIAL STATEMENTS ............................................    20
OTHER INFORMATION ........................................................    24
LIST OF ABBREVIATIONS ....................................................    30

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA Special Values Fund approved the reorganization of Evergreen VA Special Values Fund with the Wells Fargo Advantage VT Small Cap Value Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Special Values Fund were acquired by the Wells Fargo Advantage VT Small Cap Value Fund, in exchange for shares of the Wells Fargo Advantage VT Small Cap Value Fund. Shareholders of Evergreen VA Special Values Fund became shareholders of Wells Fargo Advantage VT Small Cap Value Fund.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS (R) AND STAGECOACH FUNDS(R) INTO
     THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                 2 Wells Fargo Advantage VT Small Cap Value Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the

                 Wells Fargo Advantage VT Small Cap Value Fund 3


Letter to Shareholders

trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

                 4 Wells Fargo Advantage VT Small Cap Value Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 6 Wells Fargo Advantage VT Small Cap Value Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND(1)

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

I. Charles Rinaldi

FUND INCEPTION

October 10, 1997

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2010)

Randgold Resources Limited ADR              8.01%
InterOil Corporation                        5.43%
Chimera Investment Corporation              4.00%
UAL Corporation                             2.49%
McMoRan Exploration Company                 2.29%
Range Resources Corporation                 2.27%
Annaly Capital Management Incorporated      1.78%
Chicago Bridge & Iron Company NV            1.71%
GEO Group Incorporated                      1.70%
Argo Group International Holdings Limited   1.54%

SECTOR DISTRIBUTION(3)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

Telecommunication Services    (1%)
Consumer Discretionary        (7%)
Consumer Staples              (1%)
Energy                       (21%)
Financials                   (21%)
Health Care                   (6%)
Industrials                  (14%)
Information Technology       (10%)
Materials                    (19%)

(1.) Prior to May 1, 2010, the WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND was named WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND.

(2.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(3.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                 Wells Fargo Advantage VT Small Cap Value Fund 7


Performance Highlights

                       WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                                Expense Ratio
                                                                                               -----------------
                                                       6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
                                                       ---------   ------   ------   -------   --------   ------
Wells Fargo Advantage VT Small Cap Value Fund           (4.85)      29.40    2.08     4.66       2.57%     1.15%
Russell 2500 Value Index(6)                             (1.57)      26.46    (.09)    7.58

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

(4.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(5.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired Fund fees. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 2500 Value index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

                8 Wells Fargo Advantage VT Small Cap Value Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account fees assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending         Expenses
                                           Account Value   Account Value    Paid During      Net Annual
                                             01-01-2010      06-30-2010     the Period*    Expense Ratio
                                           -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $  951.50         $5.52           1.14%
Hypothetical (5% Return before expenses)     $1,000.00       $1,019.14         $5.71           1.14%

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                 Wells Fargo Advantage VT Small Cap Value Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.05%
APPAREL & ACCESSORY STORES: 1.16%
       5,400   COLLECTIVE BRANDS INCORPORATED+                                                                      $        85,320
       6,100   DELIA*S INCORPORATED+                                                                                          8,967
         500   RUE21 INCORPORATED+                                                                                           15,170
                                                                                                                            109,457
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.30%
         600   LIFE TECHNOLOGIES CORPORATION+                                                                                28,350
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.53%
         855   CAVCO INDUSTRIES INCORPORATED+                                                                                30,079
       1,050   KB HOME                                                                                                       11,550
       4,759   PALM HARBOR HOMES INCORPORATED+                                                                                8,471
                                                                                                                             50,100
                                                                                                                    ---------------
BUSINESS SERVICES: 4.50%
       5,300   ABM INDUSTRIES INCORPORATED                                                                                  111,035
       2,050   COGNEX CORPORATION                                                                                            36,039
       7,673   GEO GROUP INCORPORATED+                                                                                      159,215
       2,142   HEALTHCARE SERVICES GROUP                                                                                     40,591
       6,958   HILL INTERNATIONAL INCORPORATED+                                                                              28,249
       3,200   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                                  22,816
       2,000   KFORCE INCORPORATED+                                                                                          25,500
                                                                                                                            423,445
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 1.33%
      15,705   ORASURE TECHNOLOGIES INCORPORATED+                                                                            72,714
       7,400   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                        52,392
                                                                                                                            125,106
                                                                                                                    ---------------
COAL MINING: 0.21%
       5,200   INTERNATIONAL COAL GROUP INCORPORATED+                                                                        20,020
                                                                                                                    ---------------
COMMERCIAL SERVICES: 1.20%
       2,765   SAIC INCORPORATED+                                                                                            46,286
       2,500   TRANSCEND SERVICES INCORPORATED+                                                                              33,750
       1,085   VERISK ANALYTICS INCORPORATED CLASS A+                                                                        32,442
                                                                                                                            112,478
                                                                                                                    ---------------
COMMUNICATIONS: 2.53%
       4,565   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                        7,167
      20,880   CINCINNATI BELL INCORPORATED+                                                                                 62,849
      66,830   SANDVINE CORPORATION+                                                                                        128,314
         980   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                     39,533
                                                                                                                            237,863
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.70%
       8,500   CHICAGO BRIDGE & IRON COMPANY NV+                                                                            159,885
                                                                                                                    ---------------
CRUDE PETROLEUM & NATURAL GAS: 0.45%
         700   NOBLE ENERGY INCORPORATED                                                                                     42,231
                                                                                                                    ---------------
DATA SERVICES: 0.29%
       5,300   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                  27,348
                                                                                                                    ---------------

                10 Wells Fargo Advantage VT Small Cap Value Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS: 4.70%
         804   AMERIS BACORP                                                                                        $         7,765
       2,615   ASSOCIATED BANC-CORP                                                                                          32,060
       3,500   BANCORP INCORPORATED+                                                                                         27,405
       5,333   CENTER FINANCIAL CORPORATION+                                                                                 27,465
       2,500   CENTERSTATE BANKS INCORPORATED                                                                                25,225
         600   CITY NATIONAL CORPORATION                                                                                     30,738
       5,900   COMMUNITY BANKERS TRUST CORPORATION                                                                           13,216
       1,710   FIRST HORIZON NATIONAL CORPORATION+                                                                           19,583
       2,115   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                    26,501
       1,165   IBERIABANK CORPORATION                                                                                        59,974
         985   NORTHWEST BANCSHARES INCORPORATED                                                                             11,298
       1,020   SANDY SPRING BANCORP INCORPORATED                                                                             14,290
         900   SVB FINANCIAL GROUP+                                                                                          37,107
       2,625   WESTERN LIBERTY BANCORP+                                                                                      19,819
       5,400   WHITNEY HOLDING CORPORATION                                                                                   49,950
       3,600   WILMINGTON TRUST CORPORATION                                                                                  39,924
                                                                                                                            442,320
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.45%
      10,700   WENDY'S ARBY'S GROUP INCORPORATED                                                                             42,800
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.35%
       3,300   CORINTHIAN COLLEGES INCORPORATED+                                                                             32,505
                                                                                                                    ---------------
ELECTRONIC: 0.27%
       1,390   GENTEX CORPORATION                                                                                            24,992
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.05%
       1,100   GRAFTECH INTERNATIONAL LIMITED+                                                                               16,082
       6,100   HARMONIC INCORPORATED+                                                                                        33,184
       3,070   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                       30,332
      41,365   MRV COMMUNICATIONS INCORPORATED+                                                                              53,775
       2,960   OSI SYSTEMS INCORPORATED+                                                                                     82,199
      16,490   POWER-ONE INCORPORATED+                                                                                      111,308
      38,170   TRIDENT MICROSYSTEMS INCORPORATED+                                                                            54,201
                                                                                                                            381,081
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.11%
       1,700   INFINITY PHARMACEUTICALS INCORPORATED+                                                                        10,047
                                                                                                                    ---------------
ENTERTAINMENT PRODUCTION: 0.66%
       2,000   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                                61,860
                                                                                                                    ---------------
ENVIRONMENTAL CONTROL: 0.53%
       3,750   CALGON CARBON CORPORATION+                                                                                    49,650
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.34%
       1,200   FOOT LOCKER INCORPORATED                                                                                      15,144
       2,200   SAKS INCORPORATED+                                                                                            16,698
                                                                                                                             31,842
                                                                                                                    ---------------
HEALTH SERVICES: 2.44%
       1,100   AMEDISYS INCORPORATED+                                                                                        48,367
         870   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                        29,415
       7,100   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                        63,829
       1,200   GENTIVA HEALTH SERVICES INCORPORATED+                                                                         32,412

                Wells Fargo Advantage VT Small Cap Value Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
HEALTH SERVICES (continued)
       1,700   HEALTHWAYS INCORPORATED+                                                                             $        20,264
       4,200   MDS INCORPORATED+                                                                                             35,406
                                                                                                                            229,693
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.65%
       2,370   SUN COMMUNITIES INCORPORATED                                                                                  61,525
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.19%
       9,620   CRAY INCORPORATED+                                                                                            53,680
      10,385   INTERMEC INCORPORATED+                                                                                       106,446
       5,000   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                         46,000
                                                                                                                            206,126
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.56%
       4,700   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                    143,773
       1,860   MERCURY GENERAL CORPORATION                                                                                   77,078
         500   NYMAGIC INCORPORATED                                                                                           9,645
         700   ONEBEACON INSURANCE GROUP LIMITED                                                                             10,024
                                                                                                                            240,520
                                                                                                                    ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.97%
         875   ARTIO GLOBAL INVESTORS INCORPORATED                                                                           13,773
     121,440   SANDSTORM RESOURCES LIMITED+                                                                                  77,572
                                                                                                                             91,345
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.31%
       1,535   CORRECTIONS CORPORATION OF AMERICA+                                                                           29,288
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.35%
       1,805   SKYLINE CORPORATION                                                                                           32,508
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.34%
       1,650   COHERENT INCORPORATED+                                                                                        56,595
       3,935   FORMFACTOR INCORPORATED+                                                                                      42,498
       2,250   HOLOGIC INCORPORATED+                                                                                         31,343
      20,950   ION GEOPHYSICAL CORPORATION+                                                                                  72,906
      10,800   LTX-CREDENCE CORPORATION+                                                                                     30,564
       1,430   STERIS CORPORATION                                                                                            44,444
       3,400   SYMMETRY MEDICAL INCORPORATED+                                                                                35,836
                                                                                                                            314,186
                                                                                                                    ---------------
MEDIA: 0.29%
       5,800   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                        27,086
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.42%
         750   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                          39,210
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.31%
         585   STRYKER CORPORATION                                                                                           29,285
                                                                                                                    ---------------
METAL MINING: 14.22%
       2,140   AGNICO-EAGLE MINES LIMITED                                                                                   130,069
       2,100   CENTERRA GOLD INCORPORATED RESTRICTED++(a)                                                                    23,139
       1,600   ELDORADO GOLD CORPORATION                                                                                     28,736
         720   MARKET VECTORS GOLD MINERS ETF                                                                                37,411
       2,000   NEWMONT MINING CORPORATION                                                                                   123,480

                12 Wells Fargo Advantage VT Small Cap Value Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
METAL MINING (continued)
      33,885   PETAQUILLA MINERALS LIMITED+                                                                         $        10,843
       7,905   RANDGOLD RESOURCES LIMITED ADR                                                                               748,999
       2,240   ROYAL GOLD INCORPORATED                                                                                      107,520
      20,465   SAN GOLD CORPORATION+                                                                                         87,334
       3,900   YAMANA GOLD INCORPORATED                                                                                      40,170
                                                                                                                          1,337,701
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.25%
       1,900   HARRY WINSTON DIAMOND CORPORATION+                                                                            23,313
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.44%
       8,330   ACCO BRANDS CORPORATION+                                                                                      41,567
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.23%
       3,000   COVENANT TRANSPORT INCORPORATED CLASS A+                                                                      20,250
       7,520   YRC WORLDWIDE INCORPORATED+                                                                                    1,128
                                                                                                                             21,378
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.01%
       3,469   SANDSTORM METALS & ENERGY LIMITED+                                                                             1,141
                                                                                                                    ---------------
OIL & GAS EXPLORATION: 1.37%
      14,740   TRILOGY ENERGY CORPORATION                                                                                   128,493
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 11.53%
      22,400   GLOBAL INDUSTRIES LIMITED+                                                                                   100,576
       4,570   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                    49,219
       8,295   KEY ENERGY SERVICES INCORPORATED+                                                                             76,148
      19,300   MCMORAN EXPLORATION COMPANY+                                                                                 214,423
       1,240   NEWFIELD EXPLORATION COMPANY+                                                                                 60,586
      22,240   NEWPARK RESOURCES INCORPORATED+                                                                              134,552
         600   OCEANEERING INTERNATIONAL INCORPORATED+                                                                       26,940
       6,600   PARKER DRILLING COMPANY+                                                                                      26,070
         700   PETROHAWK ENERGY CORPORATION+                                                                                 11,879
         735   PIONEER NATURAL RESOURCES COMPANY                                                                             43,696
       1,830   PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                      37,716
       1,450   PRIDE INTERNATIONAL INCORPORATED+                                                                             32,393
       5,292   RANGE RESOURCES CORPORATION                                                                                  212,474
         400   SWIFT ENERGY COMPANY+                                                                                         10,764
       5,600   VANTAGE DRILLING COMPANY+                                                                                      7,560
       5,300   WILLBROS GROUP INCORPORATED+                                                                                  39,220
                                                                                                                          1,084,216
                                                                                                                    ---------------
OIL & GAS FIELD SERVICES: 0.30%
         620   TRANSOCEAN LIMITED+                                                                                           28,725
                                                                                                                    ---------------
OIL & OIL SERVICES: 0.66%
       1,700   HELMERICH & PAYNE INCORPORATED                                                                                62,084
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.37%
       5,100   WAUSAU PAPER CORPORATION+                                                                                     34,527
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.64%
      11,420   INTEROIL CORPORATION+                                                                                        507,162
         755   MARATHON OIL CORPORATION                                                                                      23,473
                                                                                                                            530,635
                                                                                                                    ---------------

                Wells Fargo Advantage VT Small Cap Value Fund 13


Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
PRIMARY METAL INDUSTRIES: 2.23%
       1,800   CARPENTER TECHNOLOGY CORPORATION                                                                     $        59,094
       7,000   STEEL DYNAMICS INCORPORATED                                                                                   92,330
       1,000   UNITED STATES STEEL CORPORATION                                                                               38,550
         300   WEBCO INDUSTRIES INCORPORATED+(a)                                                                             19,500
                                                                                                                            209,474
                                                                                                                    ---------------
PUBLISHING: 0.15%
       3,951   CAMBIUM LEARNING GROUP INCORPORATED+                                                                          14,224
                                                                                                                    ---------------
REAL ESTATE: 0.91%
       4,300   INVESCO MORTGAGE CAPITAL                                                                                      86,043
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 11.24%
       9,700   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                       166,355
      10,790   ANWORTH MORTGAGE ASSET CORPORATION                                                                            76,825
       2,100   ARMOUR RESIDENTIAL REIT INCORPORATED                                                                          13,356
      11,845   CAPSTEAD MORTGAGE CORPORATION                                                                                131,006
     103,510   CHIMERA INVESTMENT CORPORATION                                                                               373,671
       1,270   CREXUS INVESTMENT CORPORATION                                                                                 15,786
       3,275   HATTERAS FINANCIAL CORPORATION                                                                                91,111
       5,215   HILLTOP HOLDINGS INCORPORATED+                                                                                52,202
       6,940   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                         51,356
         500   PRIMORIS SERVICES CORPORATION                                                                                  3,150
       2,700   REDWOOD TRUST INCORPORATED                                                                                    39,528
       2,400   SILVER STANDARD RESOURCES INCORPORATED+                                                                       42,840
                                                                                                                          1,057,186
                                                                                                                    ---------------
RENTAL AUTO/EQUIPMENT: 0.12%
       1,200   UNITED RENTALS INCORPORATED+                                                                                  11,184
                                                                                                                    ---------------
RETAIL-DRUG STORES: 0.23%
         850   VITAMIN SHOPPE INCORPORATED+                                                                                  21,803
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.56%
      25,100   INTERTAPE POLYMER GROUP INCORPORATED+                                                                         52,507
                                                                                                                    ---------------
SEMICONDUCTORS: 0.31%
       3,475   MICRON TECHNOLOGY INCORPORATED+                                                                               29,503
                                                                                                                    ---------------
SOFTWARE: 0.15%
         400   INTUIT INCORPORATED+                                                                                          13,908
                                                                                                                    ---------------
TECHNOLOGY: 0.13%
       4,600   ASCENT SOLAR TECHNOLOGIES INCORPORATED+                                                                       12,558
                                                                                                                    ---------------
THEATERS & ENTERTAINMENT: 0.59%
       4,260   REGAL ENTERTAINMENT GROUP CLASS A                                                                             55,550
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 5.84%
       1,900   ALASKA AIR GROUP INCORPORATED+                                                                                85,405
      11,100   DELTA AIR LINES INCORPORATED+                                                                                130,425
       3,400   LAN AIRLINES SA ADR                                                                                           62,934
       2,300   PHI INCORPORATED (NON-VOTING)+                                                                                32,407
         400   PHI INCORPORATED (VOTING)+                                                                                     6,020
      11,300   UAL CORPORATION+                                                                                             232,328

                                                                                                                            549,519
                                                                                                                    ---------------

                14 Wells Fargo Advantage VT Small Cap Value Fund

                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                             VALUE
------------   --------------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT: 0.66%
       3,970   ORBITAL SCIENCES CORPORATION+                                                                        $        62,607
                                                                                                                    ---------------
WATER TRANSPORTATION: 0.42%
      16,160   STAR BULK CARRIERS CORPORATION                                                                                39,107
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $9,463,307)                                                                                     9,223,105
                                                                                                                    ---------------
INVESTMENT COMPANIES: 0.43%
       1,733   KBW REGIONAL BANKING ETF                                                                                      40,015

TOTAL INVESTMENT COMPANIES (COST $38,464)                                                                                    40,015
                                                                                                                    ---------------

                                                                                                  EXPIRATION DATE
                                                                                                  ---------------
WARRANTS: 0.04%
       1,900   ARMOUR RESIDENTIAL REIT INCORPORATED (REITS)+                                         11/07/2011                 112
       1,920   PRIMORIS SERVICES CORPORATION (HOLDING COMPANY)+                                      10/02/2010               3,356

TOTAL WARRANTS (COST $1,204)                                                                                                  3,468
                                                                                                                    ---------------

                                                                                          YIELD
                                                                                          -----
SHORT-TERM INVESTMENTS: 0.87%

INVESTMENT COMPANIES: 0.87%
      81,945   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                              0.28%                             81,945
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $81,945)                                                                                  81,945
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $9,584,920)*                                                                99.39%                                  9,348,533
OTHER ASSETS AND LIABILITIES, NET                                                  0.61                                      57,640
                                                                                 ------                             ---------------
TOTAL NET ASSETS                                                                 100.00%                            $     9,406,173
                                                                                 ------                             ---------------

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

* Cost for federal income tax purposes is $10,122,930 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation   $ 1,041,560
     Gross unrealized depreciation    (1,815,957)
     Net unrealized depreciation     $  (774,397)

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage VT Small Cap Value Fund 15


Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unafilliated securities, at value ................................   $  9,266,588
      In affiliated securities, at value ..................................         81,945
                                                                              ------------
   Total investments, at value (see cost below) ...........................      9,348,533
                                                                              ------------
      Foreign currency, at value (see cost below) .........................         18,730
      Receivable for Fund shares issued ...................................            246
      Receivable for investments sold .....................................         54,127
      Receivable for dividends ............................................         39,497
                                                                              ------------
Total assets ..............................................................      9,461,133
                                                                              ------------
LIABILITIES
      Payable for fund shares redeemed ....................................          4,527
      Payable for investments purchased ...................................         26,364
      Payable to investment advisor and affiliates ........................          2,117
      Accrued expenses and other liabilities ..............................         21,952
                                                                              ------------
Total liabilities .........................................................         54,960
                                                                              ------------
TOTAL NET ASSETS ..........................................................   $  9,406,173
                                                                              ============
NET ASSETS CONSIST OF
      Paid-in capital .....................................................   $ 12,879,006
      Undistributed net investment income .................................        166,093
      Accumulated net realized loss on investments ........................     (3,401,798)
      Net unrealized depreciation of investments and foreign currencies ...       (237,128)
                                                                              ------------
TOTAL NET ASSETS ..........................................................   $  9,406,173
                                                                              ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
      Net assets ..........................................................   $  9,406,173
      Shares outstanding ..................................................      1,265,904
      Net asset value and offering price per share ........................   $       7.43
                                                                              ------------
      Investments, at cost ................................................   $  9,584,920
                                                                              ------------
      Foreign currency, at cost ...........................................   $     19,471
                                                                              ------------

(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                16 Wells Fargo Advantage VT Small Cap Value Fund


     Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Dividends(1) ............................................................................................   $ 119,041
   Income from affiliated securities .......................................................................          58
                                                                                                               ---------
Total investment income ....................................................................................     119,099
                                                                                                               ---------
EXPENSES
   Advisory fees ...........................................................................................      42,155
   Administration fees .....................................................................................       8,993
   Custody fees ............................................................................................       4,555
   Accounting fees .........................................................................................       2,573
   Distribution fees .......................................................................................      14,052
   Professional fees .......................................................................................      18,077
   Shareholder reports .....................................................................................      13,654
   Trustees' fees ..........................................................................................       5,158
   Other fees and expenses .................................................................................         705
                                                                                                               ---------
Total expenses .............................................................................................     109,922
                                                                                                               ---------
LESS
   Waived fees and/or reimbursed expenses ..................................................................     (45,847)
   Net expenses ............................................................................................      64,075
                                                                                                               ---------
Net investment income ......................................................................................      55,024
                                                                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from unaffiliated securities and foreign currencies ......................................    (358,239)
Net change in unrealized appreciation (depreciation) of unaffiliated securities and foreign currencies .....    (181,386)
                                                                                                               ---------
Net realized and unrealized gain (loss) on investments .....................................................    (539,625)
                                                                                                               ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................   $(484,601)
                                                                                                               =========
(1.) Net foreign withholding taxes of ......................................................................   $     944

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage VT Small Cap Value Fund 17


Statements of Changes in Net Assets

                                                                                        For the
                                                                                   Six Months Ended        For the
                                                                                     June 30, 2010        Year Ended
                                                                                      (Unaudited)     December 31, 2009
                                                                                   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................      $12,017,645        $ 7,928,361
OPERATIONS
   Net investment income .......................................................           55,024            124,103
   Net realized loss on investments ............................................         (358,239)        (2,340,447)
   Net change in unrealized appreciation (depreciation) of investments .........         (181,386)         6,490,502
                                                                                      -----------        -----------
Net increase (decrease) in net assets resulting from operations ................         (484,601)         4,274,158
                                                                                      -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .......................................................                0           (108,823)
                                                                                      -----------        -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...................................................          776,885          3,582,603
   Reinvestment of distributions ...............................................                0            108,823
   Cost of shares redeemed .....................................................       (2,903,756)        (3,767,477)
                                                                                      -----------        -----------
Net decrease in net assets resulting from capital share transactions ...........       (2,126,871)           (76,051)
                                                                                      -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (2,611,472)         4,089,284
                                                                                      ===========        ===========
ENDING NET ASSETS ..............................................................      $ 9,406,173        $12,017,645
                                                                                      ===========        ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........................      $   166,093        $   111,069
                                                                                      ===========        ===========
SHARES ISSUED AND REDEEMED
   Shares sold .................................................................           97,487            557,400
   Shares issued in reinvestment of distributions ..............................                0             18,570
   Shares redeemed .............................................................         (365,781)          (642,164)
                                                                                      -----------        -----------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         (268,294)           (66,194)
                                                                                      ===========        ===========

The accompanying notes are an integral part of these financial statements.

                18 Wells Fargo Advantage VT Small Cap Value Fund


                                                            Financial Highlights

                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized      from Net      Distributions
                                                         Value Per     Investment      Gain (Loss)      Investment       from Net
                                                           Share     Income (Loss)   on Investments       Income      Realized Gains
                                                         ---------   -------------   --------------   -------------   --------------
January 1, 2010 to June 30, 2010 (Unaudited) .........     $ 7.83         0.06           (0.46)            0.00            0.00
January 1, 2009 to December 31, 2009 .................     $ 4.95         0.08            2.87            (0.07)           0.00
January 1, 2008 to December 31, 2008 .................     $11.08         0.09(2)        (4.21)            0.00           (2.01)
January 1, 2007 to December 31, 2007 .................     $13.22        (0.04)           0.21             0.00           (2.31)
January 1, 2006 to December 31, 2006 .................     $13.66        (0.03)           1.84             0.00           (2.25)
January 1, 2005 to December 31, 2005 .................     $11.77        (0.06)           2.00            (0.05)           0.00

(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage VT Small Cap Value Fund 19


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------
  $ 7.43         0.96%         1.96%      1.14%      (4.85)%       52%         $ 9,406
  $ 7.83         1.39%         2.56%      1.14%      60.18%        45%         $12,018
  $ 4.95         1.18%         1.69%      1.14%     (44.55)%       39%         $ 7,928
  $11.08        (0.31)%        1.51%      1.14%      (0.32)%       60%         $17,527
  $13.22        (0.23)%        1.46%      1.14%      15.29%        81%         $23,462
  $13.66        (0.49)%        1.48%      1.15%      16.50%       112%         $23,889

                20 Wells Fargo Advantage VT Small Cap Value Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Small Cap Value Fund (the "Fund") (formerly, Wells Fargo Advantage VT Small/Mid Cap Value Fund). The Fund is a diversified series of the Trust a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicle for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds

                Wells Fargo Advantage VT Small Cap Value Fund 21


Notes to Financial Statements (Unaudited)

Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $2,481,646 with $114,452 expiring in 2016 and $2,367,194 expiring in 2017.

As of December 31, 2009, the Fund had $67,309 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

_    Level 1 - quoted prices in active markets for identical securities

_ Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

_ Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                22 Wells Fargo Advantage VT Small Cap Value Fund


                                       Notes to Financial Statements (Unaudited)

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                               Significant Other    Significant
                                                   Observable      Unobservable
                               Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES        (Level 1)          (Level 2)        (Level 3)        Total
----------------------------   -------------   -----------------   ------------   ------------
Equity securities
   COMMON STOCKS                 $9,180,466            $0             $42,639      $9,223,105
   INVESTMENT COMPANIES              40,015             0                   0          40,015
   WARRANTS                           3,468             0                   0           3,468
Investment companies                 81,945             0                   0          81,945
                                 ----------            --             -------      ----------
                                 $9,305,894            $0             $42,639      $9,348,533
                                 ----------            --             -------      ----------

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                      Common Stocks
                                                      -------------
BALANCE AS OF DECEMBER 31, 2009                          $     0
   Realized gains or losses                                    0
   Change in unrealized appreciation (depreciation)          387
   Net purchases (sales)                                  42,252
   Transfers in and/or out of Level 3                          0
                                                         -------
BALANCE AS OF JUNE 30, 2010                              $42,639
                                                         -------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   RELATING TO SECURITIES STILL HELD
   AT JUNE 30, 2010                                      $   387

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.75% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

                Wells Fargo Advantage VT Small Cap Value Fund 23


Notes to Financial Statements (Unaudited)

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $5,800,289 and $7,426,177, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Special Values Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The Fund renamed its existing single class of shares as Class 2 and created Class 1 to receive the assets from the acquired fund. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA Special Values Fund for 8,244,066 shares of the Fund valued at $60,680,443 at an exchange ratio of 1.56 and 1.55 for Class 1 and Class 2 shares, respectively. Shareholders holding Class 1 and Class 2 shares of Evergreen VA Special Values Fund received Class 1 and Class 2 shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen VA Special Values Fund with a fair value of $60,693,159, identified cost of $60,659,673 and unrealized appreciation of $33,486 at July 16, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen VA Special Values Fund and the Fund immediately prior to the acquisition were $60,680,443 and $9,494,728, respectively. The aggregate net assets of the Fund immediately after the acquisition were $70,175,171. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA Special Values Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the Fund's pro forma results of operations for the six months ended June 30, 2010 would have been:

NET INVESTMENT INCOME                                  $ 162,173
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS        $(754,334)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(592,161)

                24 Wells Fargo Advantage VT Small Cap Value Fund


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Peter G. Gordon          Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser.      None
67                       Chairman, since 2005    Water Company.
                         (Lead Trustee since
                         2001)

Isaiah Harris, Jr.       Advisory Board          Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
57                       Trustee, since 2008     Advertising and Publishing Corp from 2005 to 2007, President    Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

Dr. Leroy Keith, Jr.(3)  Trustee, since          Chairman, Bloc Global Services (development and construction),  Trustee, Phoenix
71                       2010                    Trustee, Phoenix Fund Complex and Director, Diversapack Co.     Fund Complex
                                                 (packaging company). Trustee of the Evergreen Funds from        (consisting of 46
                                                 1983 to 2010. Former Managing Director, Almanac Capital         portfolios as of
                                                 Management (commodities firm), former Partner, Stonington       12/31/09)
                                                 Partners, Inc. (private equity fund), former Director, Obagi
                                                 Medical Products Co. and former Director, Lincoln Educational
                                                 Services.

Judith M. Johnson        Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief       None
61                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

                Wells Fargo Advantage VT Small Cap Value Fund 25


Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
David F. Larcker         Advisory Board          James Irvin Miller Professor of Accounting at the Graduate      None
59                       Trustee, since 2008     School of Business, Stanford University, Director of Corporate
                                                 Governance Research Program and Co-Director of The Rock Center
                                                 for Corporate Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of Business,
                                                 Stanford University. Prior thereto, Ernst & Young Professor of
                                                 Accounting at The Wharton School, University of Pennsylvania
                                                 from 1985 to 2005.

Olivia S. Mitchell       Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,     None
57                                               University of Pennsylvania. Director of the Boettner Center on
                                                 Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

Timothy J. Penny         Trustee, since 1996     President and CEO of Southern Minnesota Initiative Foundation,  None
58                                               a non-profit organization, since 2007 and Senior Fellow at the
                                                 Humphrey Institute Policy Forum at the University of Minnesota
                                                 since 1995. Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit organization, since 2007.

Michael S. Scofield(3)   Trustee, since          Trustee of the Evergreen Funds from 1984 to 2010. Retired       None
67                       2010                    Attorney, Law Offices of Michael S. Scofield and former
                                                 Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke        Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General         None
70                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Karla M. Rabusch         President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and          None
51                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds        None
50                       Chief Legal Counsel,    Management, LLC since 2001. Vice President and Managing
                         since 2003              Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)        Treasurer, since 2009   Senior Vice President of Evergreen Investment Management        None
39                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(5)         Assistant Treasurer,    Vice President of Evergreen Investment Management Company, LLC  None
35                       since 2009              since 2008. Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC
                                                 since 2004.

                26 Wells Fargo Advantage VT Small Cap Value Fund


                                                   Other Information (Unaudited)

                         Position Held and
Name and Age             Length of Service(2)    Principal Occupations During Past Five Years                    Other Directorships
-----------------------  ----------------------  --------------------------------------------------------------  -------------------
Jeremy DePalma(5)        Assistant Treasurer,    Senior Vice President of Evergreen Investment Management        None
36                       since 2009              Company, LLC since 2008. Vice President, Evergreen Investment
                                                 Services, Inc. from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early          Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
46                       Officer, since 2007     since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                Wells Fargo Advantage VT Small Cap Value Fund 27


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT SMALL CAP VALUE FUND (F/K/A VT SMALL/MID CAP VALUE FUND)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Small Cap Value Fund (formerly named the VT Small/Mid Cap Value Fund) (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than or not appreciably lower than the median performance of the Fund's Universe.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee

                28 Wells Fargo Advantage VT Small Cap Value Fund


                                                   Other Information (Unaudited)

waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate and the Net Advisory Rate for the Fund were in range of the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, and taking into account changes in Advisory Agreement Rate with respect to the Fund, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

                Wells Fargo Advantage VT Small Cap Value Fund 29


Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                30 Wells Fargo Advantage VT Small Cap Value Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

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

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

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

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds   www.wellsfargo.com/advantagefunds      125321 08-10
Management, LLC. All rights                                 SVTSCV/SAR 145 06-10
reserved.

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(LOGO) REDUCE CLUTTER. SAVE TREES.

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reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)

Semi-Annual Report
June 30, 2010

                WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

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                                    Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    6
FUND EXPENSES .............................................................    8
PORTFOLIO OF INVESTMENTS ..................................................    9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   20
Statement of Operations ...................................................   21
Statements of Changes in Net Assets .......................................   22
Financial Highlights ......................................................   24
NOTES TO FINANCIAL STATEMENTS .............................................   26
OTHER INFORMATION .........................................................   32
LIST OF ABBREVIATIONS .....................................................   38

NOTICE TO SHAREHOLDERS:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA Core Bond Fund approved the reorganization of Evergreen VA Core Bond Fund with the Wells Fargo Advantage VT Total Return Bond Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Core Bond Fund were acquired by the Wells Fargo Advantage VT Total Return Bond Fund, in exchange for shares of the Wells Fargo Advantage VT Total Return Bond Fund. Shareholders of Evergreen VA Core Bond Fund became shareholders of Wells Fargo Advantage VT Total Return Bond Fund.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

This represents the Wells Fargo Advantage Fund lineup as of July 19, 2010.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

               2 Wells Fargo Advantage VT Total Return Bond Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M RABUSCH)

Karla M Rabusch,
President
Wells Fargo Advantage Funds

PRIVATE-SECTOR PAYROLL EMPLOYMENT MODERATED BUT REMAINED POSITIVE DURING THE SIX-MONTH PERIOD.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND for the six-month period that ended June 30, 2010. Signs of economic improvement moderated during the six-month period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009. Despite the heightened market volatility during the period, we believe that the advance in the financial markets since early 2009 underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

ECONOMIC GROWTH MODERATED BUT REMAINED SOLID.

Economic growth moderated during the six-month period but remained solid as the economic recovery appeared to remain on track. Gross Domestic Product (GDP) growth was 2.7% and 2.4% in the first and second quarters of 2010, respectively. GDP returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the six-month period.

THE UNEMPLOYMENT RATE EDGED DOWN BUT REMAINED ELEVATED.

Private-sector payroll employment moderated but remained positive during the six-month period. After having added 241,000 workers in April 2010, U.S. employers added 33,000 workers in May and 83,000 in June. For the first half of 2010, private-sector payrolls increased by 593,000 workers. The unemployment rate edged down to 9.5% in June, although that was partially attributable to a decline in the labor force. The jobless rate peaked at 10.1% in October 2009--its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession, and the number of long-term unemployed--those out of work for 27 weeks or longer--remained elevated, ending the period at 6.8 million.

Other economic data were mixed during the six-month period, raising concerns about the sustainability of the recovery. Retail sales were strong through April 2010 but then declined in May for the first time since September 2009. Consumer confidence weakened in May as consumers remained concerned about income and job prospects, although most of the weakness came from areas near the Gulf of Mexico oil spill. New and existing home sales in May were lower than expected as the government tax credit ended, renewing concerns about the ongoing fragility of the housing market. On the positive side, industrial production continued to see gains, inflation remained subdued, and interest rates remained at historically low levels.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending remained constrained during the six-month period, indicating that the

               Wells Fargo Advantage VT Total Return Bond Fund  3


Letter to Shareholders

trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

The FOMC's final statement during the six-month period noted a continuation of the economic recovery and gradual improvement in the labor market. It also cited increases in both household and business spending. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

FINANCIAL MARKETS SAW A SHIFT IN SENTIMENT AS VOLATILITY SPIKED.

The equity markets saw a significant shift in sentiment during the six-month period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the six-month period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts' estimates for the first quarter of 2010. For the four-month period through April, the S&P 500 Index gained 7.1%, the NASDAQ Composite Index rose 8.7%, and the Dow Jones Industrial Average advanced 6.4%.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. During that two-month period, the S&P 500 Index declined 13.1%, the NASDAQ Composite Index fell 14.3%, and the Dow Jones Industrial Average was down 11.2%.

For the full six-month period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Over the six-month period, small cap stocks and mid cap stocks had nearly equal returns and significantly outpaced large cap stocks, as measured by the Russell indices. The Russell 2000(R) Index of small cap stocks fell 1.9%, the Russell Midcap(R) Index declined 2.0%, and the Russell 1000(R) Index of large cap stocks lost 6.4%. Among investment styles, value outperformed growth across the capitalization spectrum.

THE STRONG RALLY THAT BEGAN IN MARCH 2009 CONTINUED THROUGH APRIL 2010, BUT GROWING CONCERNS ABOUT THE STRENGTH OF GLOBAL ECONOMIC GROWTH RESULTED IN A RAPID CORRECTION IN MAY AND JUNE.

               4 Wells Fargo Advantage VT Total Return Bond Fund


                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 30, 2010, saw renewed volatility and a significant correction in the equity markets. We believe, however, that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals through periods of volatility, so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                6 Wells Fargo Advantage VT Total Return Bond Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Troy Ludgood
Thomas O'Connor, CFA

FUND INCEPTION
September 20, 1999

PORTFOLIO ALLOCATION(1)
(AS OF JUNE 30, 2010)

                                  (PIE CHART)

Asset-Backed Securities                (6%)
Collateralized Mortgage Obligations   (22%)
Corporate Bonds                       (21%)
Federal Agencies                      (30%)
U.S. Treasury Securities              (21%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                Wells Fargo Advantage VT Total Return Bond Fund 7


Performance Highlights

                     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                                          Expense Ratio
                                                                                        -----------------
                                                  6 Months*   1 Year  5 Year   10 Year  Gross(2)   Net(3)
                                                  ---------   ------  ------   -------  --------   ------
Wells Fargo Advantage VT Total Return Bond Fund      5.50      11.36   5.85      6.70     1.21%     0.91%
Barclays Capital U.S. Aggregate Bond Index(4)        5.33       9.50   5.54      6.47

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage-and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(2.) Reflects the gross expense ratio as stated in the May 1, 2010 prospectus.

(3.) The investment adviser has contractually committed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, including acquired fund fees. Without these reductions, the Fund's returns would have been lower.

(4.) The Barclays Capital U.S. Aggregate Bond index is composed of the Barclays
     Capital Government/Credit index and the Mortgage-Backed Securities index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

                8 Wells Fargo Advantage VT Total Return Bond Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning        Ending        Expenses
                                           Account Value   Account Value   Paid During     Net Annual
                                             01-01-2010      06-30-2010    the Period*   Expense Ratio
                                           -------------   -------------   -----------   -------------
Actual                                       $1,000.00       $1,055.00        $4.59          0.90%
Hypothetical (5% Return before expenses)     $1,000.00       $1,020.33        $4.51          0.90%

----------
* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

               Wells Fargo Advantage VT Total Return Bond Fund 9


Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
ASSET-BACKED SECURITIES: 6.14%
$      218,000   ALLY MASTER OWNER TRUST SERIES 2010-3 CLASS A++                       2.88%      04/15/2015   $      221,067
     1,152,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1 CLASS A1+/-          0.93       04/15/2013        1,153,820
        34,909   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                 CLASS A2A+/-                                                          0.39       12/25/2036           32,498
       246,000   DISCOVER CARD MASTER TRUST SERIES 2009-A2 CLASS A+/-                  1.65       02/17/2015          250,658
       169,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2010-3 CLASS
                 A1++                                                                  4.20       02/15/2017          177,681
        70,637   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-3 CLASS 4A               5.22       06/15/2013           72,429
       148,000   HUNTINGTON AUTO TRUST SERIES 2009-1A CLASS A4++                       5.73       01/15/2014          158,879
       101,000   JPMORGAN CHASE ISSUANCE TRUST SERIES 2008-A3 CLASS A+/-               1.45       03/15/2016          103,723
        17,983   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-             0.39       01/25/2037           17,482
        16,419   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-            0.40       12/25/2036           15,879
        37,616   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-      0.46       02/25/2047           29,498
       333,000   NELNET STUDENT LOAN TRUST SERIES 2008-3 CLASS A4+/-                   2.15       11/25/2024          345,074
       153,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-1CLASS A3             5.00       09/15/2014          158,190
       141,000   NORDSTROM CREDIT CARD MASTER TRUST SERIES 2007-2 CLASS A+/-++         0.41       05/15/2015          138,408
       591,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                     2.14       12/15/2032          613,669
       121,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                      1.97       07/25/2022          126,928

TOTAL ASSET-BACKED SECURITIES (COST $3,603,022)                                                                    3,615,883
                                                                                                               --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.02%
       131,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2+/-           7.78       10/13/2026          136,310
       100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2002-PB2 CLASS B                                                      6.31       06/11/2035          105,213
        31,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-6
                 CLASS A3                                                              4.51       12/10/2042           31,700
       194,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-4
                 CLASS A5A                                                             4.93       07/10/2045          196,675
       123,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-3
                 CLASS A4                                                              5.89       07/10/2044          124,937
       235,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION SERIES
                 2006-5 CLASS A4                                                       5.41       09/10/2047          245,909
        68,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2001-TOP4 CLASS A3                                             5.61       11/15/2033           70,236
        92,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2002-PBW1 CLASS A2                                             4.72       11/11/2035           96,107
        40,640   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2003-T12 CLASS A3                                              4.24       08/13/2039           41,756
        44,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2004-PWR4 CLASS A3                                             5.47       06/11/2041           47,062
        87,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2005-PW10 CLASS A4                                             5.41       12/11/2040           91,451
        44,419   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATION
                 SERIES 2005-PWR7 CLASS A                                              4.95       02/11/2041           45,413
       124,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4               6.98       01/17/2032          136,534
        92,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB2A
                 CLASS A4                                                              4.72       03/10/2039           95,283
        98,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2001-J2
                 CLASS B++                                                             6.30       07/16/2034          109,343
       130,000   CREDIT SUISSE COMMERCIAL MORTGAGE TRUST SERIES 2007-C5 CLASS A3       5.69       09/15/2040          131,927
        30,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-CKN2 CLASS A3                                             6.13       04/15/2037           31,683
         2,607   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-CKS4 CLASS A1                                             4.49       11/15/2036            2,628
        84,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-CKS4 CLASS A2                                             5.18       11/15/2036           88,255
        63,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-CP5 CLASS A2                                              4.94       12/15/2035           66,468
        63,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-CPN1 CLASS A2                                             4.60       03/15/2035           65,991
        22,509   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-C1 CLASS A3                                               4.81       02/15/2038           22,988
        81,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-C2 CLASS A4                                               4.83       04/15/2037           82,255

               10 Wells Fargo Advantage VT Total Return Bond Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       98,789   DEVELOPERS DIVERSIFIED REALTY CORPORATION SERIES 2009-DDR1
                 CLASS A++                                                             3.81%      10/14/2022   $      102,008
       166,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES SERIES
                 K003 CLASS AAB                                                        4.77       05/25/2018          179,414
       235,000   FHLMC SERIES 2558 CLASS BD                                            5.00       01/15/2018          256,752
        80,000   FHLMC SERIES 2590 CLASS BY                                            5.00       03/15/2018           87,422
       158,636   FHLMC SERIES 2590 CLASS NU                                            5.00       06/15/2017          164,290
        53,000   FHLMC SERIES 2676 CLASS CY                                            4.00       09/15/2018           55,879
        23,689   FHLMC SERIES 2727 CLASS PW                                            3.57       06/15/2029           24,158
        91,000   FHLMC SERIES 2765 CLASS CT                                            4.00       03/15/2019           95,021
       191,000   FHLMC SERIES 2843 CLASS BC                                            5.00       08/15/2019          208,449
       104,000   FHLMC SERIES 2875 CLASS HB                                            4.00       10/15/2019          108,290
         2,000   FHLMC SERIES 3008 CLASS JM                                            4.50       07/15/2025            2,111
       336,410   FHLMC SERIES 3028 CLASS PG                                            5.50       09/15/2035          359,933
         4,891   FHLMC SERIES 3052 CLASS MH                                            5.25       10/15/2034            5,213
        10,000   FHLMC SERIES 3234 CLASS MC                                            4.50       10/15/2036           10,583
        69,220   FHLMC SERIES 3325 CLASS JL                                            5.50       06/15/2037           75,147
       178,000   FHLMC SERIES 3372 CLASS BD                                            4.50       10/15/2022          190,280
       207,941   FHLMC SERIES 3631 CLASS PA                                            4.00       02/15/2040          219,373
       111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                 CLASS B                                                               6.42       12/12/2033          115,843
        53,249   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2002-C
                 CLASS A2                                                              6.14       02/12/2034           55,699
       466,739   FNMA SERIES 2001-81 CLASS HE                                          6.50       01/25/2032          511,153
       149,000   FNMA SERIES 2002-94 CLASS HQ                                          4.50       01/25/2018          159,252
        47,000   FNMA SERIES 2003-108 CLASS BE                                         4.00       11/25/2018           49,456
        39,000   FNMA SERIES 2003-125 CLASS AY                                         4.00       12/25/2018           40,974
       185,000   FNMA SERIES 2003-3 CLASS HJ                                           5.00       02/25/2018          199,773
        90,836   FNMA SERIES 2004-60 CLASS PA                                          5.50       04/25/2034           97,438
        33,000   FNMA SERIES 2004-80 CLASS LE                                          4.00       11/25/2019           34,667
        40,000   FNMA SERIES 2004-81 CLASS KE                                          4.50       11/25/2019           42,879
        76,661   FNMA SERIES 2005-58 CLASS MA                                          5.50       07/25/2035           85,048
       207,000   FNMA SERIES 2007-113 CLASS DB                                         4.50       12/25/2022          221,338
           533   FNMA SERIES 2007-30 CLASS MA                                          4.25       02/25/2037              568
       337,278   FNMA SERIES 2007-39 CLASS NA                                          4.25       01/25/2037          358,009
       123,584   FNMA SERIES 2007-77 CLASS MH                                          6.00       12/25/2036          132,443
       298,998   FNMA SERIES 2009-78 CLASS J                                           5.00       09/25/2019          318,713
        96,159   FNMA SERIES 2009-80 CLASS KC                                          5.00       09/25/2037          103,121
       315,000   FNMA SERIES 2009-88 CLASS B                                           6.00       11/25/2039          344,011
       132,000   FNMA SERIES 2009-M1 CLASS A2                                          4.29       07/25/2019          138,110
       241,000   FNMA SERIES 2009-M2 CLASS A3                                          4.00       01/25/2019          247,699
       151,188   FNMA SERIES 2010-54 CLASS EA                                          4.50       06/25/2040          159,122
       100,000   FNMA SERIES 2010-M1 CLASS A2                                          4.45       09/25/2019          105,081
       213,000   FNMA SERIES 2010-M3 CLASS A3                                          4.33       03/25/2020          221,962
       119,000   FNMA SERIES K005 CLASS A2                                             4.32       11/25/2019          124,402
       182,000   FNMA SERIES K007 CLASS A1                                             3.34       12/25/2019          186,049
         9,681   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3 CLASS
                 A1                                                                    5.56       06/10/2038            9,785
       103,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A CLASS
                 A3                                                                    6.27       12/10/2035          108,688
        79,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
                 CLASS A2+/-                                                           5.66       05/10/2040           85,558
        26,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
                 CLASS D                                                               5.67       05/10/2040           26,074
        86,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
                 CLASS A4                                                              5.30       08/10/2038           88,721
       127,000   GNMA SERIES 2006-37 CLASS JG                                          5.00       07/20/2036          139,154
        25,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG
                 CLASS AAB                                                             5.19       04/10/2037           26,514
       186,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2005-GG5 CLASS A5                                                     5.22       04/10/2037          191,058
        55,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2006-GG7 CLASS A4                                                     6.09       07/10/2038           57,491
        67,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2007-GG1 CLASS A6                                                     5.14       06/10/2036           70,848
       206,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
                 A2++                                                                  6.45       08/05/2018          216,005
       101,335   GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1 CLASS A2         4.32       10/10/2028          101,668
       187,000   IMPACT FUNDING LLC++(a)                                               5.31       01/25/2051          186,991

               Wells Fargo Advantage VT Total Return Bond Fund 11


Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       79,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 PASS-THRU CERTIFICATES SERIES 2004-C2 CLASS 3                         5.41%      05/15/2041   $       83,834
        30,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2000-C10 CLASS C                                               7.92       08/15/2032           29,986
        34,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIBC2 CLASS D                                             6.85       04/15/2035           34,302
        20,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-C2 CLASS B                                                5.21       12/12/2034           20,754
        76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-CIB5 CLASS A2                                             5.16       10/12/2037           80,316
        71,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-CB7 CLASS A4                                              4.88       01/12/2038           74,777
       218,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-PM1A CLASS A4                                             5.33       08/12/2040          233,676
        26,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2004-CB9 CLASS A4                                              5.54       06/12/2041           27,364
       157,717   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-LDP2 CLASS A3A                                            4.68       07/15/2042          162,706
        25,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-LDP4 CLASS A4                                             4.92       10/15/2042           26,301
       196,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2006-LDP9 CLASS A3                                             5.34       05/15/2047          193,716
        97,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2007-C1 CLASS A4                                               5.72       02/15/2051           95,553
        89,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2007-LD12 CLASS A3                                             6.19       02/15/2051           91,019
       447,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2007-LDPX CLASS A2S                                            5.31       01/15/2049          446,644
         6,925   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2008-C2 CLASS A1                                               5.02       02/12/2051            7,119
       186,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2009-IWST CLASS A2++                                           5.63       12/05/2027          203,497
       141,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2010-C1 CLASS A1++                                             3.85       06/15/2043          144,476
        34,000   LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST
                 SERIES 2007-C3 CLASS A3                                               6.14       07/15/2044           35,642
        36,464   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                 CLASS A2                                                              6.65       11/15/2027           37,310
       200,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                 CLASS A4                                                              5.59       06/15/2031          211,613
        47,750   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                 CLASS A4                                                              4.56       09/15/2026           48,994
       125,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                 CLASS A5                                                              4.85       09/15/2031          131,420
        34,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                 CLASS A4                                                              5.12       11/15/2032           36,321
        36,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C1
                 CLASS A4                                                              4.57       01/15/2031           36,851
        69,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C2
                 CLASS A4                                                              4.37       03/15/2036           69,891
        51,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7
                 CLASS A5                                                              4.63       10/15/2029           52,851
       164,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C4
                 CLASS A4                                                              6.08       06/15/2038          176,117
        24,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                 CLASS AAB                                                             5.40       02/15/2040           25,062
       183,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1
                 CLASS A2                                                              6.32       04/15/2041          194,197
        97,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4                5.24       11/12/2035          103,804
        41,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4                4.86       08/12/2039           42,189
        76,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A               4.95       07/12/2038           78,891
        71,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A4                5.05       07/12/2038           74,330
        91,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2007-C1CLASS A3                   6.02       06/12/2050           94,157
       271,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                     4.97       04/14/2040          276,254
       119,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4                     5.54       06/15/2038          125,362
        86,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ8 CLASS A4                     4.90       06/15/2040           88,991
        60,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                     5.27       06/13/2041           63,104

               12 Wells Fargo Advantage VT Total Return Bond Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       34,228   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3          6.51%      04/15/2034   $       35,917
        31,876   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4         5.74       12/15/2035           33,431
        59,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4         4.80       01/13/2041           61,903
        25,312   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-T15 CLASS A2         4.69       06/13/2041           25,441
       111,253   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB        5.04       01/14/2042          116,434
        29,000   PRUDENTIAL MORTGAGE CAPITAL FUNDING LLC SERIES 2001-ROCK CLASS B      6.76       05/10/2034           30,110
        77,000   SALOMON BROTHERS MORTGAGE SECURITIES INCORPORATED VII SERIES
                 2000-C2 CLASS C                                                       7.73       07/18/2033           76,892
        63,581   SALOMON BROTHERS MORTGAGE SECURITIES INCORPORATED VII SERIES
                 2002-KEY2 CLASS A2                                                    4.47       03/18/2036           65,530
       343,743   US BANK NA SERIES 2007-1 CLASS A                                      5.92       05/25/2012          360,411
       167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4       6.29       04/15/2034          177,287
        21,584   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                 A1++                                                                  4.24       10/15/2035           21,782
       116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3       4.45       11/15/2035          118,526
        91,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A4      5.03       01/15/2041           93,109

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,133,129)                                                       14,747,976
                                                                                                               --------------
CORPORATE BONDS & NOTES: 13.35%
BEVERAGES: 0.42%
       180,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           4.13       01/15/2015          188,429
        55,000   PEPSICO INCORPORATED                                                  5.50       01/15/2040           60,254

                                                                                                                      248,683
                                                                                                               --------------
BUSINESS SERVICES: 0.19%
        30,000   ADOBE SYSTEMS INCORPORATED                                            3.25       02/01/2015           30,809
        80,000   ADOBE SYSTEMS INCORPORATED                                            4.75       02/01/2020           82,481

                                                                                                                      113,290
                                                                                                               --------------
CHEMICALS & ALLIED PRODUCTS: 0.86%
        40,000   AMGEN INCORPORATED                                                    5.75       03/15/2040           43,756
       115,000   DOW CHEMICAL COMPANY                                                  4.85       08/15/2012          121,308
        60,000   DOW CHEMICAL COMPANY                                                  5.90       02/15/2015           65,570
        80,000   DOW CHEMICAL COMPANY                                                  8.55       05/15/2019           97,929
        58,000   LIFE TECHNOLOGIES CORPORATION                                         4.40       03/01/2015           59,994
        81,000   LIFE TECHNOLOGIES CORPORATION                                         6.00       03/01/2020           87,716
        28,000   PFIZER INCORPORATED                                                   5.35       03/15/2015           31,723

                                                                                                                      507,996
                                                                                                               --------------
COMMUNICATIONS: 0.79%
       113,000   COMCAST CORPORATION                                                   8.38       03/15/2013          130,850
        68,000   COMCAST CORPORATION                                                   5.15       03/01/2020           71,193
        65,000   COMCAST CORPORATION                                                   6.40       03/01/2040           69,961
        40,000   FRONTIER COMMUNICATIONS                                               8.13       10/01/2018           39,750
        65,000   NEW COMMUNICATIONS HOLDINGS INCORPORATED++                            8.25       04/15/2017           65,244
        85,000   QWEST CORPORATION                                                     7.50       10/01/2014           90,419

                                                                                                                      467,417
                                                                                                               --------------
DEPOSITORY INSTITUTIONS: 1.97%
       105,000   BANK OF AMERICA CORPORATION                                           7.38       05/15/2014          117,680
        65,000   BANK OF AMERICA CORPORATION                                           4.50       04/01/2015           65,697
        75,000   BANK OF AMERICA CORPORATION                                           6.00       09/01/2017           78,925
       220,000   BANK OF AMERICA CORPORATION                                           5.63       07/01/2020          221,747
       250,000   CAPITAL ONE BANK USA NA                                               8.80       07/15/2019          312,103
        74,000   CITIGROUP INCORPORATED                                                6.38       08/12/2014           78,599

               Wells Fargo Advantage VT Total Return Bond Fund 13


Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
DEPOSITORY INSTITUTIONS (continued)
$      119,000   CITIGROUP INCORPORATED                                                4.75%      05/19/2015   $      118,937
        66,000   CITIGROUP INCORPORATED                                                8.50       05/22/2019           78,680
        35,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.00       06/15/2020           36,090
        51,000   JPMORGAN CHASE COMPANY                                                3.40       06/24/2015           51,032

                                                                                                                    1,159,490
                                                                                                               --------------
ELECTRIC UTILITIES: 0.28%
       130,000   FIRSTENERGY SOLUTIONS COMPANY                                         6.05       08/15/2021          132,593
        30,000   FIRSTENERGY SOLUTIONS COMPANY                                         6.80       08/15/2039           29,682

                                                                                                                      162,275
                                                                                                               --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.39%
       150,000   DOMINION RESOURCES INCORPORATED PUTTABLE<<                            8.88       01/15/2019          198,128
       125,000   DPL INCORPORATED                                                      6.88       09/01/2011          132,319
        95,000   DUKE ENERGY CORPORATION                                               6.30       02/01/2014          106,923
       300,000   NEVADA POWER COMPANY SERIES A                                         8.25       06/01/2011          317,603
        60,000   PROGRESS ENERGY INCORPORATED                                          6.85       04/15/2012           65,244

                                                                                                                      820,217
                                                                                                               --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.43%
       145,000   CISCO SYSTEMS INCORPORATED                                            4.45       01/15/2020          153,065
        65,000   CISCO SYSTEMS INCORPORATED                                            5.50       01/15/2040           68,127
        30,000   EXELON GENERATION COMPANY LLC                                         6.25       10/01/2039           32,046

                                                                                                                      253,238
                                                                                                               --------------
FINANCIAL SERVICES: 0.25%
        28,000   BEAR STEARNS COMPANIES LLC                                            5.70       11/15/2014           31,013
        60,000   NEW COMMUNICATIONS HOLDINGS++                                         8.50       04/15/2020           60,150
        55,000   TANGER PROPERTIES LP                                                  6.13       06/01/2020           57,896

                                                                                                                      149,059
                                                                                                               --------------
FOOD & KINDRED PRODUCTS: 0.40%
        85,000   KRAFT FOODS INCORPORATED CLASS A                                      5.38       02/10/2020           91,082
        70,000   KRAFT FOODS INCORPORATED CLASS A                                      6.50       02/09/2040           78,283
        65,000   WM. WRIGLEY JR. COMPANY++                                             3.70       06/30/2014           65,744
                                                                                                                      235,109
                                                                                                               --------------
GENERAL MERCHANDISE STORES: 0.24%
       145,000   WAL MART STORES INCORPORATED                                          4.88       07/08/2040          142,774
                                                                                                               --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.32%
        14,000   HCP INCORPORATED SERIES MTN                                           6.30       09/15/2016           14,489
        35,000   HCP INCORPORATED SERIES MTN                                           6.70       01/30/2018           36,900
       110,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           5.65       12/15/2013          116,062
        20,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           6.00       01/30/2017           20,194

                                                                                                                      187,645
                                                                                                               --------------
INSURANCE CARRIERS: 0.61%
       110,000   COVENTRY HEALTH CARE INCORPORATED                                     5.95       03/15/2017          105,070
        80,000   HARTFORD FINANCIAL SERVICES GROUP                                     5.50       03/30/2020           77,647

               14 Wells Fargo Advantage VT Total Return Bond Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
INSURANCE CARRIERS (continued)
$       66,000   LIBERTY MUTUAL GROUP++                                                7.50%      08/15/2036   $       65,174
        97,000   UNITEDHEALTH GROUP INCORPORATED                                       6.88       02/15/2038          109,658
                                                                                                                      357,549
                                                                                                               --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.11%
        65,000   CAREFUSION CORPORATION                                                4.13       08/01/2012           67,899
                                                                                                               --------------
METAL MINING: 0.12%
        70,000   SOUTHERN COPPER CORPORATION                                           6.75       04/16/2040           69,193
                                                                                                               --------------
MOTION PICTURES: 0.06%
        35,000   DISCOVERY COMMUNICATIONS LLC                                          6.35       06/01/2040           37,404
                                                                                                               --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.70%
        85,000   AMERICAN EXPRESS COMPANY                                              7.25       05/20/2014           96,614
       370,000   CITIGROUP INCORPORATED                                                1.88       10/22/2012          377,778
        95,000   CREDIT SUISSE NEW YORK                                                6.00       02/15/2018           99,129
       300,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                              6.00       10/01/2017          326,689
       105,000   JPMORGAN CHASE CAPITAL XXV                                            6.80       10/01/2037          103,779
                                                                                                                    1,003,989
                                                                                                               --------------
OIL & GAS EXTRACTION: 0.65%
       127,000   SHELL INTERNATIONAL FINANCE BV                                        3.10       06/28/2015          128,965
        72,000   TOTAL CAPITAL SA                                                      4.45       06/24/2020           73,494
       110,000   VALERO ENERGY CORPORATION                                             9.38       03/15/2019          133,242
        35,000   XTO ENERGY INCORPORATED                                               6.75       08/01/2037           45,089
                                                                                                                      380,790
                                                                                                               --------------
PIPELINES: 0.68%
       105,000   ENERGY TRANSFER PARTNERS LP                                           9.00       04/15/2019          123,483
        33,000   KINDER MORGAN ENERGY PARTNERS LP                                      6.55       09/15/2040           34,246
       176,000   ROCKIES EXPRESS PIPELINE++                                            3.90       04/15/2015          170,098
        75,000   ROCKIES EXPRESS PIPELINE++                                            5.63       04/15/2020           71,334
                                                                                                                      399,161
                                                                                                               --------------
RAILROAD TRANSPORTATION: 0.15%
        85,000   BURLINGTON NORTHERN SANTA FE LLC                                      5.75       05/01/2040           89,904
                                                                                                               --------------
REAL ESTATE: 0.19%
        65,000   WEA FINANCE LLC++                                                     7.50       06/02/2014           73,662
        36,000   WEA FINANCE LLC++                                                     7.13       04/15/2018           40,620
                                                                                                                      114,282
                                                                                                               --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.19%
        50,000   KILROY REALTY LP++                                                    6.63       06/01/2020           50,957
        61,000   RECKSON OPERATING PARTNERSHIP++                                       7.75       03/15/2020           59,801
                                                                                                                      110,758
                                                                                                               --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.97%
        55,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                        6.95       08/10/2012           60,328
        45,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.75       10/01/2037           44,115
       110,000   LAZARD GROUP LLC                                                      7.13       05/15/2015          115,852
       155,000   LAZARD GROUP LLC                                                      6.85       06/15/2017          156,968
       201,000   MORGAN STANLEY                                                        5.50       01/26/2020          194,447
                                                                                                                      571,710
                                                                                                               --------------

               Wells Fargo Advantage VT Total Return Bond Fund 15


Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
TELECOMMUNICATIONS: 0.13%
$       60,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                     8.50%      11/15/2018   $      78,008
                                                                                                               --------------
TOBACCO PRODUCTS: 0.25%
        80,000   ALTRIA GROUP INCORPORATED                                             9.70       11/10/2018          101,310
        35,000   ALTRIA GROUP INCORPORATED                                            10.20       02/06/2039           46,949
                                                                                                                      148,259
                                                                                                               --------------

TOTAL CORPORATE BONDS & NOTES (COST $7,450,614)                                                                    7,876,099
                                                                                                               --------------
YANKEE CORPORATE BONDS: 9.01%
       250,000   ACHMEA HYPOTHEEKBANK NV++                                             3.20       11/03/2014          258,289
       146,000   AMERICA MOVIL SAB DE CV++                                             5.00       10/16/2019          150,884
       105,000   AMERICA MOVIL SAB DE CV++                                             6.13       03/30/2040          109,644
       100,000   BANCO NACIONAL DE DESENVOLVIMENTO ECONOMICO E SOCIAL++                5.50       07/12/2020          100,250
       100,000   BANK OF MONTREAL++                                                    2.85       06/09/2015          101,635
        75,000   BRITISH SKY BROADCASTING GROUP PLC++                                  9.50       11/15/2018          100,237
        35,000   BRITISH TELECOM PLC                                                   9.88       12/15/2030           42,715
       100,000   CIE DE FINANCEMENT FONCIER++                                          2.13       04/22/2013          100,968
       100,000   COMMONWEALTH BANK OF AUSTRALIA++                                      5.00       10/15/2019          103,804
        80,000   COMMONWEALTH BANK OF AUSTRALIA++                                      5.00       03/19/2020           82,774
        85,000   CREDIT SUISSE AG                                                      5.40       01/14/2020           84,512
       105,000   EXPORT-IMPORT BANK OF KOREA                                           5.50       10/17/2012          111,405
       105,000   EXPORT-IMPORT BANK OF KOREA                                           5.88       01/14/2015          113,769
       125,000   FIH ERHVERVSBANK A/S++                                                2.00       06/12/2013          125,789
       245,000   HSBC BANK PLC++                                                       3.50       06/28/2015          247,357
        65,000   FRANCE TELECOM SA                                                     7.75       03/01/2011           67,827
        70,000   GRUPO TELEVISA SA                                                     6.63       01/15/2040           72,935
        55,000   HUSKY ENERGY INCORPORATED                                             5.90       06/15/2014           61,222
       250,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                             4.63       09/11/2015          260,859
       375,000   INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT                 2.38       05/26/2015          381,275
       105,000   ITAU UNIBANCO HOLDING SA++                                            6.20       04/15/2020          107,625
       148,000   KOMMUNALBANKEN AS++                                                   2.75       05/05/2015          150,652
       110,000   KOREA DEVELOPMENT BANK                                                4.38       08/10/2015          112,160
       170,000   NIBC BANK NV++                                                        2.80       12/02/2014          172,184
        75,000   NIBC BANK NV                                                          4.88       11/19/2019           77,457
       165,000   NORDEA BANK AB++                                                      2.50       11/13/2012          166,805
        30,000   PETRO CANADA                                                          6.80       05/15/2038           34,420
        65,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                               7.88       03/15/2019           74,370
        60,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                               6.88       01/20/2040           60,491
       270,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                5.50       09/30/2014          287,939
        95,000   RIO TINTO FINANCE USA LIMITED                                         5.88       07/15/2013          104,087
        85,000   RIO TINTO FINANCE USA LIMITED                                         9.00       05/01/2019          111,543
        25,000   ROGERS CABLE INCORPORATED                                             5.50       03/15/2014           27,605
       175,000   ROGERS WIRELESS INCORPORATED                                          6.38       03/01/2014          198,689
        70,000   SUNCOR ENERGY INCORPORATED                                            6.50       06/15/2038           78,159
       223,000   SWEDISH EXPORT CREDIT                                                 3.25       09/16/2014          231,347
        80,000   TELEFONICA EMISIONES SAU                                              5.98       06/20/2011           82,946
       165,000   TELEFONICA EMISIONES SAU                                              5.13       04/27/2020          165,378
        55,000   THOMSON REUTERS CORPORATION                                           5.95       07/15/2013           61,487
        70,000   VALE OVERSEAS LIMITED                                                 6.88       11/10/2039           73,129
        81,000   WESTFIELD GROUP++                                                     5.40       10/01/2012           85,854
       165,000   WESTPAC BANKING CORPORATION                                           2.25       11/19/2012          166,403
TOTAL YANKEE CORPORATE BONDS (COST $5,091,901)                                                                      5,308,880
                                                                                                               --------------

               16 Wells Fargo Advantage VT Total Return Bond Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
YANKEE GOVERNMENT BONDS: 0.83%
$      185,000   PROVINCE OF ONTARIO CANADA                                            4.10%      06/16/2014   $      198,949
        80,000   PROVINCE OF ONTARIO CANADA                                            4.40       04/14/2020           85,006
       100,000   RUSSIAN FOREIGN BOND++                                                3.63       04/29/2015           96,750
       100,000   STATE OF QATAR++                                                      6.40       01/20/2040          106,250
TOTAL YANKEE GOVERNMENT BONDS (COST $470,153)                                                                         486,955
                                                                                                               --------------
MUNICIPAL BONDS & NOTES: 0.46%
CALIFORNIA: 0.22%
        40,000   CALIFORNIA STATE BUILD AMERICA BONDS (PROPERTY TAX REVENUE)           7.30       10/01/2039           42,085
        75,000   LOS ANGELES CA USD BUILD AMERICA BONDS (PROPERTY TAX REVENUE)         6.76       07/01/2034           85,739

                                                                                                                      127,824
                                                                                                               --------------
NEVADA: 0.16%
        85,000   CLARK COUNTY NV SERIES C BUILD AMERICA BONDS(PORT, AIRPORT &
                 MARINA REVENUE)                                                       6.82       07/01/2045           96,773
                                                                                                               --------------
TEXAS: 0.08%
        40,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)           6.72       01/01/2049           45,047
                                                                                                               --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $248,283)                                                                         269,644
                                                                                                               --------------
AGENCY SECURITIES: 33.12%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.53%
        24,909   FHLMC #1B3430+/-                                                      6.15       06/01/2037           26,956
         2,283   FHLMC #1B7562+/-                                                      5.85       11/01/2037            2,459
        37,980   FHLMC #1G0784+/-                                                      5.69       03/01/2036           40,847
        26,631   FHLMC #1G1614+/-                                                      5.90       03/01/2037           28,738
        54,899   FHLMC #1G1873+/-                                                      5.72       03/01/2036           59,104
        49,717   FHLMC #1J1920+/-                                                      5.65       10/01/2038           53,329
         6,738   FHLMC #847703+/-                                                      5.95       01/01/2037            7,268
        52,379   FHLMC #A78331                                                         6.00       03/01/2034           57,670
       112,059   FHLMC #A79090                                                         6.50       07/01/2034          124,725
        75,314   FHLMC #E01279                                                         5.50       01/01/2018           81,416
       106,786   FHLMC #E01497                                                         5.50       11/01/2018          115,736
        83,697   FHLMC #E01539                                                         5.50       12/01/2018           90,712
        70,568   FHLMC #G11594                                                         5.50       08/01/2019           76,649
        66,114   FHLMC #G11653                                                         5.50       12/01/2019           71,812
       135,842   FHLMC #G11944                                                         5.50       07/01/2020          147,590
       439,030   FHLMC #G12687                                                         6.00       05/01/2022          478,389
       163,141   FHLMC #G12827                                                         5.50       02/01/2021          177,097
       100,093   FHLMC #G12888                                                         5.50       07/01/2018          108,655
       143,700   FHLMC #H09172                                                         5.50       06/01/2038          154,104
        55,882   FHLMC #J02372                                                         5.50       05/01/2020           60,698
        50,376   FHLMC #J02373                                                         5.50       05/01/2020           54,716
        60,520   FHLMC #J02376                                                         6.00       05/01/2020           66,059

                                                                                                                    2,084,729
                                                                                                               --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 24.99%
       863,000   FNMA%%                                                                4.50       07/01/2025          910,330
       177,000   FNMA                                                                  7.25       05/15/2030          243,759
     1,500,000   FNMA%%                                                                4.50       07/13/2036        1,554,609
     1,000,000   FNMA%%                                                                5.00       08/15/2036        1,054,219
       900,000   FNMA%%                                                                5.50       07/01/2040          966,167
     1,000,000   FNMA%%                                                                5.50       08/01/2040        1,070,469
       112,043   FNMA #190129                                                          6.00       11/01/2023          121,901

               Wells Fargo Advantage VT Total Return Bond Fund 17


Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      168,800   FNMA #190338                                                          5.50%      07/01/2033   $      182,051
       100,398   FNMA #310017                                                          7.00       06/01/2035          113,687
       237,260   FNMA #462404+/-                                                       6.27       09/01/2037          256,832
       126,050   FNMA #725162                                                          6.00       02/01/2034          138,840
       692,956   FNMA #725205                                                          5.00       03/01/2034          736,944
       301,732   FNMA #725228                                                          6.00       03/01/2034          332,348
       155,660   FNMA #725423                                                          5.50       05/01/2034          167,879
       168,537   FNMA #725424                                                          5.50       04/01/2034          181,767
       106,187   FNMA #735503                                                          6.00       04/01/2035          116,962
        18,641   FNMA #735504                                                          6.00       04/01/2035           20,562
        29,920   FNMA #838303+/-                                                       5.96       07/01/2037           32,253
       175,016   FNMA #878099                                                          6.00       04/01/2036          190,478
       112,119   FNMA #888560                                                          6.00       11/01/2035          123,495
       112,391   FNMA #888635                                                          5.50       09/01/2036          121,214
       133,158   FNMA #888941+/-                                                       5.95       10/01/2037          143,790
       299,025   FNMA #889183                                                          5.50       09/01/2021          324,092
       308,624   FNMA #889213                                                          5.50       10/01/2020          335,170
       814,290   FNMA #889318                                                          5.50       07/01/2020          882,550
       299,241   FNMA #889568                                                          5.50       03/01/2020          324,326
       672,000   FNMA #890221                                                          5.50       12/01/2033          723,870
        34,748   FNMA #893916+/-                                                       6.27       10/01/2036           37,437
        42,632   FNMA #905629+/-                                                       5.99       12/01/2036           46,058
        56,759   FNMA #906326+/-                                                       5.50       01/01/2037           60,334
        63,239   FNMA #906403+/-                                                       5.88       01/01/2037           68,203
        98,748   FNMA #906404+/-                                                       5.86       01/01/2037          106,554
        51,575   FNMA #909569+/-                                                       5.83       02/01/2037           55,645
       328,015   FNMA #909707+/-                                                       5.76       02/01/2037          352,956
        53,664   FNMA #910293+/-                                                       5.90       03/01/2037           57,865
        66,620   FNMA #914819+/-                                                       5.87       04/01/2037           71,819
       258,569   FNMA #931676                                                          5.50       01/01/2019          280,810
        50,251   FNMA #938185+/-                                                       5.90       07/01/2037           54,151
        17,415   FNMA #941143+/-                                                       6.02       10/01/2037           18,783
        46,201   FNMA #942257+/-                                                       5.89       07/01/2037           49,800
        10,857   FNMA #945646+/-                                                       6.04       09/01/2037           11,714
        26,084   FNMA #947424+/-                                                       5.66       10/01/2037           27,999
        44,987   FNMA #952835+/-                                                       5.90       09/01/2037           48,650
        25,946   FNMA #959331+/-                                                       6.00       11/01/2037           27,960
       316,836   FNMA #966395+/-                                                       5.85       12/01/2037          341,621
       766,077   FNMA #983499                                                          5.50       07/01/2035          826,214
       180,606   FNMA #995182                                                          5.50       06/01/2020          196,141
        35,539   FNMA #995485                                                          6.00       04/01/2035           39,201
       201,852   FNMA #995508                                                          6.00       12/01/2035          222,334
        70,533   FNMA #AD0086+/-                                                       5.57       02/01/2039           75,695
        86,140   FNMA #AD0212                                                          5.50       04/01/2021           93,550
        54,420   FNMA #AD0531                                                          5.50       11/01/2023           59,101
       117,458   FNMA #AD0584                                                          7.00       01/01/2039          130,689
                                                                                                                   14,731,848
                                                                                                               --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.44%
     1,500,000   GNMA%%                                                                4.50       07/01/2040        1,558,833
       500,000   GNMA%%                                                                5.00       09/01/2040          527,346
       458,074   GNMA #782044                                                          6.50       12/15/2032          529,212
                                                                                                                    2,615,391
                                                                                                               --------------

               18 Wells Fargo Advantage VT Total Return Bond Fund


                             Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST
  PRINCIPAL      SECURITY NAME                                                        RATE     MATURITY DATE        VALUE
--------------   ----------------------------------------------------------------   --------   -------------   --------------
TENNESSEE VALLEY AUTHORITY: 0.16%
$       84,000   TENNESSEE VALLEY AUTHORITY                                            5.25%      09/15/2039   $       92,861
                                                                                                               --------------
TOTAL AGENCY SECURITIES (COST $18,997,460)                                                                         19,524,829
                                                                                                               --------------
US TREASURY SECURITIES: 22.29%
US TREASURY BONDS: 5.69%
       200,000   US TREASURY BOND                                                      7.13       02/15/2023          276,906
     1,598,000   US TREASURY BOND<<                                                    5.38       02/15/2031        1,966,039
       200,000   US TREASURY BOND                                                      4.25       05/15/2039          211,469
         2,000   US TREASURY BOND                                                      4.38       11/15/2039            2,159
       423,000   US TREASURY BOND                                                      4.63       02/15/2040          475,478
       389,000   US TREASURY BOND                                                      4.38       05/15/2040          420,727

                                                                                                                    3,352,778
                                                                                                               --------------
US TREASURY NOTES: 16.60%
     1,620,000   US TREASURY NOTE                                                      0.75       05/31/2012        1,624,682
        19,000   US TREASURY NOTE                                                      0.63       06/30/2012           19,002
        38,000   US TREASURY NOTE                                                      1.38       02/15/2013           38,499
       869,000   US TREASURY NOTE                                                      1.75       04/15/2013          888,752
     1,406,000   US TREASURY NOTE                                                      1.38       05/15/2013        1,423,139
     1,771,000   US TREASURY NOTE                                                      1.13       06/15/2013        1,778,049
       513,000   US TREASURY NOTE                                                      1.88       02/28/2014          522,779
       538,000   US TREASURY NOTE                                                      2.13       05/31/2015          547,248
     2,079,000   US TREASURY NOTE                                                      1.88       06/30/2015        2,086,958
       168,000   US TREASURY NOTE                                                      3.13       04/30/2017          175,612
       648,000   US TREASURY NOTE                                                      3.50       05/15/2020          678,171
                                                                                                                    9,782,891
                                                                                                               --------------
TOTAL US TREASURY SECURITIES (COST $12,949,178)                                                                    13,135,669
                                                                                                               --------------
SHORT-TERM INVESTMENTS: 7.43%
CORPORATE BONDS & NOTES: 1.02%
       279,768   GRYPHON FUNDING LIMITED(i)(a)(v)                                      0.00       08/05/2010          112,243
       879,051   VFNC CORPORATION+/-++(i)(a)(v)                                        0.35       09/29/2011          492,268

                                                                                                                      604,511
                                                                                                               --------------

    SHARES                                                                            YIELD
--------------                                                                      --------
INVESTMENT COMPANIES: 6.41%
     2,129,624   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                        0.28                         2,129,624
                 WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
     1,647,155   LLC(l)(u)(v)                                                          0.35                         1,647,155
                                                                                                                    3,776,779
                                                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,230,024)                                                                      4,381,290
                                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $67,173,764)*                                                                  117.65%                       69,347,225
OTHER ASSETS AND LIABILITIES, NET                                                    (17.65)                      (10,402,511)
                                                                                     ------                    --------------
TOTAL NET ASSETS                                                                     100.00%                   $   58,944,714
                                                                                     ------                    --------------

                                                                                    INTEREST
   PRINCIPAL                                                                          RATE
--------------                                                                      --------
TBA SALE COMMITMENTS: (2.74%)
$     (500,000)  FNMA%%                                                                5.50       07/01/2025         (540,078)
    (1,000,000)  FNMA%%                                                                5.50       07/01/2033       (1,073,438)
                                                                                                               --------------
TOTAL TBA SALE COMMITMENTS (PROCEEDS $1,611,250)                                                               $   (1,613,516)
                                                                                                               --------------

               Wells Fargo Advantage VT Total Return Bond Fund 19


Portfolio of Investments--June 30, 2010 (Unaudited)

VT TOTAL RETURN BOND FUND

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Investment in an affiliate.

(i)  Illiquid security.

<<   All or a portion of this security is on loan.

%%   Securities issued on a when-issued (TBA) basis.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(u)  Rate shown is the 7-day annualized yield at period end.

(v) Security represents investment of cash collateral received from securities on loan.

* Cost for federal income tax purposes is $68,067,519 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $1,729,386
Gross unrealized depreciation     (449,680)
                                ----------
Net unrealized appreciation     $1,279,706

The accompanying notes are an integral part of these financial statements.

               20 Wells Fargo Advantage VT Total Return Bond Fund


                 Statements of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unaffiliated securities, at value (including securities on loan) ..   $65,570,446
      In affiliated securities, at value ...................................     3,776,779
                                                                               -----------
   Total investments, at value (see cost below) ............................    69,347,225
                                                                               -----------
   Cash ....................................................................        50,000
   Receivable for Fund shares issued .......................................        72,883
   Receivable for investments sold .........................................    10,815,553
   Receivable for interest .................................................       382,665
   Receivable for securities lending income ................................           186
                                                                               -----------
Total assets ...............................................................    80,668,512
                                                                               -----------
LIABILITIES
   TBA sale commitments, at value ..........................................     1,613,516
   Payable for Fund shares redeemed ........................................       126,992
   Payable for investments purchased .......................................    17,626,028
   Payable upon return of securities loaned ................................     2,113,414
   Payable to investment advisor and affiliates ............................        20,721
   Accrued expenses and other liabilities ..................................       223,127
                                                                               -----------
Total liabilities ..........................................................    21,723,798
                                                                               -----------
TOTAL NET ASSETS ...........................................................   $58,944,714
                                                                               ===========
NET ASSETS CONSIST OF
   Paid-in capital .........................................................   $53,382,158
   Undistributed net investment income .....................................       465,391
   Accumulated net realized gain on investments ............................     2,925,970
   Net unrealized appreciation of investments ..............................     2,171,195
                                                                               -----------
TOTAL NET ASSETS ...........................................................   $58,944,714
                                                                               ===========
COMPUTATON OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ..............................................................   $58,944,714
   Shares outstanding ......................................................     5,497,122
   Net asset value and offering price per shares ...........................   $     10.72
                                                                               -----------
Investments, at cost .......................................................   $67,173,764
                                                                               -----------
Securities on loan, at value ...............................................   $ 2,058,992
                                                                               -----------
Proceeds received from TBA sale commitments ................................   $ 1,611,250
                                                                               -----------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage VT Total Return Bond Fund 21


Statements of Operations--For the Six Months Ended June 30 2010 (Unaudited)

INVESTMENT INCOME
   Interest(1) .......................................................   $2,309,573
   Income from affiliated securities .................................        6,317
   Securities lending, net ...........................................        1,360
                                                                         ----------
Total investment income ..............................................    2,317,250
                                                                         ----------
EXPENSES
   Advisory fees .....................................................      169,672
   Administration fees ...............................................       67,869
   Custody fees ......................................................       11,262
   Accounting fees ...................................................        3,935
   Distribution fees .................................................      106,045
   Professional fees .................................................       17,736
   Shareholder reports ...............................................       97,535
   Trustees' fees ....................................................        5,158
   Other fees and expenses ...........................................        1,426
                                                                         ----------
Total expenses .......................................................      480,638
                                                                         ----------
LESS
   Waived fees and/or reimbursed expenses ............................      (98,876)
   Net expenses ......................................................      381,762
                                                                         ----------
Net investment income ................................................    1,935,488
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated securities .......................    2,469,381
                                                                         ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities ...........................................      101,946
   TBA sale commitments ..............................................       (2,969)
                                                                         ----------
Net change in unrealized appreciation (depreciation) of investments ..       98,977
                                                                         ----------
Net realized and unrealized gain (loss) on investments ...............    2,568,358
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $4,503,846
                                                                         ----------
(1) Interest tax witheld .............................................   $    1,066

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage VT Total Return Bond Fund 22


Statement of Changes in Net Assets

                                                                                       For the
                                                                                  Six Months Ended        For the
                                                                                    June 30, 2010        Year Ended
                                                                                     (Unaudited)     December 31, 2009
                                                                                  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................     $ 95,134,402       $ 93,610,164
OPERATIONS
   Net investment income ......................................................        1,935,488          3,721,497
   Net realized gain on investments ...........................................        2,469,381          1,385,968
   Net change in unrealized appreciation (depreciation) of investments ........           98,977          5,138,033
                                                                                    ------------       ------------
Net increase in net assets resulting from operations ..........................        4,503,846         10,245,498
                                                                                    ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ......................................................       (1,507,545)        (4,144,480)
   Net realized gains .........................................................                0           (384,241)
                                                                                    ------------       ------------
Total distributions to shareholders ...........................................       (1,507,545)        (4,528,721)
                                                                                    ------------       ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..................................................        4,357,482         23,374,243
   Reinvestment of distributions ..............................................        1,533,522          4,514,417
   Cost of shares redeemed ....................................................      (45,076,993)       (32,081,199)
                                                                                    ------------       ------------
Net decrease in net assets resulting from capital share transactions ..........      (39,185,989)        (4,192,539)
                                                                                    ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      (36,189,688)         1,524,238
                                                                                    ------------       ------------
ENDING NET ASSETS .............................................................     $ 58,944,714       $ 95,134,402
                                                                                    ------------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .........................     $    465,391       $     37,448
                                                                                    ------------       ------------
SHARES ISSUED AND REDEEMED
   Shares sold ................................................................          415,345          2,307,327
   Shares issued in reinvestment of distributions .............................          145,602            447,370
   Shares redeemed ............................................................       (4,261,138)        (3,203,494)
                                                                                    ------------       ------------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       (3,700,191)          (448,797)
                                                                                    ------------       ------------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

               24 Wells Fargo Advantage VT Total Return Bond Fund


                                                            Financial Highlights

                                                  Beginning                 Net Realized    Distributions   Distributions
                                                  Net Asset      Net       and Unrealized      from Net        from Net
                                                  Value Per   Investment     Gain (Loss)      Investment       Realized
                                                    Share       Income     on Investments      Income           Gains
                                                  ---------   ----------   --------------   -------------   -------------
January 1, 2010 to June 30, 2010 (Unaudited) ..     $10.34       0.26           0.30            (0.18)           0.00
January 1, 2009 to December 31, 2009 ..........     $ 9.70       0.42           0.72            (0.46)          (0.04)
January 1, 2008 to December 31, 2008 ..........     $ 9.94       0.44          (0.21)           (0.47)           0.00
January 1, 2007 to December 31, 2007 ..........     $ 9.81       0.45           0.13            (0.45)           0.00
January 1, 2006 to December 31, 2006 ..........     $ 9.86       0.43          (0.05)           (0.43)           0.00
January 1, 2005 to December 31, 2005 ..........     $10.08       0.36          (0.17)           (0.37)          (0.04)

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage VT Total Return Bond Fund 25


Financial Highlights

                Ratio to Average Net Assets
                        (Annualized)
 Ending     -----------------------------------
Net Asset        Net                                          Portfolio    Net Assets at
Value Per    Investment       Gross      Net         Total    Turnover     End of Period
  Share     Income (Loss)   Expenses   Expenses   Return(1)     Rate      (000's omitted)
---------   -------------   --------   --------   ---------   ---------   ---------------
  $10.72        4.49%         1.13%      0.90%       5.50%       409%         $ 58,945
  $10.34        4.07%         1.20%      0.85%      11.99%       580%         $ 95,134
  $ 9.70        4.55%         1.19%      0.90%       2.39%       692%         $ 93,610
  $ 9.94        4.58%         0.94%      0.90%       6.08%       580%         $129,098
  $ 9.81        4.36%         0.95%      0.90%       3.92%       662%         $116,449
  $ 9.86        3.58%         0.96%      0.90%       1.90%       714%         $ 85,445

               26 Wells Fargo Advantage VT Total Return Bond Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage VT Total Return Bond Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999. The Fund is available exclusively as pooled funding vehicle for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under
Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05%

               Wells Fargo Advantage VT Total Return Bond Fund 27


Notes to Financial Statements (Unaudited)

and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended June 30, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statement of Assets and Liabilities.

TBA SALE COMMITMENTS

The Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Securities valuation". The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss.

If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

STRUCTURED INVESTMENT VEHICLES

The Fund may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

               28 Wells Fargo Advantage VT Total Return Bond Fund


                                       Notes to Financial Statements (Unaudited)

As of June 30, 2010, the Fund owned certain of these types of structured securities in the amount of $604,511 representing 1.02% of net assets. These securities were originally purchased by the Fund's former securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of the Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for the Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Fund's lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the Fund's ratable exposure to the defaulted or impaired SIVs, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on the Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed the Fund's ownership of defaulted or impaired SIVs in the joint account based on the Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is accrued daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009, the Fund had $748,606 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

               Wells Fargo Advantage VT Total Return Bond Fund 29


Notes to Financial Statements (Unaudited)

to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                      Significant Other    Significant
                                                          Observable      Unobservable
                                      Quoted Prices         Inputs          Inputs
INVESTMENTS IN SECURITIES               (Level 1)         (Level 2)         (Level 3)       Total
-------------------------             -------------   -----------------   ------------   -----------
Asset backed securities                $         0        $ 3,615,883       $      0     $ 3,615,883
Collateralized mortgage obligations              0         14,747,976              0      14,747,976
Corporate bonds and notes                        0          7,876,099        604,511       8,480,610
Yankee corporate bonds                           0          5,308,880              0       5,308,880
Yankee government bonds                          0            486,955              0         486,955
Agency securities                                0         19,524,829              0      19,524,829
Municipal bonds and notes                        0            269,644              0         269,644
US Treasury securities                  13,135,669                  0              0      13,135,669
Investment companies                     2,129,624          1,647,155              0       3,776,779
                                       -----------        -----------       --------     -----------
                                       $15,265,293        $53,477,421       $604,511     $69,347,225
                                       ===========        ===========       ========     ===========

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's liabilities carried at fair value:

                                        Significant Other    Significant
                                            Observable      Unobservable
                        Quoted Prices         Inputs          Inputs
                          (Level 1)         (Level 2)         (Level 3)       Total
                        -------------   -----------------   ------------   -----------
TBA SALE COMMITMENTS        $0             $(1,613,516)          $0        $(1,613,516)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                        Corporate bonds
                                                           and notes
                                                        ---------------
BALANCE AS OF DECEMBER 31, 2009                            $590,286
   Realized gains or losses                                       0
   Change in unrealized appreciation (depreciation)          86,627
   Net purchases (sales)                                    (72,402)
   Transfers in and/or out of Level 3                             0
BALANCE AS OF JUNE 30, 2010                                $604,511
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   RELATING TO SECURITIES STILL HELD AT JUNE 30, 2010      $ 48,260

               30 Wells Fargo Advantage VT Total Return Bond Fund


                                       Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.40% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.16% and declining to 0.14% as the average daily net assets of the Fund increase. For the six months ended June 30, 2010, the administration fee was equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended June 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $357,878,941 and $385,201,202, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby each participating Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2010, the Fund had no borrowings under the credit agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

               Wells Fargo Advantage VT Total Return Bond Fund 31


Notes to Financial Statements (Unaudited)

8. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Core Bond Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The Fund renamed its existing single class share as Class 2. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA Core Bond Fund for 623,035 shares of the Fund valued at $31,182,320 at an exchange ratio of 0.83 for Class 2 shares. Shareholders holding Class 2 shares of Evergreen VA Core Bond Fund received Class 2 shares of the Fund in the reorganization. The investment portfolio of Evergreen VA Core Bond Fund with a fair value of $30,577,966, identified cost of $30,011,903 and unrealized appreciation of $566,063 at July 16, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen VA Core Bond Fund and the Fund immediately prior to the acquisition were $31,182,320 and $58,161,686, respectively. The aggregate net assets of the Fund immediately after the acquisition were $89,344,006. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA Core Bond Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the Fund's pro forma results of operations for the six months ended June 30, 2010 would have been:

Net investment income                                  $ 5,087,017
Net realized and unrealized gains on investments       $ 8,044,252
Net increase in net assets resulting from operations   $13,131,269

               32 Wells Fargo Advantage VT Total Return Bond Fund


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
Peter G. Gordon     Trustee, since 1998; Co-Founder, Chairman, President and CEO of Crystal Geyser.     None
67                  Chairman, since 2005 Water Company.
                    (Lead Trustee since
                    2001)

Isaiah Harris, Jr.  Advisory Board       Retired. Prior thereto, President and CEO of BellSouth         CIGNA
57                  Trustee, since 2008  Advertising and Publishing Corp from 2005 to 2007, President   Corporation;
                                         and CEO of BellSouth Enterprises from 2004 to 2005 and         Deluxe Corporation
                                         President of BellSouth Consumer Services from 2000 to 2003.
                                         Currently a member of the Iowa State University Foundation
                                         Board of Governors and a member of the Advisory Board of Iowa
                                         State University School of Business.

Dr. Leroy Keith,    Trustee, since 2010  Chairman, Bloc Global Services (development and construction), Trustee, Phoenix
Jr.(3)                                   Trustee, Phoenix Fund Complex and Director, Diversapack Co.    Fund Complex
71                                       (packaging company). Trustee of the Evergreen Funds from 1983  (consisting of to 2010. Former Managing Director, Almanac Capital Management  46 portfolios as of
                                         (commodities firm), former Partner, Stonington Partners, Inc.  12/31/09)
                                         (private equity fund), former Director, Obagi Medical Products
                                         Co. and former Director, Lincoln Educational Services.

               Wells Fargo Advantage VT Total Return Bond Fund 33


Other Information (Unaudited)

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
Judith M. Johnson   Trustee, since 2008  Retired. Prior thereto, Chief Executive Officer and Chief      None
61                                       Investment Officer of Minneapolis Employees Retirement Fund
                                         from 1996 to 2008. Ms. Johnson is a certified public
                                         accountant and a certified managerial accountant.

David F. Larcker    Advisory Board       James Irvin Miller Professor of Accounting at the Graduate     None
59                  Trustee, since 2008  School of Business, Stanford University, Director of Corporate
                                         Governance Research Program and Co-Director of The Rock Center
                                         for Corporate Governance since 2006. From 2005 to 2008,
                                         Professor of Accounting at the Graduate School of Business,
                                         Stanford University. Prior thereto, Ernst & Young Professor of
                                         Accounting at The Wharton School, University of Pennsylvania
                                         from 1985 to 2005.

Olivia S. Mitchell  Trustee, since 2006  Professor of Insurance and Risk Management, Wharton School,    None
57                                       University of Pennsylvania. Director of the Boettner Center on
                                         Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                         National Bureau of Economic Research.

Timothy J. Penny    Trustee, since 1996  President and CEO of Southern Minnesota Initiative Foundation, None
58                                       a non-profit organization, since 2007 and Senior Fellow at the
                                         Humphrey Institute Policy Forum at the University of Minnesota
                                         since 1995. Member of the Board of Trustees of NorthStar
                                         Education Finance, Inc., a non-profit organization, since
                                         2007.

Michael S.          Trustee, since 2010  Trustee of the Evergreen Funds from 1984 to 2010. Retired      None
Scofield(3)                              Attorney, Law Offices of Michael S. Scofield and former
67                                       Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke   Trustee, since 1996  Principal of the law firm of Willeke & Daniels. General        None
70                                       Counsel of the Minneapolis Employees Retirement Fund from 1984 to present. Officers

OFFICERS

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
Karla M. Rabusch    President, since     Executive Vice President of Wells Fargo Bank, N.A. and         None
51                  2003                 President of Wells Fargo Funds Management, LLC since 2003.
                                         Senior Vice President and Chief Administrative Officer of
                                         Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman    Secretary, since     Senior Vice President and Secretary of Wells Fargo Funds       None
50                  2000; Chief Legal    Management, LLC since 2001. Vice President and Managing Senior
                    Counsel, since 2003  Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)   Treasurer, since     Senior Vice President of Evergreen Investment Management       None
39                  2009                 Company, LLC since 2006 and currently the Treasurer of the
                                         Evergreen Funds since 2005. Vice President and Assistant Vice
                                         President of Evergreen Investment Services, Inc. from 1999 to
                                         2006.

David Berardi(5)    Assistant Treasurer, Vice President of Evergreen Investment Management Company, LLC None
35                  since 2009           since 2008. Assistant Vice President of Evergreen Investment
                                         Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC
                                         since 2004.

               34 Wells Fargo Advantage VT Total Return Bond Fund


                                                   Other Information (Unaudited)

                    Position Held and
Name and Age        Length of Service(2) Principal Occupations During Past Five Years                   Other Directorships
------------        -------------------- -------------------------------------------------------------- -------------------
Jeremy DePalma(5)   Assistant Treasurer, Senior Vice President of Evergreen Investment Management       None
36                  since 2009           Company, LLC since 2008. Vice President, Evergreen Investment
                                         Services, Inc. from 2004 to 2007. Assistant Vice President,
                                         Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                         Administration since 2005.

Debra Ann Early     Chief Compliance     Chief Compliance Officer of Wells Fargo Funds Management, LLC  None
46                  Officer,             since 2007. Chief Compliance Officer of Parnassus Investments
                    since 2007           from 2005 to 2007. Chief Financial Officer of Parnassus
                                         Investments from 2004 to 2007 and Senior Audit Manager of
                                         PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

               Wells Fargo Advantage VT Total Return Bond Fund 35


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT TOTAL RETURN BOND FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Total Return Bond Fund (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than the median performance of the Fund's Universe.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was

               36 Wells Fargo Advantage VT Total Return Bond Fund


                                                   Other Information (Unaudited)

determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the median rate of the Fund's Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate of the Fund's Expense Group. The Board also noted that the Net Advisory Rate for the Fund was lower than the median rate of the Fund's Expense Group. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreement.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

               Wells Fargo Advantage VT Total Return Bond Fund 37


                         Other Information (Unaudited)


INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

BROADER REVIEW

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

               38 Wells Fargo Advantage VT Total Return Bond Fund

List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

(LOGO) REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED
OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo      www.wellsfargo.com/advantagefunds         125322 08-10
Funds Management, LLC.                                        SVTTRB/SAR14606-10
All rights reserved.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
==================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Variable Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              Wells Fargo Funds Trust


                                              By: ___________________________
                                                  /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

                                              Date: August 25, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                              Wells Fargo Funds Trust


                                              By: ___________________________
                                                  /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

                                              Date: August 25, 2010



                                             By: ___________________________
                                                  /s/ Kasey L. Phillips

                                                  Kasey L. Phillips
                                                  Treasurer

                                                  Date: August 25, 2010